N-4	Apr. 25, 2024 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	Nationwide Variable Account-15
Entity Central Index Key	0001755596
Entity Investment Company Type	N-4
Document Period End Date	Apr. 25, 2024
Amendment Flag	false
Nationwide Advisory Retirement Income Annuity
Prospectus:
Fees and Expenses [Text Block]	Important Information You Should Consider About the Contract
FEES AND EXPENSES (see Fee Table and Charges and Deductions)
Charges for Early Withdrawals	None
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets you own; if those charges were reflected, the fees and expenses would be higher.

	Annual Fee	Minimum	Maximum
	Base Contract	0.20%[1]	0.20%[1]
	Investment options (underlying mutual fund fees and expenses)	0.17%[2]	4.26%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.15%[3]	1.60%[3]
1 As a percentage of Daily Net Assets.
2 As a percentage of underlying mutual fund assets. Minimum and maximum expenses include the maximum Low Cost Fund Fee (see Low Cost Fund Fee)
3 As a percentage of Daily Net Assets or Current Income Benefit Base, depending on the optional benefit(s) elected.

Because each contract is customizable, the options elected affect how much each
Contract Owner will pay. To help you understand the cost of owning the contract, the following table shows the lowest and highest cost a Contract Owner could pay each year, based on current charges.

	Lowest Annual Cost Estimate: $363.90	Highest Annual Cost Estimate: $5,383.27
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive underlying mutual fund fees
and expenses
• No optional benefits
• No additional purchase payments, transfers or
withdrawals
• No investment advisory fees

Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of
optional benefits and underlying
mutual fund fees and expenses
• No additional purchase payments,
transfers or withdrawals
• No investment advisory fees

RISKS
Risk of Loss	Contract Owners of variable annuities can lose money by investing in the contract, including loss of principal (see Principal Risks).
Not a Short-Term Investment
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).

The benefits of tax deferral and living benefit protections also mean that the contract is more beneficial to investors with a long time horizon (see Principal Risks).

Risks Associated with Investment Options
• Investment in this contract is subject to the risk of poor investment performance of the investment options chosen by the Contract Owner.
• Each investment option has its own unique risks.
• Review the prospectuses and disclosures for the investment options before making an investment decision.
See Principal Risks.

RISKS
Insurance Company Risks
Investment in the contract is subject to the risks associated with Nationwide, including that any obligations, guarantees, or benefits are subject to the claims-paying ability of
Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated
in Contacting the Service Center (see Principal Risks).

RESTRICTIONS
Investments
• Nationwide reserves the right to add, remove, and substitute investment options available under the contract (see The Sub-Accounts and Underlying Mutual Funds).
• Not all investment options may be available under your contract (see Appendix A:
Underlying Mutual Funds Available Under the Contract).
• Transfers between Sub-Accounts are subject to policies designed to deter short-term and excessively frequent transfers. Nationwide may restrict the form in which transfer requests will be accepted (see Transfer Restrictions).

Optional Benefits
• Certain optional benefits limit or restrict the investment options available for investment.
• Nationwide reserves the right to discontinue offering any optional benefit. Such a discontinuance will only apply to new contracts and will not impact any contracts already in force.
• For certain optional benefits, Nationwide reserves the right to refuse or limit subsequent purchase payments.
• For certain optional benefits, a Contract Owner’s ability to continue to receive certain benefits is contingent on a Contract Owner’s agreement to new terms and conditions.
• For certain optional benefits, while withdrawals are not restricted, the impact of certain withdrawals could have a negative impact on the amount of the benefit ultimately available.
• For certain optional benefits, certain withdrawals could negatively impact the amount of the benefit by an amount greater than the amount withdrawn and/or could terminate the optional benefit.
• If the Contract Owner elects to pay the investment advisory fees from the Contract
Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.
• The availability fo certain optional benefits may vary by state.
See Benefits Under the Contract and Appendix C: Contract Types and Tax Information.

TAXES
Tax Implications
• Consult with a tax professional to determine the tax implications of an investment in and payments received under this contract.
• If the contract is purchased through a tax-qualified plan or IRA, there is no additional tax deferral.
• Earnings in the contract are taxed at ordinary income tax rates at the time of withdrawals and there may be a tax penalty if withdrawals are taken before the Contract
Owner reaches age 59½.
See Appendix C: Contract Types and Tax Information.

CONFLICTS OF INTEREST
Investment Professional Compensation
Some financial professionals receive compensation for selling the contract. Compensation can take the form of indirect compensation in that Nationwide may share the revenue it earns on this contract with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this contract over another investment (see Distribution,
Promotional, and Sales Expenses).

Exchanges
Some financial professionals may have a financial incentive to offer an investor a new contract in place of the one he/she already owns. An investor should only exchange his/her contract if he/she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him/her to purchase the new contract, rather than to continue to own the existing one (see Replacements and Distribution, Promotional, and
Sales Expenses).

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals	None

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets you own; if those charges were reflected, the fees and expenses would be higher.

	Annual Fee	Minimum	Maximum
	Base Contract	0.20%[1]	0.20%[1]
	Investment options (underlying mutual fund fees and expenses)	0.17%[2]	4.26%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.15%[3]	1.60%[3]
1 As a percentage of Daily Net Assets.
2 As a percentage of underlying mutual fund assets. Minimum and maximum expenses include the maximum Low Cost Fund Fee (see Low Cost Fund Fee)
3 As a percentage of Daily Net Assets or Current Income Benefit Base, depending on the optional benefit(s) elected.

Because each contract is customizable, the options elected affect how much each
Contract Owner will pay. To help you understand the cost of owning the contract, the following table shows the lowest and highest cost a Contract Owner could pay each year, based on current charges.

	Lowest Annual Cost Estimate: $363.90	Highest Annual Cost Estimate: $5,383.27
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive underlying mutual fund fees
and expenses
• No optional benefits
• No additional purchase payments, transfers or
withdrawals
• No investment advisory fees

Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of
optional benefits and underlying
mutual fund fees and expenses
• No additional purchase payments,
transfers or withdrawals
• No investment advisory fees

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.20%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.20%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Daily Net Assets.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.17%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	4.26%
Investment Options Footnotes [Text Block]	2 As a percentage of underlying mutual fund assets. Minimum and maximum expenses include the maximum Low Cost Fund Fee (see Low Cost Fund Fee)
Optional Benefits Minimum [Percent]	0.15%
Optional Benefits Maximum [Percent]	1.60%
Optional Benefits Footnotes [Text Block]	3 As a percentage of Daily Net Assets or Current Income Benefit Base, depending on the optional benefit(s) elected.
Lowest Annual Cost [Dollars]	$ 363.90
Highest Annual Cost [Dollars]	$ 5,383.27
Risks [Table Text Block]
RISKS
Risk of Loss	Contract Owners of variable annuities can lose money by investing in the contract, including loss of principal (see Principal Risks).
Not a Short-Term Investment
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).

The benefits of tax deferral and living benefit protections also mean that the contract is more beneficial to investors with a long time horizon (see Principal Risks).

Risks Associated with Investment Options
• Investment in this contract is subject to the risk of poor investment performance of the investment options chosen by the Contract Owner.
• Each investment option has its own unique risks.
• Review the prospectuses and disclosures for the investment options before making an investment decision.
See Principal Risks.

Insurance Company Risks
Investment in the contract is subject to the risks associated with Nationwide, including that any obligations, guarantees, or benefits are subject to the claims-paying ability of
Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated
in Contacting the Service Center (see Principal Risks).

Investment Restrictions [Text Block]	• Nationwide reserves the right to add, remove, and substitute investment options available under the contract (see The Sub-Accounts and Underlying Mutual Funds).• Not all investment options may be available under your contract (see Appendix A: Underlying Mutual Funds Available Under the Contract).• Transfers between Sub-Accounts are subject to policies designed to deter short-term and excessively frequent transfers. Nationwide may restrict the form in which transfer requests will be accepted (see Transfer Restrictions).
Optional Benefit Restrictions [Text Block]	• Certain optional benefits limit or restrict the investment options available for investment.• Nationwide reserves the right to discontinue offering any optional benefit. Such a discontinuance will only apply to new contracts and will not impact any contracts already in force.• For certain optional benefits, Nationwide reserves the right to refuse or limit subsequent purchase payments.• For certain optional benefits, a Contract Owner’s ability to continue to receive certain benefits is contingent on a Contract Owner’s agreement to new terms and conditions.• For certain optional benefits, while withdrawals are not restricted, the impact of certain withdrawals could have a negative impact on the amount of the benefit ultimately available.• For certain optional benefits, certain withdrawals could negatively impact the amount of the benefit by an amount greater than the amount withdrawn and/or could terminate the optional benefit.• If the Contract Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.• The availability fo certain optional benefits may vary by state.See Benefits Under the Contract and Appendix C: Contract Types and Tax Information.
Tax Implications [Text Block]	• Consult with a tax professional to determine the tax implications of an investment in and payments received under this contract.• If the contract is purchased through a tax-qualified plan or IRA, there is no additional tax deferral.• Earnings in the contract are taxed at ordinary income tax rates at the time of withdrawals and there may be a tax penalty if withdrawals are taken before the Contract Owner reaches age 59½.See Appendix C: Contract Types and Tax Information.
Investment Professional Compensation [Text Block]	Some financial professionals receive compensation for selling the contract. Compensation can take the form of indirect compensation in that Nationwide may share the revenue it earns on this contract with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this contract over another investment (see Distribution, Promotional, and Sales Expenses).
Exchanges [Text Block]	Some financial professionals may have a financial incentive to offer an investor a new contract in place of the one he/she already owns. An investor should only exchange his/her contract if he/she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him/her to purchase the new contract, rather than to continue to own the existing one (see Replacements and Distribution, Promotional, and Sales Expenses).
Item 4. Fee Table [Text Block]	Fee Table The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, and surrendering or making withdrawals from the contract. Please refer to the contract specifications page for information about the specific fees the Contract Owner will pay each year based on the options elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets owned by the Contract Owner; if those charges were reflected, the fees and expenses would be higher. The first table describes the fees and expenses that a Contract Owner will pay each year during the time that the Contract Owner owns the contract (not including underlying mutual fund fees and expenses). If an optional benefit is elected, an additional charge will be assessed, as shown below. State premium taxes may also be deducted.
Annual Contract Expenses
Base Contract Expenses[1] (assessed as an annualized percentage of Daily Net Assets)	0.20%
Optional Benefit Expenses[2]
Return of Premium Death Benefit Option Charge (assessed annually as a percentage of the benefit base (the death benefit value))	0.15%
Living Benefit Options[3] (assessed annually as a percentage of a benefit base)
Maximum Nationwide Lifetime Income Rider Plus Core Advisory Charge (the benefit base is the Current Income
Benefit Base4) (available for contracts with applications signed on or after November 13, 2023)
1.50%[5]
Maximum Joint Option for the Nationwide Lifetime Income Rider Plus Core Advisory Charge (the benefit base is the Current Income Benefit Base4) (this is in addition to the charge for the Nationwide Lifetime Income Rider Plus
Core Advisory option) (available for contracts with applications signed on or after November 13, 2023)
0.40%[6]
Maximum Nationwide Lifetime Income Rider Plus Accelerated Advisory Charge (the benefit base is the Current
Income Benefit Base4) (available for contracts with applications signed on or after November 13, 2023)
1.50%[5]
Maximum Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated Advisory Charge (the benefit base is the Current Income Benefit Base4) (this is in addition to the charge for the Nationwide Lifetime Income Rider
Plus Accelerated Advisory option) (available for contracts with applications signed on or after November 13, 2023)
0.40%[6]
Maximum Pro 4 Option Charge (the benefit base is the Current Income Benefit Base4)	0.55%[7]
Joint Option for the Pro 4 Option Charge (the benefit base is the Current Income Benefit Base4) (this is in addition to the charge for the Pro 4 Option)	0.15%
Maximum Retirement Income Developer Charge (the benefit base is the Current Income Benefit Base4) (no longer available)	1.25%[8]
Joint Option for the Retirement Income Developer Charge (the benefit base is the Current Income Benefit Base4) (this is in addition to the charge for the Retirement Income Developer option) (no longer available)	0.15%
Maximum Nationwide Lifetime Income Rider Advisory Option Charge (the benefit base is the Current Income
Benefit Base4) (no longer available for contracts with applications signed on or after November 13, 2023)
1.50%[9]
Maximum Joint Option for Nationwide Lifetime Income Rider Advisory Option Charge (the benefit base is the
Current Income Benefit Base4) (this is in addition to the charge for the Nationwide Lifetime Income Rider Advisory
Option) (no longer available for contracts with applications signed on or after November 13, 2023)
0.40%[10]
[1]Throughout this prospectus, the Base Contract Expenses will be referred to as Mortality and Expense Risk Charge and Administrative Charge, as appropriate.[2]Unless otherwise indicated, charges for optional benefits are only assessed prior to the Annuitization Date (see Charges and Deductions).[3]Only one living benefit option (and its corresponding joint option) may be elected.[4]For information about how the Current Income Benefit Base is calculated, see the corresponding rider disclosures in Benefits Under the Contract.[5]Currently the charge associated with the Nationwide Lifetime Income Rider Plus Core Advisory and Nationwide Lifetime Income Rider Plus Accelerated Advisory is equal to 1.30% of the Current Income Benefit Base.[6]Currently the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Core Advisory and the Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated Advisory is equal to 0.30% of the Current Income Benefit Base.[7]Currently, the charge associated with the Pro 4 option is equal to 0.45% of the Current Income Benefit Base.[8]Currently, the charge associated with the Retirement Income Developer option is equal to 0.80% of the Current Income Benefit Base.[9]Currently, the charge associated with the Nationwide Lifetime Income Rider Advisory option is equal to 1.20% of the Current Income Benefit Base.[10]Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Advisory option is equal to 0.30% of the Current Income Benefit Base.The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. These amounts also include the maximum applicable Low Cost Fund Fee if you choose to invest in certain Sub-Accounts (see Low Cost Fund Fee). A complete list of the underlying mutual funds available under the contract, including their annual expenses, may be found in Appendix A: Underlying Mutual Funds Available Under the Contract.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.17%	4.26%
Example This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and annual underlying mutual fund expenses. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets owned by the Contract Owner; if those charges were reflected, the fees and expenses would be higher. The Example assumes: •a $100,000 investment in the contract for the time periods indicated;•a 5% return each year;•the maximum and the minimum annual underlying mutual fund expenses;•Variable Account charges that reflect the most expensive combination of optional benefits available for an additional charge (2.25%).[1] Specifically:•Return of Premium Death Benefit Option,•Nationwide Lifetime Income Rider Plus Core Advisory option, and•Joint Option for Nationwide Lifetime Income Rider Plus Core Advisory option.Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	If the contract is surrendered at the end of the applicable time period				If the contract is annuitized at the end of the applicable time period				If the contract is not surrendered
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Annual Underlying Mutual Fund Expenses (4.26%)	$6,836	$20,132	$32,946	$62,977	*	$20,132	$32,946	$62,977	$6,836	$20,132	$32,946	$62,977
Minimum Annual Underlying Mutual Fund Expenses (0.17%)	$2,541	$7,812	$13,345	$28,414	*	$7,812	$13,345	$28,414	$2,541	$7,812	$13,345	$28,414
*The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.[1]The total Variable Account charges associated with the most expensive allowable combination of optional benefits may be higher or lower depending on whether the benefit base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the benefit base is equal to the Daily Net Assets.
Annual Contract Expenses [Table Text Block]	Fee Table The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, and surrendering or making withdrawals from the contract. Please refer to the contract specifications page for information about the specific fees the Contract Owner will pay each year based on the options elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets owned by the Contract Owner; if those charges were reflected, the fees and expenses would be higher. The first table describes the fees and expenses that a Contract Owner will pay each year during the time that the Contract Owner owns the contract (not including underlying mutual fund fees and expenses). If an optional benefit is elected, an additional charge will be assessed, as shown below. State premium taxes may also be deducted.
Annual Contract Expenses
Base Contract Expenses[1] (assessed as an annualized percentage of Daily Net Assets)	0.20%
Optional Benefit Expenses[2]
Return of Premium Death Benefit Option Charge (assessed annually as a percentage of the benefit base (the death benefit value))	0.15%
Living Benefit Options[3] (assessed annually as a percentage of a benefit base)
Maximum Nationwide Lifetime Income Rider Plus Core Advisory Charge (the benefit base is the Current Income
Benefit Base4) (available for contracts with applications signed on or after November 13, 2023)
1.50%[5]
Maximum Joint Option for the Nationwide Lifetime Income Rider Plus Core Advisory Charge (the benefit base is the Current Income Benefit Base4) (this is in addition to the charge for the Nationwide Lifetime Income Rider Plus
Core Advisory option) (available for contracts with applications signed on or after November 13, 2023)
0.40%[6]
Maximum Nationwide Lifetime Income Rider Plus Accelerated Advisory Charge (the benefit base is the Current
Income Benefit Base4) (available for contracts with applications signed on or after November 13, 2023)
1.50%[5]
Maximum Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated Advisory Charge (the benefit base is the Current Income Benefit Base4) (this is in addition to the charge for the Nationwide Lifetime Income Rider
Plus Accelerated Advisory option) (available for contracts with applications signed on or after November 13, 2023)
0.40%[6]
Maximum Pro 4 Option Charge (the benefit base is the Current Income Benefit Base4)	0.55%[7]
Joint Option for the Pro 4 Option Charge (the benefit base is the Current Income Benefit Base4) (this is in addition to the charge for the Pro 4 Option)	0.15%
Maximum Retirement Income Developer Charge (the benefit base is the Current Income Benefit Base4) (no longer available)	1.25%[8]
Joint Option for the Retirement Income Developer Charge (the benefit base is the Current Income Benefit Base4) (this is in addition to the charge for the Retirement Income Developer option) (no longer available)	0.15%
Maximum Nationwide Lifetime Income Rider Advisory Option Charge (the benefit base is the Current Income
Benefit Base4) (no longer available for contracts with applications signed on or after November 13, 2023)
1.50%[9]
Maximum Joint Option for Nationwide Lifetime Income Rider Advisory Option Charge (the benefit base is the
Current Income Benefit Base4) (this is in addition to the charge for the Nationwide Lifetime Income Rider Advisory
Option) (no longer available for contracts with applications signed on or after November 13, 2023)
0.40%[10]
[1]Throughout this prospectus, the Base Contract Expenses will be referred to as Mortality and Expense Risk Charge and Administrative Charge, as appropriate.[2]Unless otherwise indicated, charges for optional benefits are only assessed prior to the Annuitization Date (see Charges and Deductions).[3]Only one living benefit option (and its corresponding joint option) may be elected.[4]For information about how the Current Income Benefit Base is calculated, see the corresponding rider disclosures in Benefits Under the Contract.[5]Currently the charge associated with the Nationwide Lifetime Income Rider Plus Core Advisory and Nationwide Lifetime Income Rider Plus Accelerated Advisory is equal to 1.30% of the Current Income Benefit Base.[6]Currently the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Core Advisory and the Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated Advisory is equal to 0.30% of the Current Income Benefit Base.[7]Currently, the charge associated with the Pro 4 option is equal to 0.45% of the Current Income Benefit Base.[8]Currently, the charge associated with the Retirement Income Developer option is equal to 0.80% of the Current Income Benefit Base.[9]Currently, the charge associated with the Nationwide Lifetime Income Rider Advisory option is equal to 1.20% of the Current Income Benefit Base.[10]Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Advisory option is equal to 0.30% of the Current Income Benefit Base.
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.20%
Base Contract Expense, Footnotes [Text Block]	Throughout this prospectus, the Base Contract Expenses will be referred to as Mortality and Expense Risk Charge and Administrative Charge, as appropriate.
Optional Benefit Expense, Footnotes [Text Block]	Unless otherwise indicated, charges for optional benefits are only assessed prior to the Annuitization Date (see Charges and Deductions).[3]Only one living benefit option (and its corresponding joint option) may be elected.[4]For information about how the Current Income Benefit Base is calculated, see the corresponding rider disclosures in Benefits Under the Contract.[5]Currently the charge associated with the Nationwide Lifetime Income Rider Plus Core Advisory and Nationwide Lifetime Income Rider Plus Accelerated Advisory is equal to 1.30% of the Current Income Benefit Base.[6]Currently the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Core Advisory and the Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated Advisory is equal to 0.30% of the Current Income Benefit Base.
Portfolio Company Expenses [Text Block]	(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)
Portfolio Company Expenses Minimum [Percent]	0.17%
Portfolio Company Expenses Maximum [Percent]	4.26%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 6,836
Surrender Expense, 1 Year, Minimum [Dollars]	2,541
Surrender Expense, 3 Years, Maximum [Dollars]	20,132
Surrender Expense, 3 Years, Minimum [Dollars]	7,812
Surrender Expense, 5 Years, Maximum [Dollars]	32,946
Surrender Expense, 5 Years, Minimum [Dollars]	13,345
Surrender Expense, 10 Years, Maximum [Dollars]	62,977
Surrender Expense, 10 Years, Minimum [Dollars]	28,414
Annuitized Expense, 3 Years, Maximum [Dollars]	20,132
Annuitized Expense, 3 Years, Minimum [Dollars]	7,812
Annuitized Expense, 5 Years, Maximum [Dollars]	32,946
Annuitized Expense, 5 Years, Minimum [Dollars]	13,345
Annuitized Expense, 10 Years, Maximum [Dollars]	62,977
Annuitized Expense, 10 Years, Minimum [Dollars]	28,414
No Surrender Expense, 1 Year, Maximum [Dollars]	6,836
No Surrender Expense, 1 Year, Minimum [Dollars]	2,541
No Surrender Expense, 3 Years, Maximum [Dollars]	20,132
No Surrender Expense, 3 Years, Minimum [Dollars]	7,812
No Surrender Expense, 5 Years, Maximum [Dollars]	32,946
No Surrender Expense, 5 Years, Minimum [Dollars]	13,345
No Surrender Expense, 10 Years, Maximum [Dollars]	62,977
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 28,414
Item 5. Principal Risks [Table Text Block]	Principal Risks Contract Owners should be aware of the following risks associated with owning a variable annuity: Risk of loss. The Sub-Accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease based on the performance of their portfolio holdings. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal. Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. Specifically:•A Contract Owner who takes withdrawals from the contract before reaching age 59 1/2 could be subject to tax penalties that are mandated by the federal tax laws.•Living benefit options are designed to offer greater payouts the longer that the contract is in force.•Living benefit options are designed to discourage excess and/or early withdrawals by reducing the benefit base (which determines the overall benefit amount). Those reductions could result in the forfeiture of benefits in an amount greater than what was actually withdrawn. Furthermore, such withdrawals could result in a complete forfeiture of the benefit or could cause the contract to terminate without value.Sub-Account availability. Nationwide reserves the right to change the Sub-Accounts available under the contract, including adding new Sub-Accounts, discontinuing availability of Sub-Accounts, and substituting Sub-Accounts. Decisions to make such changes are at Nationwide’s discretion but will be in accordance with Nationwide’s internal policies and procedures relating to such matters. Any changes to the availability of Sub-Accounts may be subject to regulatory approval and notice will be provided. Investment option restrictions. Certain living benefit options available under the contract impose restrictions on which investment options are available for investment and/or the portion of total Contract Value that is permitted to be allocated to certain investment options. These restrictions are imposed by Nationwide and depend on each investment option's risk characteristics. The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide the Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments. By electing an optional living benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit. Investment advisory fees. This contract may be available through third-party financial intermediaries who charge an investment advisory fee for their services, and these fees are in addition to contract fees and expenses described in this prospectus. If the Contract Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty. Active trading. Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts. Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. In certain circumstances, to address active trading, Nationwide may require transfer requests to be submitted via U.S. mail. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include requiring Nationwide to prohibit particular Contract Owners from investing in a Sub-Account that invests in the impacted underlying mutual fund. Financial strength. Contractual guarantees that exceed the value of the assets in the Variable Account (including death benefit guarantees that exceed the Contract Value, and Lifetime Withdrawals that continue after the Contract Value falls to zero) are paid from Nationwide’s general account, which is subject to Nationwide’s financial strength and claims-paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations. Regulatory risk. The contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Nationwide to make changes to the contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the contract, resulting in greater tax liability or less earnings. Cybersecurity. Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners and service providers. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cybersecurity incident. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on systems or websites and other operational disruptions that could severely impede Nationwide’s ability to conduct its businesses or administer the contract (e.g., calculate unit values or process transactions). Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks involving the encryption and/or threat to disclose personal or confidential information (e.g., ransomware) or disruptions of communications (e.g., denial of service) to extort money or for other malicious purposes. The techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology have expanded potential targets for cyber-attack. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and contract values. As a result of a cybersecurity incident, Nationwide may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will be able to avoid cybersecurity incidents affecting Contract Owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. In the event that contract administration or contract values are adversely affected as a result of a failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to take corrective action and restore Contract Values to the levels that they would have been had the cybersecurity incident not occurred. Nationwide will not, however, be responsible for any adverse impact to contracts or contract values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks or to protect personal information. Business continuity risks. Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
Item 10. Benefits Available (N-4) [Text Block]	Benefits Under the Contract The following tables summarize information about the benefits under the contract. The Standard Benefits table indicates the benefits that are available under the contract and for which there is no additional charge. The Optional Benefits table indicates the benefits that are (or were) available under the contract that are optional - they must be affirmatively elected by the applicant and may have an additional charge. Standard Benefits Table
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Death benefit upon death of Annuitant prior to Annuitization	None	• Certain ownership changes and assignments could reduce the death benefit • Nationwide may limit purchase payments to $1,000,000
Enhanced Surrender Value for Terminal Illness	Early payment of death benefit (applicable to the optional death benefit)	None
• Benefit is available after the first Contract
Anniversary
• Annuitant (or co-annuitant) must be terminally ill
• Requires full surrender of the contract
• Restrictions exist on the parties named to the
contract

Asset Rebalancing Program (see Contract Owner Services)	Automatic reallocation of assets on a predetermined percentage basis	None
Dollar Cost Averaging (see Contract Owner Services)	Long-term transfer program involving automatic transfer of assets	None	• Transfers are only permitted from a limited number of Sub-Accounts
Systematic Withdrawals (see Contract Owner Services)	Automatic withdrawals of Contract Value on a periodic basis	None	• Withdrawals must be at least $100 each
Custom Choice Asset Rebalancing Service (see Contract Owner Services)	Customizable asset allocation tool with automatic reallocation on a periodic basis	None
• Only available for contracts that elect the
Nationwide Lifetime Income Rider Plus Core
Advisory, Nationwide Lifetime Income Rider Plus
Accelerated Advisory, Retirement Income
Developer Option, the Nationwide Lifetime Income
Rider Advisory Option, or the Pro 4 Option
• During the program, cannot participate in other
asset allocation or asset rebalancing programs
• Allocation limitations exist based on asset class

Optional Benefits Table
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Return of Premium Death Benefit Option	Enhanced death benefit	0.15% (death benefit value)	0.15% (death benefit value)
• Annuitant must be 85 or younger at
application
• Must be elected at application
• Election is irrevocable
• Certain ownership changes and
assignments could reduce the death
benefit
• Nationwide may limit purchase
payments to $1,000,000
• Death benefit calculation is adjusted
if purchase payments exceed
$3,000,000
• Excess Adviser Fees will negatively
impact the benefit

Spousal Protection Feature

• Not applicable to Charitable
Remainder Trusts
• One or both spouses (or a revocable
trust of which either or both of the
spouses is/are grantor(s)) must be
named as the Contract Owner
• For contracts issued as an IRA or
Roth IRA, only the person for whom
the IRA or Roth IRA was established
may be named as the Contract
Owner
• Only available to Contract Owner’s
spouse
• Spouses must be Co-Annuitants
• Both spouses must be 85 or younger
at contract issuance
• Spouses must be named as
beneficiaries
• No other person may be named as
Contract Owner, Annuitant, or
primary beneficiary
• If the Contract Owner requests to
add a Co-Annuitant after contract
issuance, the date of marriage must
be after the contract issue date and
Nationwide will require the Contract
Owner to provide a copy of the
marriage certificate
• Benefit is forfeited if certain changes
to the parties or assignments are
made

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Nationwide Lifetime Income Rider Plus Core Advisory	Guaranteed lifetime income stream	1.50% (Current Income Benefit Base)	1.30% (Current Income Benefit Base)
• Available for contracts with
applications signed on or after
November 13, 2023
• May not be elected if another living
benefit is elected
• Must be elected at application
• Election is irrevocable
• Not available for beneficially owned
contracts
• Investment limitations
• Current charge could change
• Dollar Cost Averaging programs are
not available
• Nationwide may limit subsequent
purchase payments
• Certain ownership changes and
assignments could terminate the
benefit
• Determining life must be between 45
and 85 at application
• Determining life cannot be changed
• Restrictions exist on the parties
named to the contract
• Excess Adviser Fees will negatively
impact the benefit

Joint Option for the Nationwide Lifetime Income Rider Plus Core Advisory	Extension of guaranteed lifetime income stream for spouse	0.40% (Current Income Benefit Base)	0.30% (Current Income Benefit Base)
• Available for contracts with
applications signed on or after
November 13, 2023
• Only available if the Nationwide
Lifetime Income Rider Plus Core
Advisory option is elected
• Must be elected at application
• Limitations on revocability
• Not available for beneficially owned
contracts
• Not available for Charitable
Remainder Trusts
• Only available to Contract Owner’s
spouse
• Both spouses must be between 45
and 85 at application
• Restrictions exist on the parties
named to the contract

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Nationwide Lifetime Income Rider Plus Accelerated Advisory	Guaranteed lifetime income stream	1.50% (Current Income Benefit Base)	1.30% (Current Income Benefit Base)
• Available for contracts with
applications signed on or after
November 13, 2023
• May not be elected if another living
benefit is elected
• Must be elected at application
• Election is irrevocable
• Not available for beneficially owned
contracts
• Investment limitations
• Current charge could change
• Dollar Cost Averaging programs are
not available
• Nationwide may limit subsequent
purchase payments
• Certain ownership changes and
assignments could terminate the
benefit
• Determining life must be between 45
and 85 at application
• Determining life cannot be changed
• Restrictions exist on the parties
named to the contract
• Excess Adviser Fees will negatively
impact the benefit

Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated Advisory	Extension of guaranteed lifetime income stream for spouse	0.40% (Current Income Benefit Base)	0.30% (Current Income Benefit Base)
• Available for contracts with
applications signed on or after
November 13, 2023
• Only available if the Nationwide
Lifetime Income Rider Plus
Accelerated Advisory option is
elected
• Must be elected at application
• Limitations on revocability
• Not available for beneficially owned
contracts
• Not available for Charitable
Remainder Trusts
• Only available to Contract Owner’s
spouse
• Both spouses must be between 45
and 85 at application
• Restrictions exist on the parties
named to the contract

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Pro 4 Option	Guaranteed lifetime income stream	0.55% (Current Income Benefit Base)	0.45% (Current Income Benefit Base)
• May not be elected if another living
benefit is elected
• Must be elected at application
• Election is irrevocable
• Not available for beneficially owned
contracts
• Investment limitations
• Current charge could change
• Nationwide may limit subsequent
purchase payments
• Certain ownership changes and
assignments could terminate the
benefit
• Determining life must be 85 or
younger at application
• Determining life cannot be changed
• Restrictions exist on the parties
named to the contract
• Excess Adviser Fees will negatively
impact the benefit

Joint Option for the Pro 4 Option	Extension of guaranteed lifetime income stream for spouse	0.15% (Current Income Benefit Base)	0.15% (Current Income Benefit Base)
• Only available if the Pro 4 Option is
elected
• Must be elected at application
• Limitations on revocability
• Not available for beneficially owned
contracts
• Not available for Charitable
Remainder Trusts
• Only available to Contract Owner’s
spouse
• Both spouses must be 85 or younger
at application
• Restrictions exist on the parties
named to the contract

Retirement Income Developer Option	Guaranteed lifetime income stream	1.25% (Current Income Benefit Base)	0.80% (Current Income Benefit Base)
• No longer available for election
• May not be elected if another living
benefit is elected
• Must be elected at application
• Election is irrevocable
• Not available for beneficially owned
contracts
• Investment limitations
• Current charge could change
• Nationwide may limit subsequent
purchase payments
• Certain ownership changes and
assignments could terminate the
benefit
• Determining life must be 85 or
younger at application
• Determining life cannot be changed
• Restrictions exist on the parties
named to the contract
• Excess Adviser Fees will negatively
impact the benefit

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Joint Option for the Retirement Income Developer Option	Extension of guaranteed lifetime income stream for spouse	0.15% (Current Income Benefit Base)	0.15% (Current Income Benefit Base)
• No longer available for election
• Only available if the Retirement
Income Developer Option is elected
• Must be elected at application
• Limitations on revocability
• Not available for beneficially owned
contracts
• Not available for Charitable
Remainder Trusts
• Only available to Contract Owner’s
spouse
• Both spouses must be 85 or younger
at application
• Restrictions exist on the parties
named to the contract

Nationwide Lifetime Income Rider Advisory Option	Guaranteed lifetime income stream	1.50% (Current Income Benefit Base)	1.20% (Current Income Benefit Base)
• No longer available for election for
contracts with applications signed on
or after November 13, 2023
• May not be elected if another living
benefit is elected
• Must be elected at application
• Election is irrevocable
• Not available for beneficially owned
contracts
• Investment limitations
• Current charge could change
• Dollar Cost Averaging programs are
not available
• Nationwide may limit subsequent
purchase payments
• Certain ownership changes and
assignments could terminate the
benefit
• Determining life must be between 45
and 85 at application
• Determining life cannot be changed
• Restrictions exist on the parties
named to the contract
• Excess Adviser Fees will negatively
impact the benefit

Joint Option for the Nationwide Lifetime Income Rider Advisory Option	Extension of guaranteed lifetime income stream for spouse	0.40% (Current Income Benefit Base)	0.30% (Current Income Benefit Base)
• No longer available for election for
contracts with applications signed on
or after November 13, 2023
• Only available if the Nationwide
Lifetime Income Rider Advisory
Option is elected
• Must be elected at application
• Limitations on revocability
• Not available for beneficially owned
contracts
• Not available for Charitable
Remainder Trusts
• Only available to Contract Owner’s
spouse
• Both spouses must be between 45
and 85 at application
• Restrictions exist on the parties
named to the contract

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Death benefit upon death of Annuitant prior to Annuitization	None	• Certain ownership changes and assignments could reduce the death benefit • Nationwide may limit purchase payments to $1,000,000
Enhanced Surrender Value for Terminal Illness	Early payment of death benefit (applicable to the optional death benefit)	None
• Benefit is available after the first Contract
Anniversary
• Annuitant (or co-annuitant) must be terminally ill
• Requires full surrender of the contract
• Restrictions exist on the parties named to the
contract

Asset Rebalancing Program (see Contract Owner Services)	Automatic reallocation of assets on a predetermined percentage basis	None
Dollar Cost Averaging (see Contract Owner Services)	Long-term transfer program involving automatic transfer of assets	None	• Transfers are only permitted from a limited number of Sub-Accounts
Systematic Withdrawals (see Contract Owner Services)	Automatic withdrawals of Contract Value on a periodic basis	None	• Withdrawals must be at least $100 each
Custom Choice Asset Rebalancing Service (see Contract Owner Services)	Customizable asset allocation tool with automatic reallocation on a periodic basis	None
• Only available for contracts that elect the
Nationwide Lifetime Income Rider Plus Core
Advisory, Nationwide Lifetime Income Rider Plus
Accelerated Advisory, Retirement Income
Developer Option, the Nationwide Lifetime Income
Rider Advisory Option, or the Pro 4 Option
• During the program, cannot participate in other
asset allocation or asset rebalancing programs
• Allocation limitations exist based on asset class

Name of Benefit [Text Block]	Name of BenefitName of Benefit
Purpose of Benefit [Text Block]	PurposePurpose
Optional Benefit Expense, Footnotes [Text Block]	Unless otherwise indicated, charges for optional benefits are only assessed prior to the Annuitization Date (see Charges and Deductions).[3]Only one living benefit option (and its corresponding joint option) may be elected.[4]For information about how the Current Income Benefit Base is calculated, see the corresponding rider disclosures in Benefits Under the Contract.[5]Currently the charge associated with the Nationwide Lifetime Income Rider Plus Core Advisory and Nationwide Lifetime Income Rider Plus Accelerated Advisory is equal to 1.30% of the Current Income Benefit Base.[6]Currently the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Core Advisory and the Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated Advisory is equal to 0.30% of the Current Income Benefit Base.
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions/LimitationsBrief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Name of BenefitName of Benefit
Operation of Benefit [Text Block]	Nationwide Lifetime Income Rider Plus Core Advisory and Nationwide Lifetime Income Rider Plus Accelerated Advisory The Nationwide Lifetime Income Rider Plus Core Advisory and Nationwide Lifetime Income Rider Plus Accelerated Advisory (collectively, the "Nationwide L.inc Plus Advisory" or "Nationwide L.inc+ Advisory" Riders) are substantially similar living benefits; however, the Nationwide L.inc Plus Advisory Riders offer distinct benefits based upon differences in the applicable Roll-Up Interest Rate, Roll-up Crediting Period, Lifetime Withdrawal Percentages, and/or permitted investment options, as discussed herein. A Contract Owner may choose to elect Nationwide Lifetime Income Rider Plus Core Advisory if he or she is interested in a consistent income level for his or her lifetime (or joint lifetime) and want to avoid fluctuation in future payments. A Contract Owner may choose to elect Nationwide Lifetime Income Rider Plus Accelerated Advisory if he or she is looking for higher initial income and a greater opportunity for market growth but is comfortable with a decrease in income over time. The Nationwide L.inc Plus Advisory Riders provide for Lifetime Withdrawals, up to a certain amount each calendar year, even after the Contract Value is $0, provided the Contract Owner does not deplete the Current Income Benefit Base by taking Excess Withdrawals, Excess Adviser Fees, or through a Non-Lifetime Withdrawal and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for the purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint Annuitant has been elected, the determining life shall be that of the primary Annuitant as named on the application. The determining life may not be changed. Availability For contracts with applications signed on or after November 13, 2023, the L.inc Plus Advisory Riders are available under the contract at the time of the application. Only one optional living benefit may be elected. Once elected, the Nationwide L.inc Plus Advisory Riders are irrevocable. The L.inc Plus Advisory Riders are not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for that L.inc Plus Advisory Rider has been elected, then the spouse may keep the applicable Nationwide L.inc Plus Advisory Rider and the RMD privilege discussed later in this section. All other beneficially owned contracts will not receive the benefit of the RMD privileged discussed later in this section. The Nationwide L.inc Plus Advisory Riders may not be elected if the Retirement Income Developer option, Nationwide Lifetime Income Rider Advisory Option, or Pro 4 option is elected. Rider Charge In exchange for the Lifetime Withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. Currently, the charge for the Nationwide Lifetime Income Rider Plus Core Advisory is 1.30% of the Current Income Benefit Base, and the charge for the Nationwide Lifetime Income Rider Plus Accelerated Advisory is 1.30% The current charge will not change, except possibly upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base. The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as Nationwide L.inc Plus Advisory Rider charge will not negatively impact calculations associated with the other benefits elected or available under the contract. Investment Restrictions Election of the Nationwide L.inc Plus Advisory Riders require that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available under the contract, or if the Custom Choice Asset Rebalancing Service is elected (see Custom Choice Asset Rebalancing Service), all underlying mutual funds currently available in the contract are permitted subject to the applicable allocation limitations of Custom Choice. For the list of available investment options, see Appendix A: Underlying Mutual Funds Available Under the Contract. Allocation requests to investment options other than those listed in the Appendix A: Underlying Mutual Funds Available Under the Contract section will not be honored. They will be treated as though no allocation request was submitted. Dollar Cost Average programs for the Nationwide L.inc Rider Advisory Riders are not available (see Dollar Cost Averaging provision). Transfers Amount Permitted Investment Options The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Choice Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Choice Asset Rebalancing Service to the permitted investment options, and vice versa. Subsequent Purchase Payments Currently, subsequent purchase payments are permitted under the Nationwide L.inc Plus Advisory Riders as long as the Contract Value is greater than $0. Any subsequent purchase payments will increase the Current Income Benefit Base by the amount of the purchase payment submitted. Nationwide reserves the right to reject subsequent purchase payments in the event subsequent purchase payments create a financial risk that Nationwide is unwilling to bear. This reservation of right may limit the amount that a Contract Owner can invest in the contract. Contract Owners should consider this reservation when making the initial purchase payment. If Nationwide exercises this right to refuse purchase payments, the restriction will apply to all Contract Owners who have purchased the Nationwide L.inc Plus Advisory Riders, and the entire purchase payment will be immediately returned to the Contract Owner in the same form in which it was received. If Nationwide exercises the right to refuse a purchase payment, and then subsequently decides that it will accept purchase payments again, Nationwide will so inform Contract Owners via U.S. mail unless the Contract Owner has elected electronic delivery. Generally, Nationwide may invoke this right in times of economic instability, whether to the economy generally or Nationwide in particular. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Rate Sheet Supplements for the Nationwide L.inc Plus Advisory Riders For contracts with applications signed on or after the date of the prospectus, the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. In order to receive the applicable Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the period during which that Rate Sheet Supplement remains in effect. The Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. However, as described in the Rate Sheet Supplement, in the event of an intervening Rate Sheet Supplement that increases the applicable Roll-up Interest Rate and/or Lifetime Withdrawal Percentages after the date the application is signed, the new Rate Sheet Supplement in effect on the date the contract is issued may be applied to the contract. Nationwide reserves the right to change the Rollup Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available at https://nationwide.onlineprospectus.net/nw/naria/index.php or on the SEC’s EDGAR system at www.sec.gov (file number: 333-227783). For contracts with applications signed prior to the date of the prospectus, see Appendix D: Historical Rates, Periods, and Percentages. Determination of the Income Benefit Base Before Lifetime Withdrawals Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, reset opportunities, Excess Withdrawals, Excess Adviser Fees, and a Non-Lifetime Withdrawal, as applicable, as described below. Unless the Contract Owner cancels the automatic reset feature as described in the Reset Opportunities in the Nationwide Lifetime Income Plus Advisory Riders provision, the Current Income Benefit Base for the Nationwide L.inc Plus Advisory Riders will the greater of two separate factors: (1)Roll-up Value: Purchase Payments, plus simple interest at the Roll-up Interest Rate for each Contract Anniversary that such Purchase Payment is applied during the Roll-up Crediting Period, adjusted for certain transactions described below. The calculation of the Roll-up Value ends at the earlier of the end of the Roll-up Crediting Period or the first Lifetime Withdrawal.(2)Highest Contract Value: The highest Contract Value on any Contract Anniversary, as adjusted for certain withdrawal transactions described below.If at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Lifetime Withdrawal Amount will be calculated using the Current Income Benefit Base as of the date the Contract Value fell to $0. Certain withdrawals will result in adjustments to the Highest Contract Value and Roll-up Value in determining the Current Income Benefit Base, as described below. Generally, in situations where the Contract Value exceeds the existing Current Income Benefit Base, Excess Adviser Fees and a Non-Lifetime Withdrawal will typically result in a dollar amount reduction to the Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, Excess Adviser Fees and a Non-Lifetime Withdrawal will typically result in a proportional reduction to the Current Income Benefit Base. Nationwide reserves the right to determine the order in which withdrawal requests are processed. Specifically, adjustments to the Highest Contract Value and Roll-up Value are calculated as follows: (1)Adviser Fees. Standard Adviser Fees do not reduce the Current Income Benefit Base. Standard Adviser Fees and Excess Adviser Fees withdrawn from the contract prior to the first Lifetime Withdrawal reduce the Contract Value. Excess Adviser Fees withdrawn from the contract prior to the first Lifetime Withdrawal will result in a decrease to the Current Income Benefit Base. The reduction to the Current Income Benefit Base as a result of Excess Adviser Fees could reduce the benefit significantly and by substantially more than the amount of the Excess Adviser Fees withdrawn. Contract Owners should discuss the impact of Excess Adviser Fees with their investment adviser prior to taking Excess Withdrawals from the contract. When an Excess Adviser Fee is taken, the Current Income Benefit Base is reduced by the greater of the gross dollar amount of the Excess Adviser Fee and proportionally, as follows:(a)Highest Contract Value: On a Contract Anniversary, the Highest Contract Value reduced by the greater of (x) or (y), where:(x) = the gross dollar amount of the Excess Adviser Fee; or (y) = a figure representing the proportional amount of the Excess Adviser Fee, as determined by the following formula:
Reduction to Highest Contract Value	=	Gross dollar amount of Excess Adviser Fee	X	Highest Contract Value in effect prior to the Excess Adviser Fee
Contract Value (reduced by the dollar amount of the Standard Adviser Fee withdrawn)
and (b)Roll-up Value: the Roll-up Value is reduced by a figure representing the proportional amount of the Excess Adviser Fee, as determined by the following formula:
Reduction to Roll-up Value	=	Gross dollar amount of Excess Adviser Fee	X	Roll-up Value in effect prior to the Excess Adviser Fee
Contract Value (reduced by the dollar amount of the Standard Adviser Fee withdrawn)
(2)Non-Lifetime Withdrawal. A Non-Lifetime Withdrawal will result in a decrease to the Current Income Benefit Base. The Non-Lifetime Withdrawal will result in a negative adjustment to each Income Benefit Base value used to calculate the Current Income Benefit Base, as follows:(a)Highest Contract Value: the Highest Contract Value reduced by a figure representing the proportional amount of the Non-Lifetime Withdrawal, as determined by the following formula:
Reduction to Highest Contract Value	=	Gross Dollar Amount of the Non-Lifetime Withdrawal	X	Highest Contract Value in effect prior to the Non-Lifetime Withdrawal
Contract Value (prior to the Non-Lifetime Withdrawal)
and (b)Roll-Up Value: the Roll-up Value is reduced by a figure representing the proportional amount of the Non-Lifetime Withdrawal, as determined by the following formula:
Reduction to Roll-up Value	=	Gross Dollar Amount of the Non-Lifetime Withdrawal	X	Roll-up Value in effect prior to the Non-Lifetime Withdrawal
Contract Value (prior to the Non-Lifetime Withdrawal)
Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees, and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
Example:
For an example of how the Income Benefit Base, Excess Adviser Fees, and the Non-
Lifetime Withdrawal features of the Nationwide L.inc Plus Advisory Riders are calculated, see Appendix F: Nationwide Lifetime Income Rider Plus Core Advisory, and Nationwide
Lifetime Income Rider Plus Accelerated Advisory's Non-Lifetime Withdrawal and Excess
Adviser Fee Examples.

Standard Adviser Fees and Excess Adviser Fees To the extent permitted by applicable law, the Contract Owner may take withdrawals to pay investment advisory fees. To do so, the investment adviser and Contract Owner must provide authorization to Nationwide by contacting the Service Center. Withdrawals for Standard Adviser Fees and Excess Adviser Fees reduce the Contract Value by the gross dollar amount withdrawn. Standard Adviser Fees will not reduce the Current Income Benefit Base. Excess Adviser Fees will reduce the Current Income Benefit base as described in Determination of Income Benefit Base Prior to First Lifetime Withdrawal in the Nationwide L.inc Plus Advisory Riders provision. For information on the tax consequences of Standard Adviser Fee and Excess Adviser Fee withdrawals, please see Appendix C: Contract Types and Tax Information. Once the Contract Value is zero, withdrawals for Standard Adviser Fees or Excess Adviser Fees are no longer permitted. Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees, and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate. Non-Lifetime Withdrawal After the first Contract Anniversary, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the Nationwide L.inc Plus Advisory Riders. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage and will not stop the Roll-up Interest Rate. However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years in accordance with the Determination of Income Benefit Base Prior to First Lifetime Withdrawal in the Nationwide L.inc Plus Advisory Riders provision. As with all withdrawals, a Non-Lifetime Withdrawal will reduce the Contract Value and death benefit. A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals. All Non-Lifetime Withdrawal requests must be submitted in writing and specify that the withdrawal is a Non-Lifetime Withdrawal. If the Contract Owner requests a withdrawal without specifying that it is a Non-Lifetime Withdrawal, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal. Lifetime Withdrawals At any time after a Nationwide L.inc Plus Advisory Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, Standard Adviser Fees, and/or Excess Adviser Fees, the first withdrawal constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization. At the time of the first Lifetime Withdrawal, the Roll-up Interest Rate terminates, and the Current Income Benefit Base is locked in and will not change unless one or more of the following specified events occurs: (1)the Contract Owner takes Excess Withdrawals or Excess Adviser Fees (both discussed later in this provision);(2)a reset opportunity occurs (discussed later in this provision); or(3)the Contract Owner submits additional purchase payments. As long as a Nationwide L.inc Plus Advisory Rider is in effect, additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment accepted, and any resulting increase in the Lifetime Withdrawal Amount will be available in full (not prorated) in the calendar year of the purchase payment. For any such increase, the Contract Owner may elect to set up Systematic Withdrawals or separate withdrawals.The applicable Lifetime Withdrawal Percentage is determined as follows: (1)Nationwide Lifetime Income Rider Plus Core Advisory – For the Nationwide Lifetime Income Rider Plus Core Advisory, the applicable Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal. In contrast to the Nationwide Lifetime Income Rider Plus Accelerated Advisory, the Nationwide Lifetime Income Rider Plus Core Advisory uses a single applicable Lifetime Withdrawal Percentage, that once established, will not change for the life of the Contract.(2)Nationwide Lifetime Income Rider Plus Accelerated Advisory – For the Nationwide Lifetime Income Rider Plus Accelerated Advisory, two applicable Lifetime Withdrawal Percentages are used – the first that is applicable when the Contract Value is greater than $0, and the second that becomes applicable once the Contract Value reaches $0. Both of the applicable Lifetime Withdrawal Percentages (for Contract Value greater than $0, and once Contract Value reaches $0) are determined based on the age of the Contract Owner at the time first Lifetime Withdrawal, and once established, will not change for the life of the contract.At the time of the first Lifetime Withdrawal and for each calendar year thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that calendar year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract during the calendar year without reducing the Current Income Benefit Base. The Lifetime Withdrawal Percentages are disclosed in the Rate Supplement that is attached to the front of this prospectus delivered to you. For additional information on Rate Sheet Supplements, see above. For contracts that elect the Joint Option for that Nationwide L.inc Plus Advisory Rider, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages for the corresponding Nationwide L.inc Plus Advisory Rider. Note: The Internal Revenue Code requires that IRAs, SEP IRAs, and Simple IRAs begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 73 (for Contract Owners who attained age 70½ after 2019, the age was 72; and for Contract Owners that were born prior to July 1, 1949, the age was 70½). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information. If the contract is issued in the same calendar year as the first Lifetime Withdrawal, then the Lifetime Withdrawal Amount for the first calendar year will be prorated based upon the number of calendar months from the date the contract was issued to the end of the calendar year (December 31st). To determine the prorated Lifetime Withdrawal Amount, the non-prorated Lifetime Withdrawal Amount is multiplied by the following value: [(12 - the month the contract was issued represented as a number) + 1] divided by 12.
Example:
Assume a contact is issued on July 1 and a Contract Owner elects to take the first Lifetime
Withdrawal in December of the same calendar year that the contract is issued. Also assume that at the time of the first Lifetime Withdrawal the non-prorated Lifetime Withdrawal
Amount is $12,000. Here, the prorated Lifetime Withdrawal Amount would be $6,000 ((12-
7+1) months / 12 months x $12,000).

If the first Lifetime Withdrawal occurs in any year other than the calendar year in which the contract was issued, the Lifetime Withdrawal Amount will not be prorated. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the death of the determining life (or if the Joint Option for the Nationwide L.inc Plus Advisory Riders is elected, the death of the last survivor of the determining life and the spouse of the determining life) or annuitization. In addition, for the Nationwide Lifetime Income Rider Plus Accelerated Advisory, if the Contract Value reaches $0, the applicable Lifetime Withdrawal Percentage will switch from the Lifetime Withdrawal Percentage applicable when Contract Value is greater than $0 to the Lifetime Withdrawal Percentage applicable once Contract Value reaches $0, as established at the time of the first Lifetime Withdrawal. If the Contract Value reaches zero due to a Lifetime Withdrawal, or on any Contract Anniversary as a result of the Variable Account charges or a Nationwide L.inc Plus Advisory Rider charge, the Lifetime Withdrawal Percentage will not switch to the Lifetime Withdrawal Percentage applicable once Contract Value reaches $0 until the immediately subsequent calendar year.
Example:
The following is an example of the Contract Value reaching $0 due to a Lifetime Withdrawal, and the switching of the Lifetime Withdrawal Percentages for the Nationwide Lifetime
Income Rider Plus Accelerated Advisory:

Assume a Contract Owner purchases a contract on April 1, 2023 for $100,000. On April 1, 2026, assume the contract stands as follows:
Total purchase payments:	$100,000
Contract Value:	$103,929
Roll-up Interest Rate:	6.00%
Example:
Current Income Benefit Base:	$118,000
Assume the Contract Owner elects to begin lifetime income, taking the first Lifetime
Withdrawal on January 1, 2027. At the time of the first Lifetime Withdrawal, assume the applicable Lifetime Withdrawal Percentages are 5.50% for Contract Value greater than $0 and 3.00% once Contract Value reaches $0. Assuming no change to the Current Income
Benefit Base from April 1, 2026, the Lifetime Withdrawal Amount would be $6,490
($118,000 x 0.055).

Thereafter, assume the Contract Owner takes the full Lifetime Withdrawal Amount of $6,490 on January 1 of each calendar year.
On January 1, 2042, assume that the Contract Value is now $6,037. The Contract Owner can again take the full Lifetime Withdrawal Amount of $6,490 on January 1, 2042, which would then reduce the Contract Value to $0.

On January 1, 2043, assuming the Current Income Benefit Base is still $118,000, the new Lifetime Withdrawal Amount would be $3,540 ($118,000 x 0.03).
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made in writing to the Service Center. Each calendar year’s Lifetime Withdrawal Amount is non-cumulative, except where the Income Carryforward privilege (discussed below) applies. Unless the Income Carryforward privilege applies, a Contract Owner cannot take a previous calendar year’s Lifetime Withdrawal Amount in a subsequent calendar year without causing an Excess Withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit. Income Carryforward The Nationwide L.inc Plus Advisory Riders include an Income Carryforward privilege whereby Nationwide permits a Contract Owner to withdraw any part of the Lifetime Withdrawal Amount not taken in a given calendar year (the Income Carryforward amount) in the next calendar year, and the next calendar year only. Lifetime Withdrawals first reduce any available Income Carryforward amount. In addition, the Income Carryforward amount is non-cumulative, and therefore will be forfeited if not withdrawn in the calendar year when available; the Income Carryforward amount cannot be carried over from one year to the next. Any amounts available under the Income Carryforward privilege are not treated as excess withdrawals. The Income Carryforward amount available in any given calendar year is not adjusted as a result of any additional purchase payments or reset opportunities during that year.
Example:
For an example of how the Income Carryforward feature of the L.inc Plus Advisory Riders is calculated, see Appendix G: Nationwide Lifetime Income Rider Plus Core Advisory, and
Nationwide Lifetime Income Rider Plus Accelerated Advisory Example.

Impact of Withdrawals after the first Lifetime Withdrawal After the first Lifetime Withdrawal, the Contract Owner is permitted to withdraw Standard Adviser Fees, Excess Adviser Fees, and Excess Withdrawals provided that the Contract Value is greater than $0. Excess Withdrawals and Excess Adviser Fees immediately reduce the Contract Value and Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for the current and subsequent calendar years. Nationwide reserves the right to determine the order in which withdrawal requests are processed. (1)Adviser Fees. Standard Adviser Fees and Excess Adviser Fees withdrawn from the contract after the first Lifetime Withdrawal reduce the Contract Value by the gross dollar amount of the surrender. Standard Adviser Fees do not reduce the Current Income Benefit Base. The reduction to the Current Income Benefit Base as a result of Excess Adviser Fees could reduce the benefit significantly and by substantially more than the amount of the Excess Adviser Fees withdrawn. Contract Owners should discuss the impact of Excess Adviser Fees with their investment adviser prior to taking Excess Withdrawals from the contract. The reduction to the Current Income Benefit Base will equal the greater of (a) or (b), where: (a)= the gross dollar amount of the Excess Adviser Fee; and(b)= a figure representing the proportional amount of the Excess Adviser Fee, as determined by the following formula:
Reduction to Current Income Benefit Base	=	Gross Dollar Amount of the Excess Adviser Fee	X	Current Income Benefit Base in effect prior to Excess Adviser Fee
Contract Value (reduced by the amount of the Standard Adviser Fee withdrawn)
(2)Excess Withdrawal. Excess Withdrawals will result in a reduction to the Current Income Benefit Base equal the greater of (a) or (b), where:(a)= the gross dollar amount of the Excess Withdrawal; and(b)= a figure representing the proportional amount of the Excess Withdrawal, as determined by the following formula:
Reduction to Current Income Benefit Base	=	Gross Dollar Amount of the Excess Withdrawal	X	Current Income Benefit Base in effect prior to Excess Withdrawal
Contract Value (reduced by the dollar amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations, where the Contract Value is less than the existing Current Income Benefit Base, the excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base. Amounts available under the Income Carryforward privilege are not treated as excess withdrawals, and therefore withdrawals under the Income Carryforward privilege will not reduce the Current Income Benefit Base. Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
Example:
If the Current Income Benefit Base is $50,000, the Contract Value is $60,000, the Lifetime
Withdrawal Amount is $5,000, there is no Income Carryforward amount available, and a withdrawal of $55,000 is taken, then $50,000 of the amount withdrawn is an excess withdrawal ($55,000-$5,000). As a result, the Current Income Benefit Base of $50,000 is reduced by $50,000 (the dollar amount of the excess withdrawal), which is the greater of
$50,000 or $45,455 [[$50,000/($60,000-$5,000)] x $50,000] (the proportional amount of the excess withdrawal), and therefore the rider terminates as the Current Income Benefit Base would be reduced to $0.

RMD Privilege Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to take Excess Withdrawals (plus any amount available under the Income Carryforward privilege, if applicable) without reducing the Current Income Benefit Base if such Excess Withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. The RMD privilege is not available in the calendar year of the date the contract is issued. In order to qualify for the RMD privilege, the Contract Owner must: (1)be at least 73 as of the date of the request, or will be 73 in the calendar year that the RMD privilege would first apply (Note: for Contract Owners who attained age 70½ after 2019, the age was 72; and for Contract Owners that were born prior to July 1, 1949, the age was 70 ½ );(2)own the contract as an IRA, SEP IRA, or Simple IRA; and(3)submit a completed administrative form in advance of the withdrawal to the Service Center.While exercising the RMD privilege, the Contract Owner is permitted to withdraw investment advisory fees provided that the Contract Value is greater than $0. Withdrawals of Standard Adviser Fees will not reduce the Current Income Benefit Base. Withdrawals of Excess Adviser Fees will reduce the Current Income Benefit Base as described in Withdrawal of Adviser Fees after the First Lifetime Withdrawal. Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the then applicable Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract. Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any Excess Withdrawal will reduce the remaining Current Income Benefit Base. Reset Opportunities Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. Any increase in the Lifetime Withdrawal Amount as a result of a reset will be available in full (not prorated) in the calendar year of the reset. The Contract Owner can elect to set up Systemic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made in writing to the Service Center. This automatic reset will continue until either the current charge for, or the list of permitted investment options associated with the applicable Nationwide L.inc Plus Advisory Rider changes. Changes associated with the Custom Choice Asset Rebalancing Service will not impact the automatic reset. An election to reset the Current Income Benefit Base will not affect the Roll-Up Crediting Rate, the Roll-Up Crediting Period, or the Lifetime Withdrawal Percentage. In the event the current charge for, or the list of permitted investment options of the Nationwide L.inc Plus Advisory Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination via U.S. mail unless the Contract Owner has elected electronic delivery. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the applicable Nationwide L.inc Plus Advisory Rider; and instructions on how to communicate an election to reset the benefit base. If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the applicable Nationwide L.inc Plus Advisory Rider will not change (as applicable to that particular contract). Contract Owners may cancel the automatic reset feature of the Nationwide L.inc Plus Advisory Rider option by notifying Nationwide as to such election. Annuitization If the Contract Owner elects to annuitize the contract, the elected Nationwide L.inc Plus Advisory Rider will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the Nationwide L.inc Plus Advisory Rider will terminate. Death of Determining Life For contracts with no Joint Option for the Nationwide L.inc Plus Advisory Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed in accordance with the Required Distributions section of Appendix C: Contract Types and Tax Information. For contracts with the Joint Option for the Nationwide L.inc Plus Advisory Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the Nationwide L.inc Plus Advisory Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Death Benefit Feature, if applicable. Tax Treatment Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the Nationwide L.inc Plus Advisory Riders is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows: First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal represents the gain in the contract and the portion of the Lifetime Withdrawal reported as a taxable distribution. Where the gain in the contract exceeds the Lifetime Withdrawal, the full amount of the Lifetime Withdrawal will be reported as a taxable distribution. Consult a qualified tax advisor. Automatic Termination of the Nationwide L.inc Plus Advisory Riders Upon termination of the Nationwide L.inc Plus Advisory Riders, Nationwide will no longer assess the charge associated with the option, and all benefits associated with the Nationwide L.inc Plus Advisory Rider will terminate. In the following instances, the Nationwide L.inc Plus Advisory Riders will automatically terminate: (1)A full surrender of the contract(2)When an Excess Surrender, Excess Adviser Fee, or Non-Lifetime Withdrawal reduces the Current Income Benefit Base to to $0;(3)On the Annuitization Date;(4)Upon the death of the determining life, or if the Joint Option is elected, the death of the last survivor of the determining life and the spouse of the determining life; or(5)Where permitted under state law, while the Contract Owner is living, upon an assignment or change in ownership of the Contract, except as follows:(a)The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., an individual ownership changed to the Contract Owner’s personal revocable or irrevocable trust; an individual ownership changed to the Contract Owner’s spouse’s revocable or irrevocable trust; an individual ownership changed to a court appointed guardian or conservator representing the Contract Owner; under the Joint Option if only one spouse is named as the Contract Owner, a change in ownership to the Contract Owner’s spouse; etc.);(b)Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;(c)The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or(d)The change is merely the removal of a Contract Owner where the contract is jointly owned.Nationwide will provide notice to Contract Owners prior to processing a change in ownership or assignment that will automatically terminate the Nationwide L.inc Plus Advisory Riders. Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their investment advisor or financial professional to determine how the changes impact the benefit associated with the Nationwide L.inc Plus Advisory Rider. Other Important Considerations The Nationwide L.inc Plus Advisory Riders are designed for those intending to take Lifetime Withdrawals. The benefit of the Nationwide L.inc Plus Advisory Riders will be reduced, potentially significantly, if the Contract Owner takes Excess Withdrawals, a Non-Lifetime Withdrawal, or Excess Adviser Fees. Other important considerations include the following: •The chance of outliving Contract Value and receiving Lifetime Withdrawals from Nationwide is reduced due to the investment restrictions imposed on the Nationwide L.inc Plus Advisory Riders.•If the Contract Value is greater than $0, then Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. Note: While the Nationwide Lifetime Income Rider Plus Accelerated Advisory provides for a higher applicable Lifetime Withdrawal Percentage when Contract Value is greater than $0, this rider can more quickly reduce your Contract Value.•If the Contract Value is equal to $0, then Lifetime Withdrawals are paid form Nationwide’s General Account.•Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability.Joint Option for the Nationwide Lifetime Income Rider Plus Core Advisory and Nationwide Lifetime Income Rider Plus Accelerated Advisory At the time the Nationwide Lifetime Income Rider Plus Core Advisory or Nationwide Lifetime Income Rider Plus Accelerated Advisory is elected (at the time of application), the Contract Owner may elect the Joint Option for the Nationwide Lifetime Income Rider Plus Core Advisory or the Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated Advisory (each the "Joint Option"). The Joint Option is not available for contracts issued as Charitable Remainder Trusts. The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefits associated with the corresponding Nationwide L.inc Plus Advisory Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the Nationwide L.inc Plus Advisory Rider will be that of the younger spouse.
Example:
At the time of application, Ms. J purchased the Joint Option for the Nationwide Lifetime
Income Rider Plus Core Advisory. She began taking Lifetime Withdrawals when she was 62.
Three years later, Ms. J passed away. Mr. J, Ms. J’s surviving spouse, is entitled to continue to receive the same Lifetime Withdrawals for the duration of his lifetime. At Mr. J’s death, the contract will terminate.

Nationwide will assess an annual charge for the Joint Option not to exceed 0.40% of the Current Income Benefit Base. Currently, the charge for the Nationwide L.inc Rider Advisory Joint Option is 0.30% of the Current Income Benefit Base. The current charge will not change, except possibly upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 0.40% of the Current Income Benefit Base. The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. If the Contract Owner elects the Joint Option, Nationwide will likely reduce the Lifetime Withdrawal Percentages associated with the Nationwide L.inc Plus Advisory Rider. This charge is in addition to the charge for the Nationwide L.inc Plus Advisory Rider. The currently applicable Roll-up Interest Rate and Roll-up Crediting Period, and Lifetime Withdrawal Percentages for the Joint Option for the Nationwide Lifetime Income Rider Plus Core Advisory and the Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated Advisory are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus. In order to receive the current Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages stated in the Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the period during which such rates will be applicable. The Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. However, as described in the Rate Sheet Supplement, in the event of an intervening Rate Sheet Supplement that increases the applicable Roll-up Interest Rate and/or Lifetime Withdrawal Percentages after the date the application is signed, the new Rate Sheet Supplement in effect on the date the contract is issued may be applied to the contract. Nationwide reserves the right to change the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages for contracts once issued. Contract Owners should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center and are also available at https://nationwide.onlineprospectus.net/nw/naria/index.php or on the SEC’s EDGAR system at www.sec.gov (file number: 333-227783). For contracts with applications signed prior to the date of this prospectus, see Appendix D: Historical Rates, Periods, and Percentages. To be eligible for the Joint Option, the following conditions must be met: (1)Both spouses must be between 45 and 85 years old at the time of application;(2)Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 591/2 unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);(3)If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;(4)One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;(5)Both spouses must be named as primary beneficiaries;(6)No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and(7)If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).Note: The Joint Option is distinct from the Spousal Protection Feature associated with the optional death benefit. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the Nationwide L.inc Plus Advisory Riders. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the optional death benefit. Marriage Termination If, prior to taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. In addition, the likely reduction to the Lifetime Withdrawal Percentages will no longer apply and the Lifetime Withdrawal Percentages will be those that would have applied if the Joint Option had never been elected. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse. If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract. Risks Associated with Electing the Joint Option There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if: (1)the Contract Owner’s spouse (Co-Annuitant) dies before him/her;(2)the contract is annuitized;(3)after the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or(4)the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A: Underlying Mutual Funds Available Under the Contract The following is a list of underlying mutual funds available under the contract. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000206996NW/index.php. This information can also be obtained at no cost by calling 1-866-667-0561 or by sending an email request to NAS_Service@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited. The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the contract may charge, such as any Low Cost Fund Fee. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance. *This underlying mutual fund’s current expenses reflect a temporary fee reduction.[1]Reflects the current Low Cost Fund Fee. The maximum Low Cost Fund Fee applicable for any Sub-Account is 0.70%.
Prospectuses Available [Text Block]	The following is a list of underlying mutual funds available under the contract. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000206996NW/index.php. This information can also be obtained at no cost by calling 1-866-667-0561 or by sending an email request to NAS_Service@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited. The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the contract may charge, such as any Low Cost Fund Fee. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Fee[1]	Current Expenses + Low Cost Fund Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Alger Capital Appreciation Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.95%	0.00%	0.95%	43.13%	15.43%	12.54%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A Investment Advisor: AllianceBernstein L.P.	0.81%	0.00%	0.81%	17.18%	10.78%	7.55%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2020 Investment Advisor: AllianceBernstein L.P.	1.15%	0.00%	1.15%	14.83%	5.55%	1.83%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A Investment Advisor: AllianceBernstein L.P.	0.61%*	0.00%	0.61%	12.03%	11.85%	9.32%
Equity	Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: Allspring Funds Management, LLC Subadvisor: Allspring Global Investments, LLC	1.15%*	0.00%	1.15%	20.14%	9.90%	7.43%
Equity	ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: ALPS Advisors, Inc.	2.41%*	0.00%	2.41%	28.80%	11.63%
Equity	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: ALPS Advisors, Inc.	1.30%*	0.00%	1.30%	13.91%	10.67%	2.70%
Allocation	American Funds Insurance Series® - American Funds® Global Balanced Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.00%*	0.00%	1.00%	13.45%	7.16%	5.20%
Fixed Income	American Funds Insurance Series® - American High-Income Trust: Class 4 Investment Advisor: Capital Research and Management Company	0.80%*	0.00%	0.80%	12.18%	5.84%	4.15%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Fee[1]	Current Expenses + Low Cost Fund Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Allocation	American Funds Insurance Series® - Asset Allocation Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.80%	0.00%	0.80%	14.02%	8.93%	6.98%
Allocation	American Funds Insurance Series® - Capital Income Builder®: Class 4 Investment Advisor: Capital Research and Management Company	0.77%*	0.00%	0.77%	8.76%	7.18%
Equity	American Funds Insurance Series® - Global Growth Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.91%*	0.00%	0.91%	22.29%	13.36%	9.30%
Equity	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.16%*	0.00%	1.16%	15.79%	8.03%	5.51%
Equity	American Funds Insurance Series® - Growth Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.84%	0.00%	0.84%	38.14%	18.38%	14.07%
Equity	American Funds Insurance Series® - Growth- Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.78%	0.00%	0.78%	25.82%	13.08%	10.63%
Equity	American Funds Insurance Series® - International Fund: Class 4 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Capital Research and Management Company	1.03%	0.00%	1.03%	15.56%	4.58%	3.15%
Equity	American Funds Insurance Series® - New World Fund®: Class 4 Investment Advisor: Capital Research and Management Company	1.07%*	0.00%	1.07%	15.67%	8.37%	4.43%
Fixed Income	American Funds Insurance Series® - The Bond Fund of America: Class 4 Investment Advisor: Capital Research and Management Company	0.71%*	0.00%	0.71%	4.72%	1.62%	1.83%
Fixed Income	American Funds Insurance Series® - U.S. Government Securities Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.74%*	0.00%	0.74%	2.62%	0.79%	1.27%
Equity	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.75%*	0.00%	0.75%	16.97%	12.33%	9.64%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited	0.79%*	0.00%	0.79%	12.94%	5.50%	4.22%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited and BlackRock (Singapore) Limited	0.80%*	0.00%	0.80%	5.42%	1.03%	1.62%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Fee[1]	Current Expenses + Low Cost Fund Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Allocation	BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.56%*	0.00%	0.56%	15.32%	8.69%
Allocation	Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F Investment Advisor: Calvert Research and Management	0.90%	0.00%	0.90%	16.42%	9.99%	7.14%
Equity	Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F (formerly, Calvert Variable Products, Inc. - Calvert VP Nasdaq 100 Index Portfolio: Class F) Investment Advisor: Calvert Research and Management Subadvisor: Ameritas Investment Partners, Inc.	0.73%*	0.00%	0.73%	54.02%	21.80%	17.01%
Equity	Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	1.20%*	0.00%	1.20%	44.87%	25.34%	20.11%
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	0.89%*	0.00%	0.89%	11.87%	5.31%	4.17%
Equity	Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class (formerly, Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class) Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.08%	0.00%	1.08%	9.10%	9.87%	6.77%
Equity	DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.31%*	0.35%	0.66%	20.14%	12.74%
Fixed Income	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.21%	0.35%	0.56%	5.05%	0.58%	1.29%
Allocation	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP	0.28%*	0.35%	0.63%	14.72%	8.93%	6.07%
Equity	DFA Investment Dimensions Group Inc. - VA International Small Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.40%	0.35%	0.75%	14.11%	7.86%	4.89%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Fee[1]	Current Expenses + Low Cost Fund Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	DFA Investment Dimensions Group Inc. - VA International Value Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.27%	0.35%	0.62%	17.86%	8.87%	4.16%
Fixed Income	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.12%	0.35%	0.47%	4.98%	1.33%	1.05%
Equity	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.21%	0.35%	0.56%	10.92%	10.71%	8.10%
Equity	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.29%	0.35%	0.64%	20.03%	15.40%	9.00%
Fixed Income	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Eaton Vance Management	1.17%	0.00%	1.17%	11.21%	4.13%	3.22%
Equity	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR UK, FMR HK, FMR Japan, FIA, and FIA(UK)	1.14%	0.00%	1.14%	9.49%	7.55%	4.92%
Allocation	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.69%	0.00%	0.69%	21.23%	12.15%	8.80%
Equity	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.81%	0.00%	0.81%	33.12%	16.36%	11.33%
Equity	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.86%	0.00%	0.86%	0.70%	13.36%	2.37%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Fee[1]	Current Expenses + Low Cost Fund Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.75%	0.00%	0.75%	12.17%	5.60%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.74%	0.00%	0.74%	18.37%	14.50%	9.99%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.84%	0.00%	0.84%	45.30%	18.79%	15.44%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.83%	0.00%	0.83%	35.89%	19.34%	14.51%
Equity	Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors and FIL Investment Advisors (UK) Limited	1.03%	0.00%	1.03%	27.18%	11.15%	7.48%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.63%	0.00%	0.63%	6.00%	1.72%	2.08%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR UK, FMR HK, FMR Japan, FIA, and FIA(UK)	0.90%	0.00%	0.90%	9.18%	3.47%	3.10%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Fee[1]	Current Expenses + Low Cost Fund Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.85%	0.00%	0.85%	20.61%	16.63%	9.10%
Equity	First Eagle Variable Funds - Overseas Variable Fund Investment Advisor: First Eagle Investment Management, LLC	1.31%*	0.00%	1.31%	10.08%	5.78%	3.68%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Franklin Advisers, Inc.	0.75%*	0.00%	0.75%	2.88%	-2.13%	-0.66%
Alternative	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares Investment Advisor: Goldman Sachs Asset Management, L.P.	1.21%*	0.00%	1.21%	7.77%	4.16%
Equity	Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares Investment Advisor: Goldman Sachs Asset Management, L.P.	1.07%*	0.00%	1.07%	18.95%	9.76%	7.53%
Fixed Income	Guggenheim Variable Funds Trust - Series E (Total Return Bond Series) Investment Advisor: Guggenheim Investments	0.97%*	0.00%	0.97%	6.95%	1.28%	3.00%
Fixed Income	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) Investment Advisor: Guggenheim Investments	1.18%*	0.00%	1.18%	11.12%	3.98%	3.40%
Fixed Income	Guggenheim Variable Funds Trust - Series P (High Yield Series) This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Guggenheim Investments	1.08%*	0.00%	1.08%	12.02%	4.50%	3.92%
Equity	Invesco - Invesco V.I. Global Fund: Series II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	1.07%	0.00%	1.07%	34.45%	12.02%	8.20%
Equity	Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	1.02%	0.00%	1.02%	9.05%	2.11%	3.10%
Equity	Invesco - Invesco V.I. Main Street Fund: Series II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	1.05%*	0.00%	1.05%	22.83%	13.28%	9.74%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Fee[1]	Current Expenses + Low Cost Fund Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Invesco Oppenheimer V.I. International Growth Fund: Series I This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	1.00%*	0.00%	1.00%	21.06%	8.72%	3.80%
Equity	Ivy Variable Insurance Portfolios - Macquarie VIP Energy Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II) This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2020 Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.17%*	0.00%	1.17%	4.05%	7.75%	-2.42%
Equity	Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II) Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.10%*	0.00%	1.10%	19.59%	14.63%	10.47%
Allocation	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.87%	0.00%	0.87%	15.13%	9.37%	7.73%
Equity	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.97%	0.00%	0.97%	17.78%	13.14%	11.82%
Fixed Income	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.82%*	0.00%	0.82%	5.29%	1.55%	1.66%
Equity	Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.86%	0.00%	0.86%	26.47%	13.05%	8.74%
Equity	Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.87%*	0.00%	0.87%	23.32%
Equity	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.97%	0.00%	0.97%	54.27%	20.05%	16.86%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Fee[1]	Current Expenses + Low Cost Fund Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	1.14%	0.00%	1.14%	10.58%	10.92%	3.38%
Equity	John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series II This Sub-Account is only available in policies issued before May 1, 2023 Investment Advisor: John Hancock Variable Trust Advisers LLC Subadvisor: Dimensional Fund Advisors LP	1.30%*	0.10%	1.40%	14.85%	5.17%	2.81%
Equity	John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV Investment Advisor: John Hancock Variable Trust Advisers LLC Subadvisor: Dimensional Fund Advisors LP	1.05%*	0.10%	1.15%	15.15%	5.42%	3.06%
Equity	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: Lazard Asset Management LLC	1.42%	0.00%	1.42%	22.27%	5.01%	2.04%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I Investment Advisor: Franklin Templeton Fund Advisor, LLC Subadvisor: ClearBridge Investments, LLC	0.76%	0.00%	0.76%	44.02%	15.51%	13.27%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II Investment Advisor: Franklin Templeton Fund Advisor, LLC Subadvisor: ClearBridge Investments, LLC	1.05%	0.00%	1.05%	8.12%	9.29%	7.62%
Fixed Income	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.77%*	0.00%	0.77%	3.40%	2.65%	1.90%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	1.01%*	0.00%	1.01%	6.03%	10.90%	8.61%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Fee[1]	Current Expenses + Low Cost Fund Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.86%*	0.00%	0.86%	9.02%	11.71%	8.36%
Fixed Income	Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.90%	0.00%	0.90%	6.55%	3.14%	3.49%
Fixed Income	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.71%	0.00%	0.71%	6.34%	1.21%	1.83%
Convertibles	MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class Investment Advisor: New York Life Investment Management LLC Subadvisor: MacKay Shields LLC	0.92%	0.00%	0.92%	8.47%	11.20%	8.15%
Equity	MFS® Variable Insurance Trust - MFS Growth Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.98%*	0.00%	0.98%	35.51%	15.59%	12.69%
Equity	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.12%*	0.00%	1.12%	14.25%	10.81%	7.41%
Equity	MFS® Variable Insurance Trust - MFS Utilities Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.04%*	0.00%	1.04%	-2.33%	8.05%	6.13%
Equity	MFS® Variable Insurance Trust - MFS Value Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.94%*	0.00%	0.94%	7.63%	11.07%	8.25%
Equity	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.13%*	0.00%	1.13%	14.39%	9.20%	6.09%
Equity	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.14%*	0.00%	1.14%	12.83%	8.23%	3.89%
Equity	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.04%*	0.00%	1.04%	12.39%	12.60%	8.46%
Fixed Income	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Morgan Stanley Investment Management Inc. Subadvisor: Morgan Stanley Investment Management Limited	1.15%*	0.00%	1.15%	11.69%	1.38%	2.07%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Fee[1]	Current Expenses + Low Cost Fund Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II Investment Advisor: Morgan Stanley Investment Management Inc.	1.12%*	0.00%	1.12%	4.27%	6.55%	4.98%
Equity	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II Investment Advisor: Morgan Stanley Investment Management Inc.	0.82%*	0.00%	0.82%	48.32%	10.95%	11.62%
Equity	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Nationwide Fund Advisors Subadvisor: Allspring Global Investments, LLC	1.08%*	0.00%	1.08%	20.44%	9.35%	7.35%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Amundi Asset Management, US	0.80%	0.00%	0.80%	8.70%	4.89%	3.75%
Equity	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: AQR Capital Management, LLC	1.03%	0.00%	1.03%	8.03%	11.24%	9.84%
Equity	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.80%*	0.00%	0.80%	11.99%	11.28%	8.46%
Allocation	Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC and Nationwide Asset Management, LLC	1.14%*	0.00%	1.14%	11.81%	5.54%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	1.09%*	0.00%	1.09%	19.54%	11.17%	7.29%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.95%*	0.00%	0.95%	13.32%	6.70%	4.75%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II Investment Advisor: Nationwide Fund Advisors	1.00%*	0.00%	1.00%	16.28%	8.91%	6.10%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.86%*	0.00%	0.86%	8.83%	3.53%	2.83%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	1.02%*	0.00%	1.02%	12.49%	5.00%	3.47%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	1.01%*	0.00%	1.01%	12.42%	6.39%	4.29%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Fee[1]	Current Expenses + Low Cost Fund Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.97%*	0.00%	0.97%	14.92%	7.93%	5.53%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	1.04%*	0.00%	1.04%	17.90%	10.14%	6.74%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.91%*	0.00%	0.91%	11.70%	5.70%	4.19%
Fixed Income	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: Insight North America LLC	0.48%*	0.00%	0.48%	7.63%	2.23%	2.30%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Newton Investment Management Limited	1.05%*	0.00%	1.05%	8.65%	13.10%	8.95%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.23%	0.00%	0.23%	5.38%	0.89%	1.60%
Equity	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Atlanta Capital Management Company, LLC	0.87%*	0.00%	0.87%	20.68%	10.98%	8.56%
Equity	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z Investment Advisor: Nationwide Fund Advisors Subadvisor: Columbia Management Investment Advisers, LLC	1.13%	0.00%	1.13%	15.36%	7.06%	2.52%
Fixed Income	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: DoubleLine Capital LP	0.59%*	0.00%	0.59%	6.05%	0.59%
Equity	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2024 Investment Advisor: Nationwide Fund Advisors Subadvisor: NS Partners Ltd	1.35%*	0.00%	1.35%	3.86%	-0.01%	-0.13%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Federated Investment Management Company	0.91%*	0.00%	0.91%	13.13%	4.93%	4.15%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Fee[1]	Current Expenses + Low Cost Fund Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.69%*	0.00%	0.69%	4.70%	0.21%	0.82%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Federated Investment Management Company	0.47%	0.00%	0.47%	4.75%	1.60%	0.98%
Equity	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Lazard Asset Management LLC	0.98%*	0.00%	0.98%	21.70%	8.65%	4.85%
Equity	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.31%	0.00%	0.31%	17.71%	8.04%	4.16%
Equity	Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Invesco Advisers, Inc.	1.34%	0.00%	1.34%	17.16%	11.25%	8.06%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.91%	0.00%	0.91%	19.38%	9.32%	6.73%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.86%	0.00%	0.86%	13.04%	5.59%	4.41%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.87%	0.00%	0.87%	16.38%	7.57%	5.72%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.86%	0.00%	0.86%	8.03%	2.64%	2.53%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.84%*	0.00%	0.84%	12.13%	4.11%	3.27%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.85%*	0.00%	0.85%	12.96%	5.64%	4.21%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.86%	0.00%	0.86%	14.72%	6.53%	5.08%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.88%	0.00%	0.88%	17.93%	8.43%	6.19%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Fee[1]	Current Expenses + Low Cost Fund Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.85%	0.00%	0.85%	11.25%	4.60%	3.83%
Fixed Income	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.22%*	0.00%	0.22%	5.77%
Equity	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.23%*	0.00%	0.23%	21.05%
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Nationwide Fund Advisors Subadvisor: Jacobs Levy Equity Management, Inc.	0.89%*	0.00%	0.89%	23.20%	13.40%	10.26%
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Jacobs Levy Equity Management, Inc.	0.70%*	0.00%	0.70%	35.36%	23.08%	15.33%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Loomis, Sayles & Company, L.P.	0.80%	0.00%	0.80%	5.69%	1.19%	1.10%
Allocation	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.97%	0.00%	0.97%	17.22%	7.60%
Equity	Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.96%	0.00%	0.96%	24.31%	10.94%
Equity	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.26%	0.00%	0.26%	16.23%	12.34%	9.01%
Equity	Nationwide Variable Insurance Trust - NVIT Multi- Manager Small Cap Value Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC	1.06%*	0.00%	1.06%	17.45%	11.06%	6.84%
Equity	Nationwide Variable Insurance Trust - NVIT Multi- Manager Small Company Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.	1.05%*	0.00%	1.05%	13.99%	13.31%	8.47%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Fee[1]	Current Expenses + Low Cost Fund Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: NS Partners Ltd	1.23%*	0.00%	1.23%	15.54%	7.15%	3.51%
Equity	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Wellington Management Company LLP	1.17%*	0.00%	1.17%	12.64%	7.64%	6.71%
Equity	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.17%	0.00%	0.17%	25.97%	15.51%	11.85%
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.27%	0.00%	0.27%	16.69%	9.80%	7.04%
Equity	Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Victory Capital Management Inc.	0.93%*	0.00%	0.93%	8.82%	10.06%	7.92%
Allocation	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class Investment Advisor: PIMCO Subadvisor: Research Affiliates, LLC	2.29%*	0.00%	2.29%	8.02%	5.90%	3.93%
Commodities	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class Investment Advisor: PIMCO	1.48%*	0.00%	1.48%	-7.85%	8.55%	-0.80%
Fixed Income	PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class Investment Advisor: PIMCO	1.04%	0.00%	1.04%	7.10%	2.24%	2.32%
Fixed Income	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class Investment Advisor: PIMCO	1.27%	0.00%	1.27%	11.11%	2.25%	2.78%
Fixed Income	PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class Investment Advisor: PIMCO	0.77%	0.00%	0.77%	12.22%	4.83%	4.15%
Fixed Income	PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class Investment Advisor: PIMCO	1.03%	0.00%	1.03%	8.25%	3.32%
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class Investment Advisor: PIMCO	1.18%*	0.00%	1.18%	9.00%	1.64%	3.06%
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2024 Investment Advisor: PIMCO	1.38%*	0.00%	1.38%	6.11%	-1.26%	-0.46%
Fixed Income	PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class Investment Advisor: PIMCO	1.13%*	0.00%	1.13%	3.99%	-1.30%	2.06%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Fee[1]	Current Expenses + Low Cost Fund Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Fixed Income	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2024 Investment Advisor: PIMCO	0.69%	0.00%	0.69%	4.97%	0.99%	0.92%
Fixed Income	PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class Investment Advisor: PIMCO	0.84%	0.00%	0.84%	3.67%	3.16%	2.25%
Fixed Income	PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class Investment Advisor: PIMCO	0.66%	0.00%	0.66%	5.91%	2.12%	1.87%
Fixed Income	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class Investment Advisor: PIMCO	0.75%	0.00%	0.75%	5.93%	1.08%	1.71%
Equity	Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	1.05%	0.00%	1.05%	28.58%	16.45%	11.94%
Fixed Income	Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Putnam Investment Management, LLC	1.07%*	0.00%	1.07%	4.82%	0.98%	1.41%
Allocation	Putnam Variable Trust - Putnam VT George Putnam Balanced Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	0.92%	0.00%	0.92%	19.90%	10.43%	8.03%
Fixed Income	Putnam Variable Trust - Putnam VT Income Fund: Class IB This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Putnam Investment Management, LLC	0.89%	0.00%	0.89%	4.69%	0.37%	1.43%
Equity	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	1.10%	0.00%	1.10%	18.51%	9.05%	3.70%
Equity	Putnam Variable Trust - Putnam VT International Value Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	1.13%	0.00%	1.13%	18.68%	9.70%	3.88%
Equity	Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	0.90%	0.00%	0.90%	26.11%	16.09%	12.59%
Equity	Rydex Variable Trust - Consumer Products Fund This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	-3.30%	6.88%	5.60%
Equity	Rydex Variable Trust - Financial Services Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	13.90%	10.05%	7.44%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Fee[1]	Current Expenses + Low Cost Fund Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Rydex Variable Trust - Telecommunications Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	6.30%	1.26%	1.84%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	1.00%*	0.00%	1.00%	48.96%	13.22%	12.03%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	1.11%	0.00%	1.11%	2.68%	10.96%	11.03%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc. Subadvisor: T. Rowe Price Investment Management, Inc.	1.09%*	0.00%	1.09%	19.63%	11.36%	10.22%
Alternative	The Merger Fund VL - The Merger Fund VL: Class I This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Westchester Capital Management, LLC, an affiliate of VIA.	1.52%*	0.00%	1.52%	4.34%	3.94%	3.21%
Fixed Income	Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I Investment Advisor: Redwood Investment Management, LLC	1.49%*	0.00%	1.49%	4.36%	3.89%
Equity	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Class S This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Van Eck Associates Corporation	1.55%*	0.00%	1.55%	9.44%	1.94%	0.67%
Equity	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S Investment Advisor: Van Eck Associates Corporation	1.45%*	0.00%	1.45%	10.41%	9.61%	4.61%
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S Investment Advisor: Van Eck Associates Corporation	1.36%	0.00%	1.36%	-3.84%	10.34%	-1.26%
Allocation	Vanguard Variable Insurance Fund - Balanced Portfolio Investment Advisor: Wellington Management Company, LLP	0.21%	0.35%	0.56%	14.33%	9.59%	7.89%
Equity	Vanguard Variable Insurance Fund - Capital Growth Portfolio Investment Advisor: PRIMECAP Management Company	0.34%	0.35%	0.69%	27.98%	14.33%	12.85%
Equity	Vanguard Variable Insurance Fund - Diversified Value Portfolio Investment Advisor: Hotchkis and Wiley Capital Management, LLC, Lazard Asset Management	0.29%	0.35%	0.64%	20.13%	14.28%	9.27%
Equity	Vanguard Variable Insurance Fund - Equity Income Portfolio Investment Advisor: Wellington Management Company, LLP; Vanguard Group Inc. (Quantitative Equity Group)	0.29%	0.35%	0.64%	8.10%	11.57%	9.53%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Fee[1]	Current Expenses + Low Cost Fund Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Vanguard Variable Insurance Fund - Equity Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.14%	0.35%	0.49%	26.11%	15.52%	11.88%
Fixed Income	Vanguard Variable Insurance Fund - Global Bond Index Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.13%	0.35%	0.48%	6.52%	0.99%
Equity	Vanguard Variable Insurance Fund - Growth Portfolio Investment Advisor: Wellington Management Company, LLP	0.33%	0.35%	0.68%	40.13%	16.08%	12.88%
Fixed Income	Vanguard Variable Insurance Fund - High Yield Bond Portfolio Investment Advisor: Wellington Management Company, LLP and Vanguard Group, Inc. (Vanguard Fixed Income Group)	0.24%	0.35%	0.59%	11.51%	5.10%	4.33%
Equity	Vanguard Variable Insurance Fund - International Portfolio Investment Advisor: Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.	0.33%	0.35%	0.68%	14.65%	10.28%	6.80%
Equity	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.17%	0.35%	0.52%	15.83%	12.56%	9.27%
Equity	Vanguard Variable Insurance Fund - Real Estate Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.26%	0.35%	0.61%	11.70%	7.18%	7.29%
Fixed Income	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.14%	0.35%	0.49%	6.16%	2.13%	1.93%
Equity	Vanguard Variable Insurance Fund - Small Company Growth Portfolio Investment Advisor: ArrowMark Partners; The Vanguard Group, Inc. (Vanguard Quantitative Equity Group)	0.29%	0.35%	0.64%	19.65%	9.98%	7.85%
Fixed Income	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.14%	0.35%	0.49%	5.58%	1.04%	1.71%
Equity	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.11%	0.35%	0.46%	15.54%	7.31%
Equity	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.13%	0.35%	0.48%	25.95%	14.93%	11.29%

Portfolio Company Objective [Text Block]	Type
Some Portfolio Companies not Available for All Benefits [Text Block]	Income Benefit Investment Options Certain optional benefits restrict how the Contract Owner can invest their Contract Value by limiting the investment options in which the Contract Owner can invest and/or requiring use of a specified asset allocation service. The investment options available under each optional living benefit are chosen by Nationwide based on each investment option’s risk characteristics. The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments. By electing an optional living benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit. Only the investment options shown below (and designated by an "X") are available in connection with the respective optional benefit.
Investment Option	Nationwide Lifetime Income Rider Plus Core Advisory	Nationwide Lifetime Income Rider Plus Accelerated Advisory	Nationwide Lifetime Income Rider Advisory	Retirement Income Developer	Pro 4 Option
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II		X		X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II		X		X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II	X	X		X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II		X		X	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II		X		X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II		X		X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	X	X		X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II	X	X		X	X
Investment Option	Nationwide Lifetime Income Rider Plus Core Advisory	Nationwide Lifetime Income Rider Plus Accelerated Advisory	Nationwide Lifetime Income Rider Advisory	Retirement Income Developer	Pro 4 Option
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II	X	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II	X	X	X	X	X
Custom Choice Asset Rebalancing Service	X	X	X		X
Custom Choice Asset Rebalancing Service Investment Options Contract Owners who elect to participate in the Custom Choice Asset Rebalancing Service are limited to only the investment options shown below. Allocations must meet the required minimum and maximum thresholds within each group. These tables disclose only the Sub-Accounts that currently comprise Groups A, B, and C, and the current allocation limitations.
	Nationwide Lifetime Income Rider Plus Core Advisory	Nationwide Lifetime Income Rider Plus Accelerated Advisory	Nationwide Lifetime Income Rider Advisory Option	Pro 4 Option	Retirement Income Developer
Group A	40% - 100%	0% - 100%	50% - 100%	0% - 100%	0% - 100%
Group B	0% - 60%	0% - 100%	0% - 50%	0% - 100%	0% - 100%
Group C	0% - 10%	0% - 10%	0% - 10%	0% - 10%	0% - 10%
Total	100%	100%	100%	100%	100%
The following table indicates the investment options (designated with an "X") that are available in each group:
Underlying Mutual Fund	Group A	Group B	Group C
Alger Capital Appreciation Portfolio: Class I-2 Shares		X
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A		X
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B		X
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A		X
American Funds Insurance Series® - American Funds® Global Balanced Fund: Class 4		X
American Funds Insurance Series® - American High-Income Trust: Class 4			X
American Funds Insurance Series® - Asset Allocation Fund: Class 4		X
American Funds Insurance Series® - Capital Income Builder®: Class 4			X
American Funds Insurance Series® - Global Growth Fund: Class 4		X
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4		X
American Funds Insurance Series® - Growth Fund: Class 4		X
American Funds Insurance Series® - Growth-Income Fund: Class 4		X
American Funds Insurance Series® - New World Fund®: Class 4		X
American Funds Insurance Series® - The Bond Fund of America: Class 4	X
American Funds Insurance Series® - U.S. Government Securities Fund: Class 4	X
American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4		X
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III			X
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III	X
Underlying Mutual Fund	Group A	Group B	Group C
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III		X
Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F		X
Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F		X
Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2			X
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2			X
Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class		X
DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class		X
DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio	X
DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class		X
DFA Investment Dimensions Group Inc. - VA International Small Portfolio		X
DFA Investment Dimensions Group Inc. - VA International Value Portfolio		X
DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio	X
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio		X
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio		X
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2			X
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2			X
Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class	X
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2	X
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2	X
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2		X
First Eagle Variable Funds - Overseas Variable Fund		X
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares			X
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares		X
Guggenheim Variable Funds Trust - Series E (Total Return Bond Series)	X
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)	X
Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class		X
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares		X
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares		X
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares	X
Underlying Mutual Fund	Group A	Group B	Group C
Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares		X
Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares			X
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares		X
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares			X
John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV			X
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I		X
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II		X
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC	X
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC	X
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class		X
MFS® Variable Insurance Trust - MFS Growth Series: Service Class		X
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class		X
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class		X
MFS® Variable Insurance Trust - MFS Value Series: Service Class		X
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class		X
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class		X
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class		X
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II			X
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II			X
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	X
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I		X
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y	X
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II		X
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y	X
Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II		X
Underlying Mutual Fund	Group A	Group B	Group C
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z		X
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y	X
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I		X
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I	X
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y		X
Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y	X
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y		X
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I		X
Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y		X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I		X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I		X
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II			X
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y		X
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y		X
Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I		X
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class			X
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class			X
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class	X
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class			X
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class			X
Underlying Mutual Fund	Group A	Group B	Group C
PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class	X
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class			X
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class	X
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class			X
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class	X
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class	X
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II		X
Putnam Variable Trust - Putnam VT George Putnam Balanced Fund: Class IB		X
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB		X
Putnam Variable Trust - Putnam VT International Value Fund: Class IB		X
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB		X
Rydex Variable Trust - Financial Services Fund			X
Rydex Variable Trust - Telecommunications Fund			X
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II		X
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II			X
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II			X
Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I			X
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S			X
VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S			X
Vanguard Variable Insurance Fund - Balanced Portfolio			X
Vanguard Variable Insurance Fund - Capital Growth Portfolio		X
Vanguard Variable Insurance Fund - Diversified Value Portfolio		X
Vanguard Variable Insurance Fund - Equity Income Portfolio		X
Vanguard Variable Insurance Fund - Equity Index Portfolio		X
Vanguard Variable Insurance Fund - Global Bond Index Portfolio			X
Vanguard Variable Insurance Fund - Growth Portfolio		X
Vanguard Variable Insurance Fund - High Yield Bond Portfolio			X
Vanguard Variable Insurance Fund - International Portfolio		X
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio		X
Vanguard Variable Insurance Fund - Real Estate Index Portfolio			X
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio	X
Vanguard Variable Insurance Fund - Small Company Growth Portfolio		X
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio	X
Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio		X
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio		X

Nationwide Advisory Retirement Income Annuity | SubAccountavailabilityMember
Prospectus:
Principal Risk [Text Block]	Sub-Account availability. Nationwide reserves the right to change the Sub-Accounts available under the contract, including adding new Sub-Accounts, discontinuing availability of Sub-Accounts, and substituting Sub-Accounts. Decisions to make such changes are at Nationwide’s discretion but will be in accordance with Nationwide’s internal policies and procedures relating to such matters. Any changes to the availability of Sub-Accounts may be subject to regulatory approval and notice will be provided.
Nationwide Advisory Retirement Income Annuity | InvestmentoptionrestrictionsMember
Prospectus:
Principal Risk [Text Block]	Investment option restrictions. Certain living benefit options available under the contract impose restrictions on which investment options are available for investment and/or the portion of total Contract Value that is permitted to be allocated to certain investment options. These restrictions are imposed by Nationwide and depend on each investment option's risk characteristics. The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide the Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments. By electing an optional living benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit.
Nationwide Advisory Retirement Income Annuity | InvestmentadvisoryfeesMember
Prospectus:
Principal Risk [Text Block]	Investment advisory fees. This contract may be available through third-party financial intermediaries who charge an investment advisory fee for their services, and these fees are in addition to contract fees and expenses described in this prospectus. If the Contract Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.
Nationwide Advisory Retirement Income Annuity | PurchasePaymentCreditRiskMember
Prospectus:
Principal Risk [Text Block]
Nationwide Advisory Retirement Income Annuity | ActivetradingMember
Prospectus:
Principal Risk [Text Block]	Active trading. Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts. Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. In certain circumstances, to address active trading, Nationwide may require transfer requests to be submitted via U.S. mail. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include requiring Nationwide to prohibit particular Contract Owners from investing in a Sub-Account that invests in the impacted underlying mutual fund.
Nationwide Advisory Retirement Income Annuity | FinancialstrengthMember
Prospectus:
Principal Risk [Text Block]	Financial strength. Contractual guarantees that exceed the value of the assets in the Variable Account (including death benefit guarantees that exceed the Contract Value, and Lifetime Withdrawals that continue after the Contract Value falls to zero) are paid from Nationwide’s general account, which is subject to Nationwide’s financial strength and claims-paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations.
Nationwide Advisory Retirement Income Annuity | RegulatoryriskMember
Prospectus:
Principal Risk [Text Block]	Regulatory risk. The contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Nationwide to make changes to the contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the contract, resulting in greater tax liability or less earnings.
Nationwide Advisory Retirement Income Annuity | CybersecurityMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity. Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners and service providers. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cybersecurity incident. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on systems or websites and other operational disruptions that could severely impede Nationwide’s ability to conduct its businesses or administer the contract (e.g., calculate unit values or process transactions). Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks involving the encryption and/or threat to disclose personal or confidential information (e.g., ransomware) or disruptions of communications (e.g., denial of service) to extort money or for other malicious purposes. The techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology have expanded potential targets for cyber-attack. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and contract values. As a result of a cybersecurity incident, Nationwide may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will be able to avoid cybersecurity incidents affecting Contract Owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. In the event that contract administration or contract values are adversely affected as a result of a failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to take corrective action and restore Contract Values to the levels that they would have been had the cybersecurity incident not occurred. Nationwide will not, however, be responsible for any adverse impact to contracts or contract values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks or to protect personal information.
Nationwide Advisory Retirement Income Annuity | BusinessContinuityRisksMember
Prospectus:
Principal Risk [Text Block]	Business continuity risks. Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
Nationwide Advisory Retirement Income Annuity | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	Contract Owners of variable annuities can lose money by investing in the contract, including loss of principal (see Principal Risks).
Principal Risk [Text Block]	Risk of loss. The Sub-Accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease based on the performance of their portfolio holdings. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal.
Nationwide Advisory Retirement Income Annuity | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).The benefits of tax deferral and living benefit protections also mean that the contract is more beneficial to investors with a long time horizon (see Principal Risks).
Principal Risk [Text Block]	Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. Specifically:•A Contract Owner who takes withdrawals from the contract before reaching age 59 1/2 could be subject to tax penalties that are mandated by the federal tax laws.•Living benefit options are designed to offer greater payouts the longer that the contract is in force.•Living benefit options are designed to discourage excess and/or early withdrawals by reducing the benefit base (which determines the overall benefit amount). Those reductions could result in the forfeiture of benefits in an amount greater than what was actually withdrawn. Furthermore, such withdrawals could result in a complete forfeiture of the benefit or could cause the contract to terminate without value.
Nationwide Advisory Retirement Income Annuity | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	• Investment in this contract is subject to the risk of poor investment performance of the investment options chosen by the Contract Owner.• Each investment option has its own unique risks.• Review the prospectuses and disclosures for the investment options before making an investment decision.See Principal Risks.
Nationwide Advisory Retirement Income Annuity | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Investment in the contract is subject to the risks associated with Nationwide, including that any obligations, guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated in Contacting the Service Center (see Principal Risks).
Nationwide Advisory Retirement Income Annuity | AlgerCapitalAppreciationPortfolioClassI2SharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Alger Capital Appreciation Portfolio: Class I-2 Shares
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	0.95%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	43.13%
Average Annual Total Returns, 5 Years [Percent]	15.43%
Average Annual Total Returns, 10 Years [Percent]	12.54%
Nationwide Advisory Retirement Income Annuity | AllianceBernsteinVariableProductsSeriesFundIncABVPSDiscoveryValuePortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	17.18%
Average Annual Total Returns, 5 Years [Percent]	10.78%
Average Annual Total Returns, 10 Years [Percent]	7.55%
Nationwide Advisory Retirement Income Annuity | AllianceBernsteinVariableProductsSeriesFundIncABVPSInternationalValuePortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.15%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	14.83%
Average Annual Total Returns, 5 Years [Percent]	5.55%
Average Annual Total Returns, 10 Years [Percent]	1.83%
Nationwide Advisory Retirement Income Annuity | AllianceBernsteinVariableProductsSeriesFundIncABVPSRelativeValuePortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	12.03%
Average Annual Total Returns, 5 Years [Percent]	11.85%
Average Annual Total Returns, 10 Years [Percent]	9.32%
Nationwide Advisory Retirement Income Annuity | AllspringVariableTrustVTDiscoverySMIDCapGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.15%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	20.14%
Average Annual Total Returns, 5 Years [Percent]	9.90%
Average Annual Total Returns, 10 Years [Percent]	7.43%
Nationwide Advisory Retirement Income Annuity | ALPSVariableInvestmentTrustALPSGlobalOpportunityPortfolioClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Current Expenses [Percent]	2.41%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	2.41%
Average Annual Total Returns, 1 Year [Percent]	28.80%
Average Annual Total Returns, 5 Years [Percent]	11.63%
Nationwide Advisory Retirement Income Annuity | ALPSVariableInvestmentTrustALPSAlerianEnergyInfrastructurePortfolioClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Current Expenses [Percent]	1.30%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	13.91%
Average Annual Total Returns, 5 Years [Percent]	10.67%
Average Annual Total Returns, 10 Years [Percent]	2.70%
Nationwide Advisory Retirement Income Annuity | AmericanFundsInsuranceSeriesAmericanFundsGlobalBalancedFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds Insurance Series® - American Funds® Global Balanced Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	13.45%
Average Annual Total Returns, 5 Years [Percent]	7.16%
Average Annual Total Returns, 10 Years [Percent]	5.20%
Nationwide Advisory Retirement Income Annuity | AmericanFundsInsuranceSeriesAmericanHighIncomeTrustClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series® - American High-Income Trust: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	12.18%
Average Annual Total Returns, 5 Years [Percent]	5.84%
Average Annual Total Returns, 10 Years [Percent]	4.15%
Nationwide Advisory Retirement Income Annuity | AmericanFundsInsuranceSeriesAssetAllocationFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Asset Allocation Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	14.02%
Average Annual Total Returns, 5 Years [Percent]	8.93%
Average Annual Total Returns, 10 Years [Percent]	6.98%
Nationwide Advisory Retirement Income Annuity | AmericanFundsInsuranceSeriesCapitalIncomeBuilderClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Capital Income Builder®: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	8.76%
Average Annual Total Returns, 5 Years [Percent]	7.18%
Nationwide Advisory Retirement Income Annuity | AmericanFundsInsuranceSeriesGlobalGrowthFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Global Growth Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	22.29%
Average Annual Total Returns, 5 Years [Percent]	13.36%
Average Annual Total Returns, 10 Years [Percent]	9.30%
Nationwide Advisory Retirement Income Annuity | AmericanFundsInsuranceSeriesGlobalSmallCapitalizationFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.16%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	15.79%
Average Annual Total Returns, 5 Years [Percent]	8.03%
Average Annual Total Returns, 10 Years [Percent]	5.51%
Nationwide Advisory Retirement Income Annuity | AmericanFundsInsuranceSeriesGrowthFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Growth Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	38.14%
Average Annual Total Returns, 5 Years [Percent]	18.38%
Average Annual Total Returns, 10 Years [Percent]	14.07%
Nationwide Advisory Retirement Income Annuity | AmericanFundsInsuranceSeriesGrowthIncomeFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Growth-Income Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	25.82%
Average Annual Total Returns, 5 Years [Percent]	13.08%
Average Annual Total Returns, 10 Years [Percent]	10.63%
Nationwide Advisory Retirement Income Annuity | AmericanFundsInsuranceSeriesInternationalFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - International Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.03%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	15.56%
Average Annual Total Returns, 5 Years [Percent]	4.58%
Average Annual Total Returns, 10 Years [Percent]	3.15%
Nationwide Advisory Retirement Income Annuity | AmericanFundsInsuranceSeriesNewWorldFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - New World Fund®: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.07%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	15.67%
Average Annual Total Returns, 5 Years [Percent]	8.37%
Average Annual Total Returns, 10 Years [Percent]	4.43%
Nationwide Advisory Retirement Income Annuity | AmericanFundsInsuranceSeriesTheBondFundofAmericaClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series® - The Bond Fund of America: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.71%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	4.72%
Average Annual Total Returns, 5 Years [Percent]	1.62%
Average Annual Total Returns, 10 Years [Percent]	1.83%
Nationwide Advisory Retirement Income Annuity | AmericanFundsInsuranceSeriesUSGovernmentSecuritiesFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series® - U.S. Government Securities Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	2.62%
Average Annual Total Returns, 5 Years [Percent]	0.79%
Average Annual Total Returns, 10 Years [Percent]	1.27%
Nationwide Advisory Retirement Income Annuity | AmericanFundsInsuranceSeriesWashingtonMutualInvestorsFundClass4Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	16.97%
Average Annual Total Returns, 5 Years [Percent]	12.33%
Average Annual Total Returns, 10 Years [Percent]	9.64%
Nationwide Advisory Retirement Income Annuity | BlackRockVariableSeriesFundsIIIncBlackRockHighYieldVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	12.94%
Average Annual Total Returns, 5 Years [Percent]	5.50%
Average Annual Total Returns, 10 Years [Percent]	4.22%
Nationwide Advisory Retirement Income Annuity | BlackRockVariableSeriesFundsIIIncBlackRockTotalReturnVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited and BlackRock (Singapore) Limited
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	5.42%
Average Annual Total Returns, 5 Years [Percent]	1.03%
Average Annual Total Returns, 10 Years [Percent]	1.62%
Nationwide Advisory Retirement Income Annuity | BlackRockVariableSeriesFundsIncBlackRock6040TargetAllocationETFVIFundClassIIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.56%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	15.32%
Average Annual Total Returns, 5 Years [Percent]	8.69%
Nationwide Advisory Retirement Income Annuity | CalvertVariableSeriesIncCalvertVPSRIBalancedPortfolioClassFMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.90%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	16.42%
Average Annual Total Returns, 5 Years [Percent]	9.99%
Average Annual Total Returns, 10 Years [Percent]	7.14%
Nationwide Advisory Retirement Income Annuity | CalvertVariableTrustIncCVTNasdaq100IndexPortfolioClassFMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc.
Current Expenses [Percent]	0.73%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	54.02%
Average Annual Total Returns, 5 Years [Percent]	21.80%
Average Annual Total Returns, 10 Years [Percent]	17.01%
Nationwide Advisory Retirement Income Annuity | ColumbiaFundsVariableInsuranceTrustIIColumbiaVariablePortfolioSeligmanGlobalTechnologyClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	1.20%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	44.87%
Average Annual Total Returns, 5 Years [Percent]	25.34%
Average Annual Total Returns, 10 Years [Percent]	20.11%
Nationwide Advisory Retirement Income Annuity | ColumbiaFundsVariableSeriesTrustIIColumbiaVariablePortfolioHighYieldBondFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	11.87%
Average Annual Total Returns, 5 Years [Percent]	5.31%
Average Annual Total Returns, 10 Years [Percent]	4.17%
Nationwide Advisory Retirement Income Annuity | DelawareVIPTrustMacquarieVIPSmallCapValueSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.08%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	9.10%
Average Annual Total Returns, 5 Years [Percent]	9.87%
Average Annual Total Returns, 10 Years [Percent]	6.77%
Nationwide Advisory Retirement Income Annuity | DFAInvestmentDimensionsGroupIncVAEquityAllocationPortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.31%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	20.14%
Average Annual Total Returns, 5 Years [Percent]	12.74%
Nationwide Advisory Retirement Income Annuity | DFAInvestmentDimensionsGroupIncVAGlobalBondPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	5.05%
Average Annual Total Returns, 5 Years [Percent]	0.58%
Average Annual Total Returns, 10 Years [Percent]	1.29%
Nationwide Advisory Retirement Income Annuity | DFAInvestmentDimensionsGroupIncVAGlobalModerateAllocationPortfolioInstitutionalClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.28%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	14.72%
Average Annual Total Returns, 5 Years [Percent]	8.93%
Average Annual Total Returns, 10 Years [Percent]	6.07%
Nationwide Advisory Retirement Income Annuity | DFAInvestmentDimensionsGroupIncVAInternationalSmallPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA International Small Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.40%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	14.11%
Average Annual Total Returns, 5 Years [Percent]	7.86%
Average Annual Total Returns, 10 Years [Percent]	4.89%
Nationwide Advisory Retirement Income Annuity | DFAInvestmentDimensionsGroupIncVAInternationalValuePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA International Value Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.27%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	17.86%
Average Annual Total Returns, 5 Years [Percent]	8.87%
Average Annual Total Returns, 10 Years [Percent]	4.16%
Nationwide Advisory Retirement Income Annuity | DFAInvestmentDimensionsGroupIncVAShortTermFixedPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd., DFA Australia Limited
Current Expenses [Percent]	0.12%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	4.98%
Average Annual Total Returns, 5 Years [Percent]	1.33%
Average Annual Total Returns, 10 Years [Percent]	1.05%
Nationwide Advisory Retirement Income Annuity | DFAInvestmentDimensionsGroupIncVAUSLargeValuePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	10.92%
Average Annual Total Returns, 5 Years [Percent]	10.71%
Average Annual Total Returns, 10 Years [Percent]	8.10%
Nationwide Advisory Retirement Income Annuity | DFAInvestmentDimensionsGroupIncVAUSTargetedValuePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	20.03%
Average Annual Total Returns, 5 Years [Percent]	15.40%
Average Annual Total Returns, 10 Years [Percent]	9.00%
Nationwide Advisory Retirement Income Annuity | EatonVanceVariableTrustEatonVanceVTFloatingRateIncomeFundInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Current Expenses [Percent]	1.17%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	11.21%
Average Annual Total Returns, 5 Years [Percent]	4.13%
Average Annual Total Returns, 10 Years [Percent]	3.22%
Nationwide Advisory Retirement Income Annuity | FidelityVariableInsuranceProductsEmergingMarketsPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, FMR Japan, FIA, and FIA(UK)
Current Expenses [Percent]	1.14%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	9.49%
Average Annual Total Returns, 5 Years [Percent]	7.55%
Average Annual Total Returns, 10 Years [Percent]	4.92%
Nationwide Advisory Retirement Income Annuity | FidelityVariableInsuranceProductsFundVIPBalancedPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.69%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	21.23%
Average Annual Total Returns, 5 Years [Percent]	12.15%
Average Annual Total Returns, 10 Years [Percent]	8.80%
Nationwide Advisory Retirement Income Annuity | FidelityVariableInsuranceProductsFundVIPContrafundPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	33.12%
Average Annual Total Returns, 5 Years [Percent]	16.36%
Average Annual Total Returns, 10 Years [Percent]	11.33%
Nationwide Advisory Retirement Income Annuity | FidelityVariableInsuranceProductsFundVIPEnergyPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	0.70%
Average Annual Total Returns, 5 Years [Percent]	13.36%
Average Annual Total Returns, 10 Years [Percent]	2.37%
Nationwide Advisory Retirement Income Annuity | FidelityVariableInsuranceProductsFundVIPFloatingRateHighIncomePortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	12.17%
Average Annual Total Returns, 5 Years [Percent]	5.60%
Nationwide Advisory Retirement Income Annuity | FidelityVariableInsuranceProductsFundVIPGrowthIncomePortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	18.37%
Average Annual Total Returns, 5 Years [Percent]	14.50%
Average Annual Total Returns, 10 Years [Percent]	9.99%
Nationwide Advisory Retirement Income Annuity | FidelityVariableInsuranceProductsFundVIPGrowthOpportunitiesPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	45.30%
Average Annual Total Returns, 5 Years [Percent]	18.79%
Average Annual Total Returns, 10 Years [Percent]	15.44%
Nationwide Advisory Retirement Income Annuity | FidelityVariableInsuranceProductsFundVIPGrowthPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.83%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	35.89%
Average Annual Total Returns, 5 Years [Percent]	19.34%
Average Annual Total Returns, 10 Years [Percent]	14.51%
Nationwide Advisory Retirement Income Annuity | FidelityVariableInsuranceProductsFundVIPInternationalCapitalAppreciationPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors and FIL Investment Advisors (UK) Limited
Current Expenses [Percent]	1.03%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	27.18%
Average Annual Total Returns, 5 Years [Percent]	11.15%
Average Annual Total Returns, 10 Years [Percent]	7.48%
Nationwide Advisory Retirement Income Annuity | FidelityVariableInsuranceProductsFundVIPInvestmentGradeBondPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.63%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	6.00%
Average Annual Total Returns, 5 Years [Percent]	1.72%
Average Annual Total Returns, 10 Years [Percent]	2.08%
Nationwide Advisory Retirement Income Annuity | FidelityVariableInsuranceProductsFundVIPStrategicIncomePortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, FMR Japan, FIA, and FIA(UK)
Current Expenses [Percent]	0.90%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	9.18%
Average Annual Total Returns, 5 Years [Percent]	3.47%
Average Annual Total Returns, 10 Years [Percent]	3.10%
Nationwide Advisory Retirement Income Annuity | FidelityVariableInsuranceProductsFundVIPValueStrategiesPortfolioServiceClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	20.61%
Average Annual Total Returns, 5 Years [Percent]	16.63%
Average Annual Total Returns, 10 Years [Percent]	9.10%
Nationwide Advisory Retirement Income Annuity | FirstEagleVariableFundsOverseasVariableFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	First Eagle Variable Funds - Overseas Variable Fund
Portfolio Company Adviser [Text Block]	First Eagle Investment Management, LLC
Current Expenses [Percent]	1.31%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	10.08%
Average Annual Total Returns, 5 Years [Percent]	5.78%
Average Annual Total Returns, 10 Years [Percent]	3.68%
Nationwide Advisory Retirement Income Annuity | FranklinTempletonVariableInsuranceProductsTrustTempletonGlobalBondVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	2.88%
Average Annual Total Returns, 5 Years [Percent]	(2.13%)
Average Annual Total Returns, 10 Years [Percent]	(0.66%)
Nationwide Advisory Retirement Income Annuity | GoldmanSachsVariableInsuranceTrustGoldmanSachsMultiStrategyAlternativesPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.21%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	7.77%
Average Annual Total Returns, 5 Years [Percent]	4.16%
Nationwide Advisory Retirement Income Annuity | GoldmanSachsVariableInsuranceTrustGoldmanSachsSmallCapEquityInsightsFundServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.07%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	18.95%
Average Annual Total Returns, 5 Years [Percent]	9.76%
Average Annual Total Returns, 10 Years [Percent]	7.53%
Nationwide Advisory Retirement Income Annuity | GuggenheimVariableFundsTrustSeriesETotalReturnBondSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series E (Total Return Bond Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	0.97%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	6.95%
Average Annual Total Returns, 5 Years [Percent]	1.28%
Average Annual Total Returns, 10 Years [Percent]	3.00%
Nationwide Advisory Retirement Income Annuity | GuggenheimVariableFundsTrustSeriesFFloatingRateStrategiesSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	11.12%
Average Annual Total Returns, 5 Years [Percent]	3.98%
Average Annual Total Returns, 10 Years [Percent]	3.40%
Nationwide Advisory Retirement Income Annuity | GuggenheimVariableFundsTrustSeriesPHighYieldSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Guggenheim Variable Funds Trust - Series P (High Yield Series)
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.08%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	12.02%
Average Annual Total Returns, 5 Years [Percent]	4.50%
Average Annual Total Returns, 10 Years [Percent]	3.92%
Nationwide Advisory Retirement Income Annuity | InvescoInvescoVIGlobalFundSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Global Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.07%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	34.45%
Average Annual Total Returns, 5 Years [Percent]	12.02%
Average Annual Total Returns, 10 Years [Percent]	8.20%
Nationwide Advisory Retirement Income Annuity | InvescoInvescoVIGlobalRealEstateFundSeriesISharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Limited
Current Expenses [Percent]	1.02%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	9.05%
Average Annual Total Returns, 5 Years [Percent]	2.11%
Average Annual Total Returns, 10 Years [Percent]	3.10%
Nationwide Advisory Retirement Income Annuity | InvescoInvescoVIMainStreetFundSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Main Street Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	22.83%
Average Annual Total Returns, 5 Years [Percent]	13.28%
Average Annual Total Returns, 10 Years [Percent]	9.74%
Nationwide Advisory Retirement Income Annuity | InvescoOppenheimerVIInternationalGrowthFundSeriesIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco Oppenheimer V.I. International Growth Fund: Series I
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	21.06%
Average Annual Total Returns, 5 Years [Percent]	8.72%
Average Annual Total Returns, 10 Years [Percent]	3.80%
Nationwide Advisory Retirement Income Annuity | IvyVariableInsurancePortfoliosMacquarieVIPEnergySeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Macquarie VIP Energy Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.17%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	4.05%
Average Annual Total Returns, 5 Years [Percent]	7.75%
Average Annual Total Returns, 10 Years [Percent]	(2.42%)
Nationwide Advisory Retirement Income Annuity | IvyVariableInsurancePortfoliosMacquarieVIPMidCapGrowthSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.10%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	19.59%
Average Annual Total Returns, 5 Years [Percent]	14.63%
Average Annual Total Returns, 10 Years [Percent]	10.47%
Nationwide Advisory Retirement Income Annuity | JanusAspenSeriesJanusHendersonBalancedPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.87%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	15.13%
Average Annual Total Returns, 5 Years [Percent]	9.37%
Average Annual Total Returns, 10 Years [Percent]	7.73%
Nationwide Advisory Retirement Income Annuity | JanusAspenSeriesJanusHendersonEnterprisePortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.97%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	17.78%
Average Annual Total Returns, 5 Years [Percent]	13.14%
Average Annual Total Returns, 10 Years [Percent]	11.82%
Nationwide Advisory Retirement Income Annuity | JanusAspenSeriesJanusHendersonFlexibleBondPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	5.29%
Average Annual Total Returns, 5 Years [Percent]	1.55%
Average Annual Total Returns, 10 Years [Percent]	1.66%
Nationwide Advisory Retirement Income Annuity | JanusAspenSeriesJanusHendersonGlobalResearchPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	26.47%
Average Annual Total Returns, 5 Years [Percent]	13.05%
Average Annual Total Returns, 10 Years [Percent]	8.74%
Nationwide Advisory Retirement Income Annuity | JanusAspenSeriesJanusHendersonGlobalSustainableEquityPortfolioInstitutionalSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.87%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	23.32%
Nationwide Advisory Retirement Income Annuity | JanusAspenSeriesJanusHendersonGlobalTechnologyandInnovationPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.97%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	54.27%
Average Annual Total Returns, 5 Years [Percent]	20.05%
Average Annual Total Returns, 10 Years [Percent]	16.86%
Nationwide Advisory Retirement Income Annuity | JanusAspenSeriesJanusHendersonOverseasPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.14%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	10.58%
Average Annual Total Returns, 5 Years [Percent]	10.92%
Average Annual Total Returns, 10 Years [Percent]	3.38%
Nationwide Advisory Retirement Income Annuity | JohnHancockVariableInsuranceTrustEmergingMarketsValueTrustSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series II
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	1.30%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	14.85%
Average Annual Total Returns, 5 Years [Percent]	5.17%
Average Annual Total Returns, 10 Years [Percent]	2.81%
Nationwide Advisory Retirement Income Annuity | JohnHancockVariableInsuranceTrustEmergingMarketsValueTrustSeriesNAVMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV
Portfolio Company Adviser [Text Block]	John Hancock Variable Trust Advisers LLC
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.10%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	15.15%
Average Annual Total Returns, 5 Years [Percent]	5.42%
Average Annual Total Returns, 10 Years [Percent]	3.06%
Nationwide Advisory Retirement Income Annuity | LazardRetirementSeriesIncLazardRetirementEmergingMarketsEquityPortfolioServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.42%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.42%
Average Annual Total Returns, 1 Year [Percent]	22.27%
Average Annual Total Returns, 5 Years [Percent]	5.01%
Average Annual Total Returns, 10 Years [Percent]	2.04%
Nationwide Advisory Retirement Income Annuity | LeggMasonPartnersVariableEquityTrustClearBridgeVariableLargeCapGrowthPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	44.02%
Average Annual Total Returns, 5 Years [Percent]	15.51%
Average Annual Total Returns, 10 Years [Percent]	13.27%
Nationwide Advisory Retirement Income Annuity | LeggMasonPartnersVariableEquityTrustClearBridgeVariableSmallCapGrowthPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	8.12%
Average Annual Total Returns, 5 Years [Percent]	9.29%
Average Annual Total Returns, 10 Years [Percent]	7.62%
Nationwide Advisory Retirement Income Annuity | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyInflationProtectionFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	3.40%
Average Annual Total Returns, 5 Years [Percent]	2.65%
Average Annual Total Returns, 10 Years [Percent]	1.90%
Nationwide Advisory Retirement Income Annuity | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyMidCapValueFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.01%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	6.03%
Average Annual Total Returns, 5 Years [Percent]	10.90%
Average Annual Total Returns, 10 Years [Percent]	8.61%
Nationwide Advisory Retirement Income Annuity | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyValueFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	9.02%
Average Annual Total Returns, 5 Years [Percent]	11.71%
Average Annual Total Returns, 10 Years [Percent]	8.36%
Nationwide Advisory Retirement Income Annuity | LordAbbettSeriesFundIncBondDebenturePortfolioClassVCMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.90%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	6.55%
Average Annual Total Returns, 5 Years [Percent]	3.14%
Average Annual Total Returns, 10 Years [Percent]	3.49%
Nationwide Advisory Retirement Income Annuity | LordAbbettSeriesFundIncTotalReturnPortfolioClassVCMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.71%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	6.34%
Average Annual Total Returns, 5 Years [Percent]	1.21%
Average Annual Total Returns, 10 Years [Percent]	1.83%
Nationwide Advisory Retirement Income Annuity | MainStayVPFundsTrustMainStayVPMacKayConvertiblePortfolioService2ClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Convertibles
Portfolio Company Name [Text Block]	MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class
Portfolio Company Adviser [Text Block]	New York Life Investment Management LLC
Portfolio Company Subadviser [Text Block]	MacKay Shields LLC
Current Expenses [Percent]	0.92%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	8.47%
Average Annual Total Returns, 5 Years [Percent]	11.20%
Average Annual Total Returns, 10 Years [Percent]	8.15%
Nationwide Advisory Retirement Income Annuity | MFSVariableInsuranceTrustMFSGrowthSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS Growth Series: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.98%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	35.51%
Average Annual Total Returns, 5 Years [Percent]	15.59%
Average Annual Total Returns, 10 Years [Percent]	12.69%
Nationwide Advisory Retirement Income Annuity | MFSVariableInsuranceTrustMFSNewDiscoverySeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.12%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	14.25%
Average Annual Total Returns, 5 Years [Percent]	10.81%
Average Annual Total Returns, 10 Years [Percent]	7.41%
Nationwide Advisory Retirement Income Annuity | MFSVariableInsuranceTrustMFSUtilitiesSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS Utilities Series: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.04%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(2.33%)
Average Annual Total Returns, 5 Years [Percent]	8.05%
Average Annual Total Returns, 10 Years [Percent]	6.13%
Nationwide Advisory Retirement Income Annuity | MFSVariableInsuranceTrustMFSValueSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS Value Series: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.94%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	7.63%
Average Annual Total Returns, 5 Years [Percent]	11.07%
Average Annual Total Returns, 10 Years [Percent]	8.25%
Nationwide Advisory Retirement Income Annuity | MFSVariableInsuranceTrustIIMFSInternationalGrowthPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.13%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	14.39%
Average Annual Total Returns, 5 Years [Percent]	9.20%
Average Annual Total Returns, 10 Years [Percent]	6.09%
Nationwide Advisory Retirement Income Annuity | MFSVariableInsuranceTrustIIMFSResearchInternationalPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.14%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	12.83%
Average Annual Total Returns, 5 Years [Percent]	8.23%
Average Annual Total Returns, 10 Years [Percent]	3.89%
Nationwide Advisory Retirement Income Annuity | MFSVariableInsuranceTrustIIIMFSMidCapValuePortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.04%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	12.39%
Average Annual Total Returns, 5 Years [Percent]	12.60%
Average Annual Total Returns, 10 Years [Percent]	8.46%
Nationwide Advisory Retirement Income Annuity | MorganStanleyVariableInsuranceFundIncEmergingMarketsDebtPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management Inc.
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Limited
Current Expenses [Percent]	1.15%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	11.69%
Average Annual Total Returns, 5 Years [Percent]	1.38%
Average Annual Total Returns, 10 Years [Percent]	2.07%
Nationwide Advisory Retirement Income Annuity | MorganStanleyVariableInsuranceFundIncGlobalInfrastructurePortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management Inc.
Current Expenses [Percent]	1.12%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	4.27%
Average Annual Total Returns, 5 Years [Percent]	6.55%
Average Annual Total Returns, 10 Years [Percent]	4.98%
Nationwide Advisory Retirement Income Annuity | MorganStanleyVariableInsuranceFundIncGrowthPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management Inc.
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	48.32%
Average Annual Total Returns, 5 Years [Percent]	10.95%
Average Annual Total Returns, 10 Years [Percent]	11.62%
Nationwide Advisory Retirement Income Annuity | NationwideVariableInsuranceTrustNVITAllspringDiscoveryFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.08%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	20.44%
Average Annual Total Returns, 5 Years [Percent]	9.35%
Average Annual Total Returns, 10 Years [Percent]	7.35%
Nationwide Advisory Retirement Income Annuity | NationwideVariableInsuranceTrustNVITAmundiMultiSectorBondFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Amundi Asset Management, US
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	8.70%
Average Annual Total Returns, 5 Years [Percent]	4.89%
Average Annual Total Returns, 10 Years [Percent]	3.75%
Nationwide Advisory Retirement Income Annuity | NationwideVariableInsuranceTrustNVITAQRLargeCapDefensiveStyleFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	AQR Capital Management, LLC
Current Expenses [Percent]	1.03%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	8.03%
Average Annual Total Returns, 5 Years [Percent]	11.24%
Average Annual Total Returns, 10 Years [Percent]	9.84%
Nationwide Advisory Retirement Income Annuity | NationwideVariableInsuranceTrustNVITBlackRockEquityDividendFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	11.99%
Average Annual Total Returns, 5 Years [Percent]	11.28%
Average Annual Total Returns, 10 Years [Percent]	8.46%
Nationwide Advisory Retirement Income Annuity | NationwideVariableInsuranceTrustNVITBlackRockManagedGlobalAllocationFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC and Nationwide Asset Management, LLC
Current Expenses [Percent]	1.14%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	11.81%
Average Annual Total Returns, 5 Years [Percent]	5.54%
Nationwide Advisory Retirement Income Annuity | NationwideVariableInsuranceTrustNVITBlueprintSMAggressiveFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	1.09%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	19.54%
Average Annual Total Returns, 5 Years [Percent]	11.17%
Average Annual Total Returns, 10 Years [Percent]	7.29%
Nationwide Advisory Retirement Income Annuity | NationwideVariableInsuranceTrustNVITBlueprintSMBalancedFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.95%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	13.32%
Average Annual Total Returns, 5 Years [Percent]	6.70%
Average Annual Total Returns, 10 Years [Percent]	4.75%
Nationwide Advisory Retirement Income Annuity | NationwideVariableInsuranceTrustNVITBlueprintSMCapitalAppreciationFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	1.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	16.28%
Average Annual Total Returns, 5 Years [Percent]	8.91%
Average Annual Total Returns, 10 Years [Percent]	6.10%
Nationwide Advisory Retirement Income Annuity | NationwideVariableInsuranceTrustNVITBlueprintSMConservativeFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	8.83%
Average Annual Total Returns, 5 Years [Percent]	3.53%
Average Annual Total Returns, 10 Years [Percent]	2.83%
Nationwide Advisory Retirement Income Annuity | NationwideVariableInsuranceTrustNVITBlueprintSMManagedGrowthIncomeFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	1.02%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	12.49%
Average Annual Total Returns, 5 Years [Percent]	5.00%
Average Annual Total Returns, 10 Years [Percent]	3.47%
Nationwide Advisory Retirement Income Annuity | NationwideVariableInsuranceTrustNVITBlueprintSMManagedGrowthFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	1.01%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	12.42%
Average Annual Total Returns, 5 Years [Percent]	6.39%
Average Annual Total Returns, 10 Years [Percent]	4.29%
Nationwide Advisory Retirement Income Annuity | NationwideVariableInsuranceTrustNVITBlueprintSMModerateFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	0.97%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	14.92%
Average Annual Total Returns, 5 Years [Percent]	7.93%
Average Annual Total Returns, 10 Years [Percent]	5.53%
Nationwide Advisory Retirement Income Annuity | NationwideVariableInsuranceTrustNVITBlueprintSMModeratelyAggressiveFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	1.04%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	17.90%
Average Annual Total Returns, 5 Years [Percent]	10.14%
Average Annual Total Returns, 10 Years [Percent]	6.74%
Nationwide Advisory Retirement Income Annuity | NationwideVariableInsuranceTrustNVITBlueprintSMModeratelyConservativeFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	11.70%
Average Annual Total Returns, 5 Years [Percent]	5.70%
Average Annual Total Returns, 10 Years [Percent]	4.19%
Nationwide Advisory Retirement Income Annuity | NationwideVariableInsuranceTrustNVITBNYMellonCorePlusBondFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Insight North America LLC
Current Expenses [Percent]	0.48%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	7.63%
Average Annual Total Returns, 5 Years [Percent]	2.23%
Average Annual Total Returns, 10 Years [Percent]	2.30%
Nationwide Advisory Retirement Income Annuity | NationwideVariableInsuranceTrustNVITBNYMellonDynamicUSEquityIncomeClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	8.65%
Average Annual Total Returns, 5 Years [Percent]	13.10%
Average Annual Total Returns, 10 Years [Percent]	8.95%
Nationwide Advisory Retirement Income Annuity | NationwideVariableInsuranceTrustNVITBondIndexFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.23%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	5.38%
Average Annual Total Returns, 5 Years [Percent]	0.89%
Average Annual Total Returns, 10 Years [Percent]	1.60%
Nationwide Advisory Retirement Income Annuity | NationwideVariableInsuranceTrustNVITCalvertEquityFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Atlanta Capital Management Company, LLC
Current Expenses [Percent]	0.87%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	20.68%
Average Annual Total Returns, 5 Years [Percent]	10.98%
Average Annual Total Returns, 10 Years [Percent]	8.56%
Nationwide Advisory Retirement Income Annuity | NationwideVariableInsuranceTrustNVITColumbiaOverseasValueFundClassZMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	1.13%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	15.36%
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	2.52%
Nationwide Advisory Retirement Income Annuity | NationwideVariableInsuranceTrustNVITDoubleLineTotalReturnTacticalFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	DoubleLine Capital LP
Current Expenses [Percent]	0.59%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	6.05%
Average Annual Total Returns, 5 Years [Percent]	0.59%
Nationwide Advisory Retirement Income Annuity | NationwideVariableInsuranceTrustNVITEmergingMarketsFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	NS Partners Ltd
Current Expenses [Percent]	1.35%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.35%
Average Annual Total Returns, 1 Year [Percent]	3.86%
Average Annual Total Returns, 5 Years [Percent]	(0.01%)
Average Annual Total Returns, 10 Years [Percent]	(0.13%)
Nationwide Advisory Retirement Income Annuity | NationwideVariableInsuranceTrustNVITFederatedHighIncomeBondFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	13.13%
Average Annual Total Returns, 5 Years [Percent]	4.93%
Average Annual Total Returns, 10 Years [Percent]	4.15%
Nationwide Advisory Retirement Income Annuity | NationwideVariableInsuranceTrustNVITGovernmentBondFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	0.69%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	4.70%
Average Annual Total Returns, 5 Years [Percent]	0.21%
Average Annual Total Returns, 10 Years [Percent]	0.82%
Nationwide Advisory Retirement Income Annuity | NationwideVariableInsuranceTrustNVITGovernmentMoneyMarketFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.47%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	4.75%
Average Annual Total Returns, 5 Years [Percent]	1.60%
Average Annual Total Returns, 10 Years [Percent]	0.98%
Nationwide Advisory Retirement Income Annuity | NationwideVariableInsuranceTrustNVITInternationalEquityFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	0.98%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	21.70%
Average Annual Total Returns, 5 Years [Percent]	8.65%
Average Annual Total Returns, 10 Years [Percent]	4.85%
Nationwide Advisory Retirement Income Annuity | NationwideVariableInsuranceTrustNVITInternationalIndexFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.31%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	17.71%
Average Annual Total Returns, 5 Years [Percent]	8.04%
Average Annual Total Returns, 10 Years [Percent]	4.16%
Nationwide Advisory Retirement Income Annuity | NationwideVariableInsuranceTrustNVITInvescoSmallCapGrowthFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.34%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	17.16%
Average Annual Total Returns, 5 Years [Percent]	11.25%
Average Annual Total Returns, 10 Years [Percent]	8.06%
Nationwide Advisory Retirement Income Annuity | NationwideVariableInsuranceTrustNVITInvestorDestinationsAggressiveFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	19.38%
Average Annual Total Returns, 5 Years [Percent]	9.32%
Average Annual Total Returns, 10 Years [Percent]	6.73%
Nationwide Advisory Retirement Income Annuity | NationwideVariableInsuranceTrustNVITInvestorDestinationsBalancedFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	13.04%
Average Annual Total Returns, 5 Years [Percent]	5.59%
Average Annual Total Returns, 10 Years [Percent]	4.41%
Nationwide Advisory Retirement Income Annuity | NationwideVariableInsuranceTrustNVITInvestorDestinationsCapitalAppreciationFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.87%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	16.38%
Average Annual Total Returns, 5 Years [Percent]	7.57%
Average Annual Total Returns, 10 Years [Percent]	5.72%
Nationwide Advisory Retirement Income Annuity | NationwideVariableInsuranceTrustNVITInvestorDestinationsConservativeFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	8.03%
Average Annual Total Returns, 5 Years [Percent]	2.64%
Average Annual Total Returns, 10 Years [Percent]	2.53%
Nationwide Advisory Retirement Income Annuity | NationwideVariableInsuranceTrustNVITInvestorDestinationsManagedGrowthIncomeFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	12.13%
Average Annual Total Returns, 5 Years [Percent]	4.11%
Average Annual Total Returns, 10 Years [Percent]	3.27%
Nationwide Advisory Retirement Income Annuity | NationwideVariableInsuranceTrustNVITInvestorDestinationsManagedGrowthFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	12.96%
Average Annual Total Returns, 5 Years [Percent]	5.64%
Average Annual Total Returns, 10 Years [Percent]	4.21%
Nationwide Advisory Retirement Income Annuity | NationwideVariableInsuranceTrustNVITInvestorDestinationsModerateFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.86%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	14.72%
Average Annual Total Returns, 5 Years [Percent]	6.53%
Average Annual Total Returns, 10 Years [Percent]	5.08%
Nationwide Advisory Retirement Income Annuity | NationwideVariableInsuranceTrustNVITInvestorDestinationsModeratelyAggressiveFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	17.93%
Average Annual Total Returns, 5 Years [Percent]	8.43%
Average Annual Total Returns, 10 Years [Percent]	6.19%
Nationwide Advisory Retirement Income Annuity | NationwideVariableInsuranceTrustNVITInvestorDestinationsModeratelyConservativeFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	11.25%
Average Annual Total Returns, 5 Years [Percent]	4.60%
Average Annual Total Returns, 10 Years [Percent]	3.83%
Nationwide Advisory Retirement Income Annuity | NationwideVariableInsuranceTrustNVITiSharesFixedIncomeETFFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.22%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.22%
Average Annual Total Returns, 1 Year [Percent]	5.77%
Nationwide Advisory Retirement Income Annuity | NationwideVariableInsuranceTrustNVITiSharesGlobalEquityETFFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.23%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	21.05%
Nationwide Advisory Retirement Income Annuity | NationwideVariableInsuranceTrustNVITJacobsLevyLargeCapCoreFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Jacobs Levy Equity Management, Inc.
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	23.20%
Average Annual Total Returns, 5 Years [Percent]	13.40%
Average Annual Total Returns, 10 Years [Percent]	10.26%
Nationwide Advisory Retirement Income Annuity | NationwideVariableInsuranceTrustNVITJacobsLevyLargeCapGrowthFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Jacobs Levy Equity Management, Inc.
Current Expenses [Percent]	0.70%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	35.36%
Average Annual Total Returns, 5 Years [Percent]	23.08%
Average Annual Total Returns, 10 Years [Percent]	15.33%
Nationwide Advisory Retirement Income Annuity | NationwideVariableInsuranceTrustNVITLoomisShortTermBondFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	5.69%
Average Annual Total Returns, 5 Years [Percent]	1.19%
Average Annual Total Returns, 10 Years [Percent]	1.10%
Nationwide Advisory Retirement Income Annuity | NationwideVariableInsuranceTrustNVITManagedAmericanFundsAssetAllocationFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	0.97%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	17.22%
Average Annual Total Returns, 5 Years [Percent]	7.60%
Nationwide Advisory Retirement Income Annuity | NationwideVariableInsuranceTrustNVITManagedAmericanFundsGrowthIncomeFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	0.96%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	24.31%
Average Annual Total Returns, 5 Years [Percent]	10.94%
Nationwide Advisory Retirement Income Annuity | NationwideVariableInsuranceTrustNVITMidCapIndexFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.26%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	16.23%
Average Annual Total Returns, 5 Years [Percent]	12.34%
Average Annual Total Returns, 10 Years [Percent]	9.01%
Nationwide Advisory Retirement Income Annuity | NationwideVariableInsuranceTrustNVITMultiManagerSmallCapValueFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC
Current Expenses [Percent]	1.06%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	17.45%
Average Annual Total Returns, 5 Years [Percent]	11.06%
Average Annual Total Returns, 10 Years [Percent]	6.84%
Nationwide Advisory Retirement Income Annuity | NationwideVariableInsuranceTrustNVITMultiManagerSmallCompanyFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	13.99%
Average Annual Total Returns, 5 Years [Percent]	13.31%
Average Annual Total Returns, 10 Years [Percent]	8.47%
Nationwide Advisory Retirement Income Annuity | NationwideVariableInsuranceTrustNVITNSPartnersInternationalFocusedGrowthFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	NS Partners Ltd
Current Expenses [Percent]	1.23%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	15.54%
Average Annual Total Returns, 5 Years [Percent]	7.15%
Average Annual Total Returns, 10 Years [Percent]	3.51%
Nationwide Advisory Retirement Income Annuity | NationwideVariableInsuranceTrustNVITRealEstateFundClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.17%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	12.64%
Average Annual Total Returns, 5 Years [Percent]	7.64%
Average Annual Total Returns, 10 Years [Percent]	6.71%
Nationwide Advisory Retirement Income Annuity | NationwideVariableInsuranceTrustNVITSP500IndexFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.17%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	25.97%
Average Annual Total Returns, 5 Years [Percent]	15.51%
Average Annual Total Returns, 10 Years [Percent]	11.85%
Nationwide Advisory Retirement Income Annuity | NationwideVariableInsuranceTrustNVITSmallCapIndexFundClassYMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.27%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	16.69%
Average Annual Total Returns, 5 Years [Percent]	9.80%
Average Annual Total Returns, 10 Years [Percent]	7.04%
Nationwide Advisory Retirement Income Annuity | NationwideVariableInsuranceTrustNVITVictoryMidCapValueFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.93%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	8.82%
Average Annual Total Returns, 5 Years [Percent]	10.06%
Average Annual Total Returns, 10 Years [Percent]	7.92%
Nationwide Advisory Retirement Income Annuity | PIMCOVariableInsuranceTrustAllAssetPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Portfolio Company Subadviser [Text Block]	Research Affiliates, LLC
Current Expenses [Percent]	2.29%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	2.29%
Average Annual Total Returns, 1 Year [Percent]	8.02%
Average Annual Total Returns, 5 Years [Percent]	5.90%
Average Annual Total Returns, 10 Years [Percent]	3.93%
Nationwide Advisory Retirement Income Annuity | PIMCOVariableInsuranceTrustCommodityRealReturnStrategyPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Commodities
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.48%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.48%
Average Annual Total Returns, 1 Year [Percent]	(7.85%)
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	(0.80%)
Nationwide Advisory Retirement Income Annuity | PIMCOVariableInsuranceTrustDynamicBondPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.04%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	7.10%
Average Annual Total Returns, 5 Years [Percent]	2.24%
Average Annual Total Returns, 10 Years [Percent]	2.32%
Nationwide Advisory Retirement Income Annuity | PIMCOVariableInsuranceTrustEmergingMarketsBondPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.27%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	11.11%
Average Annual Total Returns, 5 Years [Percent]	2.25%
Average Annual Total Returns, 10 Years [Percent]	2.78%
Nationwide Advisory Retirement Income Annuity | PIMCOVariableInsuranceTrustHighYieldPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	12.22%
Average Annual Total Returns, 5 Years [Percent]	4.83%
Average Annual Total Returns, 10 Years [Percent]	4.15%
Nationwide Advisory Retirement Income Annuity | PIMCOVariableInsuranceTrustIncomePortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.03%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	8.25%
Average Annual Total Returns, 5 Years [Percent]	3.32%
Nationwide Advisory Retirement Income Annuity | PIMCOVariableInsuranceTrustInternationalBondPortfolioUSDollarHedgedAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	9.00%
Average Annual Total Returns, 5 Years [Percent]	1.64%
Average Annual Total Returns, 10 Years [Percent]	3.06%
Nationwide Advisory Retirement Income Annuity | PIMCOVariableInsuranceTrustInternationalBondPortfolioUnhedgedAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.38%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.38%
Average Annual Total Returns, 1 Year [Percent]	6.11%
Average Annual Total Returns, 5 Years [Percent]	(1.26%)
Average Annual Total Returns, 10 Years [Percent]	(0.46%)
Nationwide Advisory Retirement Income Annuity | PIMCOVariableInsuranceTrustLongTermUSGovernmentPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.13%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	3.99%
Average Annual Total Returns, 5 Years [Percent]	(1.30%)
Average Annual Total Returns, 10 Years [Percent]	2.06%
Nationwide Advisory Retirement Income Annuity | PIMCOVariableInsuranceTrustLowDurationPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.69%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	4.97%
Average Annual Total Returns, 5 Years [Percent]	0.99%
Average Annual Total Returns, 10 Years [Percent]	0.92%
Nationwide Advisory Retirement Income Annuity | PIMCOVariableInsuranceTrustRealReturnPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	3.67%
Average Annual Total Returns, 5 Years [Percent]	3.16%
Average Annual Total Returns, 10 Years [Percent]	2.25%
Nationwide Advisory Retirement Income Annuity | PIMCOVariableInsuranceTrustShortTermPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.66%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	5.91%
Average Annual Total Returns, 5 Years [Percent]	2.12%
Average Annual Total Returns, 10 Years [Percent]	1.87%
Nationwide Advisory Retirement Income Annuity | PIMCOVariableInsuranceTrustTotalReturnPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	5.93%
Average Annual Total Returns, 5 Years [Percent]	1.08%
Average Annual Total Returns, 10 Years [Percent]	1.71%
Nationwide Advisory Retirement Income Annuity | PioneerVariableContractsTrustPioneerFundVCTPortfolioClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Amundi Asset Management US, Inc.
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	28.58%
Average Annual Total Returns, 5 Years [Percent]	16.45%
Average Annual Total Returns, 10 Years [Percent]	11.94%
Nationwide Advisory Retirement Income Annuity | PutnamVariableTrustPutnamVTDiversifiedIncomeFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	1.07%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	4.82%
Average Annual Total Returns, 5 Years [Percent]	0.98%
Average Annual Total Returns, 10 Years [Percent]	1.41%
Nationwide Advisory Retirement Income Annuity | PutnamVariableTrustPutnamVTGeorgePutnamBalancedFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT George Putnam Balanced Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.92%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	19.90%
Average Annual Total Returns, 5 Years [Percent]	10.43%
Average Annual Total Returns, 10 Years [Percent]	8.03%
Nationwide Advisory Retirement Income Annuity | PutnamVariableTrustPutnamVTIncomeFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Income Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	4.69%
Average Annual Total Returns, 5 Years [Percent]	0.37%
Average Annual Total Returns, 10 Years [Percent]	1.43%
Nationwide Advisory Retirement Income Annuity | PutnamVariableTrustPutnamVTInternationalEquityFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	1.10%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	18.51%
Average Annual Total Returns, 5 Years [Percent]	9.05%
Average Annual Total Returns, 10 Years [Percent]	3.70%
Nationwide Advisory Retirement Income Annuity | PutnamVariableTrustPutnamVTInternationalValueFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT International Value Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	1.13%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	18.68%
Average Annual Total Returns, 5 Years [Percent]	9.70%
Average Annual Total Returns, 10 Years [Percent]	3.88%
Nationwide Advisory Retirement Income Annuity | PutnamVariableTrustPutnamVTSustainableLeadersFundClassIBMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.90%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	26.11%
Average Annual Total Returns, 5 Years [Percent]	16.09%
Average Annual Total Returns, 10 Years [Percent]	12.59%
Nationwide Advisory Retirement Income Annuity | RydexVariableTrustConsumerProductsFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Consumer Products Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.79%
Average Annual Total Returns, 1 Year [Percent]	(3.30%)
Average Annual Total Returns, 5 Years [Percent]	6.88%
Average Annual Total Returns, 10 Years [Percent]	5.60%
Nationwide Advisory Retirement Income Annuity | RydexVariableTrustFinancialServicesFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Financial Services Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.78%
Average Annual Total Returns, 1 Year [Percent]	13.90%
Average Annual Total Returns, 5 Years [Percent]	10.05%
Average Annual Total Returns, 10 Years [Percent]	7.44%
Nationwide Advisory Retirement Income Annuity | RydexVariableTrustTelecommunicationsFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Telecommunications Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.79%
Average Annual Total Returns, 1 Year [Percent]	6.30%
Average Annual Total Returns, 5 Years [Percent]	1.26%
Average Annual Total Returns, 10 Years [Percent]	1.84%
Nationwide Advisory Retirement Income Annuity | TRowePriceEquitySeriesIncTRowePriceBlueChipGrowthPortfolioIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.00%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	48.96%
Average Annual Total Returns, 5 Years [Percent]	13.22%
Average Annual Total Returns, 10 Years [Percent]	12.03%
Nationwide Advisory Retirement Income Annuity | TRowePriceEquitySeriesIncTRowePriceHealthSciencesPortfolioIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.11%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	2.68%
Average Annual Total Returns, 5 Years [Percent]	10.96%
Average Annual Total Returns, 10 Years [Percent]	11.03%
Nationwide Advisory Retirement Income Annuity | TRowePriceEquitySeriesIncTRowePriceMidCapGrowthPortfolioIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price Investment Management, Inc.
Current Expenses [Percent]	1.09%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	19.63%
Average Annual Total Returns, 5 Years [Percent]	11.36%
Average Annual Total Returns, 10 Years [Percent]	10.22%
Nationwide Advisory Retirement Income Annuity | TheMergerFundVLTheMergerFundVLClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Alternative
Portfolio Company Name [Text Block]	The Merger Fund VL - The Merger Fund VL: Class I
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Westchester Capital Management, LLC, an affiliate of VIA.
Current Expenses [Percent]	1.52%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.52%
Average Annual Total Returns, 1 Year [Percent]	4.34%
Average Annual Total Returns, 5 Years [Percent]	3.94%
Average Annual Total Returns, 10 Years [Percent]	3.21%
Nationwide Advisory Retirement Income Annuity | TwoRoadsSharedTrustRedwoodManagedVolatilityPortfolioClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I
Portfolio Company Adviser [Text Block]	Redwood Investment Management, LLC
Current Expenses [Percent]	1.49%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.49%
Average Annual Total Returns, 1 Year [Percent]	4.36%
Average Annual Total Returns, 5 Years [Percent]	3.89%
Nationwide Advisory Retirement Income Annuity | VanEckVIPTrustVanEckVIPEmergingMarketsFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Class S
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.55%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.55%
Average Annual Total Returns, 1 Year [Percent]	9.44%
Average Annual Total Returns, 5 Years [Percent]	1.94%
Average Annual Total Returns, 10 Years [Percent]	0.67%
Nationwide Advisory Retirement Income Annuity | VanEckVIPTrustVanEckVIPGlobalGoldFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.45%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.45%
Average Annual Total Returns, 1 Year [Percent]	10.41%
Average Annual Total Returns, 5 Years [Percent]	9.61%
Average Annual Total Returns, 10 Years [Percent]	4.61%
Nationwide Advisory Retirement Income Annuity | VanEckVIPTrustVanEckVIPGlobalResourcesFundClassSMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.36%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	(3.84%)
Average Annual Total Returns, 5 Years [Percent]	10.34%
Average Annual Total Returns, 10 Years [Percent]	(1.26%)
Nationwide Advisory Retirement Income Annuity | VanguardVariableInsuranceFundBalancedPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Balanced Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	14.33%
Average Annual Total Returns, 5 Years [Percent]	9.59%
Average Annual Total Returns, 10 Years [Percent]	7.89%
Nationwide Advisory Retirement Income Annuity | VanguardVariableInsuranceFundCapitalGrowthPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Capital Growth Portfolio
Portfolio Company Adviser [Text Block]	PRIMECAP Management Company
Current Expenses [Percent]	0.34%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	27.98%
Average Annual Total Returns, 5 Years [Percent]	14.33%
Average Annual Total Returns, 10 Years [Percent]	12.85%
Nationwide Advisory Retirement Income Annuity | VanguardVariableInsuranceFundDiversifiedValuePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Diversified Value Portfolio
Portfolio Company Adviser [Text Block]	Hotchkis and Wiley Capital Management, LLC, Lazard Asset Management
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	20.13%
Average Annual Total Returns, 5 Years [Percent]	14.28%
Average Annual Total Returns, 10 Years [Percent]	9.27%
Nationwide Advisory Retirement Income Annuity | VanguardVariableInsuranceFundEquityIncomePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Equity Income Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP; Vanguard Group Inc. (Quantitative Equity Group)
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	8.10%
Average Annual Total Returns, 5 Years [Percent]	11.57%
Average Annual Total Returns, 10 Years [Percent]	9.53%
Nationwide Advisory Retirement Income Annuity | VanguardVariableInsuranceFundEquityIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Equity Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	26.11%
Average Annual Total Returns, 5 Years [Percent]	15.52%
Average Annual Total Returns, 10 Years [Percent]	11.88%
Nationwide Advisory Retirement Income Annuity | VanguardVariableInsuranceFundGlobalBondIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Global Bond Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group Inc. (Vanguard Fixed Income Group)
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	6.52%
Average Annual Total Returns, 5 Years [Percent]	0.99%
Nationwide Advisory Retirement Income Annuity | VanguardVariableInsuranceFundGrowthPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Growth Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP
Current Expenses [Percent]	0.33%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	40.13%
Average Annual Total Returns, 5 Years [Percent]	16.08%
Average Annual Total Returns, 10 Years [Percent]	12.88%
Nationwide Advisory Retirement Income Annuity | VanguardVariableInsuranceFundHighYieldBondPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - High Yield Bond Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP and Vanguard Group, Inc. (Vanguard Fixed Income Group)
Current Expenses [Percent]	0.24%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	11.51%
Average Annual Total Returns, 5 Years [Percent]	5.10%
Average Annual Total Returns, 10 Years [Percent]	4.33%
Nationwide Advisory Retirement Income Annuity | VanguardVariableInsuranceFundInternationalPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - International Portfolio
Portfolio Company Adviser [Text Block]	Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.
Current Expenses [Percent]	0.33%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	14.65%
Average Annual Total Returns, 5 Years [Percent]	10.28%
Average Annual Total Returns, 10 Years [Percent]	6.80%
Nationwide Advisory Retirement Income Annuity | VanguardVariableInsuranceFundMidCapIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.17%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	15.83%
Average Annual Total Returns, 5 Years [Percent]	12.56%
Average Annual Total Returns, 10 Years [Percent]	9.27%
Nationwide Advisory Retirement Income Annuity | VanguardVariableInsuranceFundRealEstateIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Real Estate Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.26%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	11.70%
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	7.29%
Nationwide Advisory Retirement Income Annuity | VanguardVariableInsuranceFundShortTermInvestmentGradePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group Inc. (Vanguard Fixed Income Group)
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	6.16%
Average Annual Total Returns, 5 Years [Percent]	2.13%
Average Annual Total Returns, 10 Years [Percent]	1.93%
Nationwide Advisory Retirement Income Annuity | VanguardVariableInsuranceFundSmallCompanyGrowthPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Small Company Growth Portfolio
Portfolio Company Adviser [Text Block]	ArrowMark Partners; The Vanguard Group, Inc. (Vanguard Quantitative Equity Group)
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	19.65%
Average Annual Total Returns, 5 Years [Percent]	9.98%
Average Annual Total Returns, 10 Years [Percent]	7.85%
Nationwide Advisory Retirement Income Annuity | VanguardVariableInsuranceFundTotalBondMarketIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group Inc. (Vanguard Fixed Income Group)
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	5.58%
Average Annual Total Returns, 5 Years [Percent]	1.04%
Average Annual Total Returns, 10 Years [Percent]	1.71%
Nationwide Advisory Retirement Income Annuity | VanguardVariableInsuranceFundTotalInternationalStockMarketIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.11%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	15.54%
Average Annual Total Returns, 5 Years [Percent]	7.31%
Nationwide Advisory Retirement Income Annuity | VanguardVariableInsuranceFundTotalStockMarketIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc. (Vanguard Equity Index Group)
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	25.95%
Average Annual Total Returns, 5 Years [Percent]	14.93%
Average Annual Total Returns, 10 Years [Percent]	11.29%
Nationwide Advisory Retirement Income Annuity | NationwideVariableInsuranceTrustNVITLoomisShortTermBondFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Nationwide Advisory Retirement Income Annuity | EnhancedSurrenderValueforTerminalIllnessMember
Prospectus:
Name of Benefit [Text Block]	Enhanced Surrender Value for Terminal Illness
Purpose of Benefit [Text Block]	Early payment of death benefit (applicable to the optional death benefit)
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Benefit is available after the first Contract Anniversary• Annuitant (or co-annuitant) must be terminally ill• Requires full surrender of the contract• Restrictions exist on the parties named to the contract
Name of Benefit [Text Block]	Enhanced Surrender Value for Terminal Illness
Operation of Benefit [Text Block]	Enhanced Surrender Value for Terminal Illness Subject to state approval, if the optional death benefit is elected, Nationwide will pay the Contract Value plus any additional amount necessary to equal the optional death benefit if the Contract Owner/Annuitant (or Co-Annuitant, if applicable) is terminally ill and the Contract Owner fully surrenders the Contract after the first Contract Anniversary. There is no additional charge for this benefit.
Example:
Mr. V, who has owned his contract for 4 years, was recently diagnosed with a terminal illness and wishes to surrender his contract. Under the Enhanced Surrender Value for
Terminal Illness, assuming all conditions were met, upon surrender of the contract,
Nationwide will pay Mr. V his Contract Value and an additional amount necessary to equal the death benefit that Mr. V elected.

Under this provision, no enhanced surrender value will be paid unless: •The same person is named as Contract Owner and as Annuitant since Contract issuance, and•The Contract Owner or Co-Annuitant has been diagnosed by a physician to have a terminal illness and Nationwide receives and records an application, on a form satisfactory to Nationwide, containing a certification from that physician indicating such diagnosis.Once the Contract Owner submits an approved application, the decision to surrender the contract and receive the enhanced surrender value is irrevocable.
Nationwide Advisory Retirement Income Annuity | AssetRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Asset Rebalancing Program (see Contract Owner Services)
Purpose of Benefit [Text Block]	Automatic reallocation of assets on a predetermined percentage basis
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Asset Rebalancing Program (see Contract Owner Services)
Operation of Benefit [Text Block]	Asset Rebalancing Program The Asset Rebalancing Program provides for the periodic automatic reallocation of Contract Values to specified Sub-Accounts on a predetermined percentage basis ("the portfolio percentages"). Requests to participate in and/or modify an Asset Rebalancing Program can be submitted through the Contract Owner’s online account or to the Service Center. Once an Asset Rebalancing Program is elected, it will only be terminated upon specific instruction from the Contract Owner. Currently, there is no additional charge for the Asset Rebalancing Program. The Contract Owner may elect to have periodic automatic reallocations occur on a monthly, quarterly, semi-annual, or annual basis. If the last day of the designated period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, the periodic automatic allocations will occur on the next business day. Periodic automatic reallocations are not considered transfer events (see Transfer Restrictions). While the Asset Rebalancing Program is in effect, Contract Owners can request a manual reallocation at any time to make the Contract Values in each Sub-Account match the existing portfolio percentages. A manual reallocation to the existing Sub-accounts and/or portfolio percentages is not considered a transfer event. Contract Owners may change the specified Sub-Accounts and/or the portfolio percentages at any time while the Asset Rebalancing Program is in effect. Reallocation of Contract Values to reflect any such changes will occur at the next periodic automatic reallocation. However, if the Contract Owner desires to make the reallocation effective immediately, the Contract Owner must also request a manual reallocation to redistribute Contract Values based on the new Sub-Accounts and/or portfolio percentages. A manual reallocation to new Sub-Accounts and/or portfolio percentages is considered a transfer event. Contract Owners should consult a qualified investment adviser to discuss the use of the Asset Rebalancing Program. Nationwide reserves the right to stop offering the Asset Rebalancing Program. If this occurs, any Asset Rebalancing Program that is already in effect will remain in effect unless otherwise terminated by the Contract Owner.
Calculation Method of Benefit [Text Block]
Example:
Mr. C elects to participate in Asset Rebalancing Program and has instructed his Contract
Value be allocated as follows: 40% to Sub-Account A, 40% to Sub-Account B, and 20% to
Sub-Account C. Mr. C elects to rebalance quarterly. Each quarter, Nationwide will automatically rebalance Mr. C’s Contract Value by transferring Contract Value among the three elected Sub-Accounts so that his 40%/40%/20% allocation remains intact.

Nationwide Advisory Retirement Income Annuity | DollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging (see Contract Owner Services)
Purpose of Benefit [Text Block]	Long-term transfer program involving automatic transfer of assets
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Transfers are only permitted from a limited number of Sub-Accounts
Name of Benefit [Text Block]	Dollar Cost Averaging (see Contract Owner Services)
Operation of Benefit [Text Block]	Dollar Cost AveragingDollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss. Contract Owners direct Nationwide to automatically transfer specified amounts from the following Sub-Account(s) (if available):•Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I•Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I•PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Classto any other Sub-Account(s). One or more of the Sub-Accounts may impose a Low Cost Fund Fee.Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Sub-Account will remain allocated to the Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events. Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Dollar Cost Averaging is not available if the Nationwide Lifetime Income Rider Plus Core Advisory, and Lifetime Income Rider Plus Accelerated Advisory, Retirement Income Developer option, Nationwide Lifetime Income Advisory option, or the Pro 4 option is elected.
Calculation Method of Benefit [Text Block]
Example:
Ms. T elects to participate in Dollar Cost Averaging and has transferred $25,000 to an eligible Sub-Account (Sub-Account S) that will serve as the source investment option for her
Dollar Cost Averaging program. She would like the Dollar Cost Averaging transfers to be allocated as follows: $500 to Sub-Account L and $1,000 to Sub-Account M. Each month,
Nationwide will automatically transfer $1,500 from Sub-Account S and allocate $1,000 to
Sub-Account M and $500 to Sub-Account L.

Nationwide Advisory Retirement Income Annuity | SystematicWithdrawalsMember
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawals (see Contract Owner Services)
Purpose of Benefit [Text Block]	Automatic withdrawals of Contract Value on a periodic basis
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Withdrawals must be at least $100 each
Name of Benefit [Text Block]	Systematic Withdrawals (see Contract Owner Services)
Operation of Benefit [Text Block]	Systematic Withdrawals Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center. The withdrawals will be taken from the Sub-Accounts proportionally unless Nationwide is instructed otherwise. Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments. Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period. For Contract Owners who have not elected the Nationwide Lifetime Income Rider Plus Core Advisory, Nationwide Lifetime Income Rider Plus Accelerated Advisory, Retirement Income Developer option, Nationwide Lifetime Income Advisory option, or Pro 4 option, Nationwide will terminate the contract in the event Systematic Withdrawals reduce the Contract Value to $0. However, for Contract Owners who have elected the Nationwide Lifetime Income Rider Plus Core Advisory, Nationwide Lifetime Income Rider Plus Accelerated Advisory, Retirement Income Developer option, Nationwide Lifetime Income Advisory option, or Pro 4 option, Nationwide will not terminate the contract in the event Systematic Withdrawals reduce the Contract Value to $0, provided the Current Income Benefit Base is greater than $0.Contract Owners should fully understand the impact of taking Systematic Withdrawals if they have elected the Nationwide Lifetime Income Rider Plus Core Advisory, Nationwide Lifetime Income Rider Plus Accelerated Advisory, Retirement Income Developer option, Nationwide Lifetime Income Advisory option, or Pro 4 option. Systematic Withdrawals are subject to the same terms and conditions under one of these optional benefits as manual withdrawals. As such, a Systematic Withdrawal may initiate Lifetime Withdrawals and could be an excess withdrawal depending on the facts and circumstances. Systematic Withdrawals will continue to be taken for as long as the instructions remain in effect, even if there are negative consequences. Contract Owners should consult with a financial professional before initiating Systematic Withdrawals.
Calculation Method of Benefit [Text Block]
Example:
Ms. H elects to take Systematic Withdrawals equal to $5,000 on a quarterly basis. She has not directed that the withdrawals be taken from specific Sub-Accounts, so each quarter,
Nationwide will withdraw $5,000 from Ms. H’s contract proportionally from each Sub-
Account, and will mail her a check or wire the funds to the financial institution of her choice.

Nationwide Advisory Retirement Income Annuity | CustomChoiceAssetRebalancingServiceMember
Prospectus:
Name of Benefit [Text Block]	Custom Choice Asset Rebalancing Service (see Contract Owner Services)
Purpose of Benefit [Text Block]	Customizable asset allocation tool with automatic reallocation on a periodic basis
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Only available for contracts that elect the Nationwide Lifetime Income Rider Plus Core Advisory, Nationwide Lifetime Income Rider Plus Accelerated Advisory, Retirement Income Developer Option, the Nationwide Lifetime Income Rider Advisory Option, or the Pro 4 Option• During the program, cannot participate in other asset allocation or asset rebalancing programs• Allocation limitations exist based on asset class
Name of Benefit [Text Block]	Custom Choice Asset Rebalancing Service (see Contract Owner Services)
Operation of Benefit [Text Block]	Custom Choice Asset Rebalancing Service For Contract Owners that have elected the Nationwide Lifetime Income Rider Plus Core Advisory, Nationwide Lifetime Income Rider Plus Accelerated Advisory, Retirement Income Developer option, Nationwide Lifetime Income Advisory option, or Pro 4 option, Nationwide makes available the Custom Choice Asset Rebalancing Service ("Custom Choice") at no extra charge. Custom Choice is an asset allocation framework that Contract Owners can use to build their own customized portfolio of investments, subject to the applicable fund category (Groups A, B, and C) allocation limitations (see Appendix A: Underlying Mutual Funds Available Under the Contract). Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and specialty funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Choice will result in a profit or protect against loss in a declining market. Enrolling in Custom Choice To participate in Custom Choice, eligible Contract Owners may enroll through their online account or by submitting the proper administrative form to the Service Center in good order. While Custom Choice is elected, Contract Owners cannot participate in any asset reallocation or asset rebalancing program other than as permitted by Custom Choice, as described below. Only one Custom Choice program may be created and in effect at a time, and the entire Contract Value must participate in Custom Choice. At the time of enrollment, the Contract Owner selects from the specific Sub-Accounts (classified according to Groups A, B, and C) and directs their investment percentages within the applicable allocation limitations, enabling the Contract Owner to create their own unique "Custom Choice" portfolio. Nationwide considers several criteria when assigning or modifying the underlying mutual fund availability within Custom Choice. Those criteria include some, or all, of the following: investment objectives, investment process, risk characteristics and expected fund volatility, investment capabilities, investment consistency, fund expenses, asset class coverage, and the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy. Nationwide also considers the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Nationwide evaluates current market conditions and product pricing when determining the percentage allocations for Groups A, B, and C. The specific Sub-Accounts comprising Groups A, B, and C and the current allocation limitations are identified in Appendix A: Underlying Mutual Funds Available Under the Contract. One or more of the Sub-Accounts may impose a Low Cost Fund Fee. Note: Contract Owners should consult with a qualified investment adviser regarding the use of Custom Choice and to determine which Sub-Accounts and investment percentages are appropriate for them. Once enrollment is complete, the contract’s Custom Choice portfolio is static. This means that the investment percentages allocated to each Sub-Account are not monitored or adjusted to reflect changing market conditions, except for quarterly rebalancing or other Contract Owner driven changes, as described below. This prospectus only discloses the current Sub-Accounts comprising Groups A, B, and C, and the current allocation limitations. Note: Nationwide may subsequently change allocation limitations and/or Sub-Accounts within Groups A, B, and C; the changes will apply only to new enrollees in Custom Choice and existing participants in Custom Choice that implement a change to their Custom Choice portfolio after the change implementation date. Quarterly Rebalancing At the end of each calendar quarter, Nationwide will automatically reallocate the Contract Values in each Sub-Account to make the Contract Values in each Sub-Account match the previously selected investment percentages. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Quarterly rebalancing is not considered a transfer event. Manual Rebalancing While Custom Choice is in effect, Contract Owners may request a manual reallocation at any time in order to make the Contract Values in each Sub-Account match the previously selected investment percentages. Contract Owners may request manual rebalancing through their online account, via written request (on Nationwide’s administrative form) to the Service Center, or by calling the Service Center. A manual reallocation to the existing investment percentages is not considered a transfer event. Changing Custom Choice Allocations Contract Owners enrolled in Custom Choice may change the specified Sub-Accounts and/or the investment percentages at any time while their Custom Choice program is in effect. Any such changes will be subject to the allocation limitations applicable to new enrollees in Custom Choice. To implement changes, Contract Owners must submit new allocation instructions through their online account, via written request and in good order (on Nationwide’s administrative form) to the Service Center, or by calling the Service Center. Reallocation of Contract Values to reflect any such changes will occur at the end of the next quarterly rebalancing. However, if the Contract Owner desires to make the reallocation effective immediately, the Contract Owner must also request a manual reallocation to redistribute Contract Values based on the new Sub-Accounts and/or investment percentages. A manual reallocation to new Sub-Accounts and/or investment percentages is considered a transfer event. Nationwide reserves the right to limit the number of allocation changes a Contract Owner can make each year. Terminating Participation in Custom Choice Contract Owners can terminate participation in Custom Choice through their online account, by submitting a written request to the Service Center or by calling the Service Center. For the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the Nationwide Lifetime Income Rider Plus Core Advisory, Nationwide Lifetime Income Rider Plus Accelerated Advisory, Retirement Income Developer option, Nationwide Lifetime Income Advisory option, or Pro 4 option as applicable. Termination is effective on the date the termination request is received at the Service Center in good order.
Calculation Method of Benefit [Text Block]
Example:
Mr. U elected a living benefit that permits use of Custom Choice Asset Rebalancing Service and elects to enroll in the service. At the time of enrollment, allocation limitations are 40%-
100% to Group A, 0%-60% to Group B, and 0%-10% to Group C. He selects two Sub-
Accounts from Group A (30% each), two Sub-Accounts from Group B (15% each), and one
Sub-Account from Group C (10%). Each quarter, Nationwide will automatically rebalance
Mr. U’s Contract Value by transferring Contract Value among the five elected Sub-Accounts so that his allocation percentages remain intact.

Nationwide Advisory Retirement Income Annuity | ReturnofPremiumDeathBenefitOptionMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.15%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.15%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.15%
Name of Benefit [Text Block]	Return of Premium Death Benefit Option
Purpose of Benefit [Text Block]	Enhanced death benefit
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.15%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.15%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.15%
Brief Restrictions / Limitations [Text Block]	• Annuitant must be 85 or younger at application• Must be elected at application• Election is irrevocable• Certain ownership changes and assignments could reduce the death benefit• Nationwide may limit purchase payments to $1,000,000• Death benefit calculation is adjusted if purchase payments exceed $3,000,000• Excess Adviser Fees will negatively impact the benefitSpousal Protection Feature• Not applicable to Charitable Remainder Trusts• One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner• For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner• Only available to Contract Owner’s spouse• Spouses must be Co-Annuitants• Both spouses must be 85 or younger at contract issuance• Spouses must be named as beneficiaries• No other person may be named as Contract Owner, Annuitant, or primary beneficiary• If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate• Benefit is forfeited if certain changes to the parties or assignments are madeName of BenefitPurposeMaximum FeeCurrent FeeBrief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Return of Premium Death Benefit Option
Operation of Benefit [Text Block]	Standard Death Benefit (Return of Contract Value)Return of Premium Death Benefit Option For an additional charge at an annualized rate of 0.15% of the current death benefit value, an applicant can elect the Return of Premium Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The age of the person upon which the benefit depends (the "determining life") must be 85 or younger at the time of application. The determining life is that of the Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint Annuitant has been elected, the determining life will be that of the younger Annuitant. The determining life cannot be changed. The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date. If the determining life dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of: (1)the Contract Value; or(2)the total of all purchase payments, less adjustments for amounts withdrawn (excluding Standard Adviser Fees).Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the withdrawal(s). Except for Standard Adviser Fees, all withdrawals, including Lifetime Withdrawals, will reduce the death benefit. Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the withdrawal(s). Except for Standard Adviser Fees, all withdrawals, including Lifetime Withdrawals, will reduce the death benefit.
Calculation Method of Benefit [Text Block]
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She has elected the
Return of Premium Death Benefit Option. On the date of Ms. P’s death, her Contract Value
= $24,000 and her total purchase payments (adjusted for amounts withdrawn) = $26,000.
The death benefit for Ms. P’s contract will equal $26,000.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greater of:
(1) the Contract Value; or
(2) the total of all purchase payments, less adjustments for amounts withdrawn (excluding Standard Adviser Fees).
B	=	the Contract Value; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In no event will the beneficiary receive less than the Contract Value.
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She has elected the
Return of Premium Death Benefit Option. On the date of Ms. P’s death, her Contract Value
= $3,500,000, her total purchase payments (adjusted for amounts withdrawn) = $4,000,000, and F = $3,000,000 / $4,000,000 or 0.75. The death benefit for Ms. P’s contract is determined as follows:

(A x F) + B(1 - F), which is
($4,000,000 x 0.75) + $3,500,000(1 - 0.75), which is
$3,000,000 + $875,000
The death benefit for Ms. P’s contract is $3,875,000.
Standard Adviser Fees, for purposes of this option, will not be considered a withdrawal of premium and will not reduce the death benefit value. However, Excess Adviser Fees will be considered a withdrawal of premium and will result in a negative adjustment to the death benefit value. This negative adjustment could reduce the death benefit value significantly and by substantially more than the amount of the Excess Adviser Fees withdrawn. Contract Owners should discuss the impact of Excess Adviser Fees with their investment adviser prior to taking Excess Withdrawals from the contract. The amount of that negative adjustment will be the greater of (a) or (b), where:
(a)	=	The gross dollar amount of the Excess Adviser Fees; and
(b)	=	a figure representing the proportional amount of the Excess Adviser Fees. This amount is determined by the following formula:
Gross dollar amount of the Excess Adviser Fees	X	Purchase payments, adjusted for amounts previously withdrawn (excluding Standard Adviser Fees)
Contract Value (reduced by the Standard Adviser Fees withdrawn)
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She has elected the
Return of Premium Death Benefit Option. On the date of Ms. P’s death, her Contract Value
= $24,000 and her total purchase payments (not adjusted for amounts withdrawn) =
$26,000. Ms. P only took withdrawals to pay investment advisory fees, and took a gross dollar amount of Standard Adviser Fees = $1,500 and Excess Adviser Fees = $500. At the
time the advisory fees were taken, Ms. P’s Contract Value = $25,000. Therefore, the negative adjustment to her death benefit value is $553.19, which is the greater of (a) $500, and (b) [500 / (25,000 – 1,500)] x 26,000 or $553.19. As a result, the death benefit for Ms.
P’s contract will be $25,446.81 (26,000 – 553.19), which is greater than the Contract Value at the time of her death.

Nationwide Advisory Retirement Income Annuity | NationwideLifetimeIncomeRiderPlusCoreAdvisoryChargeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.30%
Offered Starting [Date]	Nov. 13, 2023
Name of Benefit [Text Block]	Nationwide Lifetime Income Rider Plus Core Advisory
Purpose of Benefit [Text Block]	Guaranteed lifetime income stream
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.30%
Brief Restrictions / Limitations [Text Block]	• Available for contracts with applications signed on or after November 13, 2023• May not be elected if another living benefit is elected• Must be elected at application• Election is irrevocable• Not available for beneficially owned contracts• Investment limitations• Current charge could change• Dollar Cost Averaging programs are not available• Nationwide may limit subsequent purchase payments• Certain ownership changes and assignments could terminate the benefit• Determining life must be between 45 and 85 at application• Determining life cannot be changed• Restrictions exist on the parties named to the contract• Excess Adviser Fees will negatively impact the benefit
Name of Benefit [Text Block]	Nationwide Lifetime Income Rider Plus Core Advisory
Nationwide Advisory Retirement Income Annuity | JointOptionfortheNationwideLifetimeIncomeRiderPlusCoreAdvisoryChargeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.30%
Offered Starting [Date]	Nov. 13, 2023
Name of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Rider Plus Core Advisory
Purpose of Benefit [Text Block]	Extension of guaranteed lifetime income stream for spouse
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.30%
Brief Restrictions / Limitations [Text Block]	• Available for contracts with applications signed on or after November 13, 2023• Only available if the Nationwide Lifetime Income Rider Plus Core Advisory option is elected• Must be elected at application• Limitations on revocability• Not available for beneficially owned contracts• Not available for Charitable Remainder Trusts• Only available to Contract Owner’s spouse• Both spouses must be between 45 and 85 at application• Restrictions exist on the parties named to the contractName of BenefitPurposeMaximum FeeCurrent FeeBrief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Rider Plus Core Advisory
Nationwide Advisory Retirement Income Annuity | NationwideLifetimeIncomeRiderPlusAcceleratedAdvisoryChargeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.30%
Offered Starting [Date]	Nov. 13, 2023
Name of Benefit [Text Block]	Nationwide Lifetime Income Rider Plus Accelerated Advisory
Purpose of Benefit [Text Block]	Guaranteed lifetime income stream
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.30%
Brief Restrictions / Limitations [Text Block]	• Available for contracts with applications signed on or after November 13, 2023• May not be elected if another living benefit is elected• Must be elected at application• Election is irrevocable• Not available for beneficially owned contracts• Investment limitations• Current charge could change• Dollar Cost Averaging programs are not available• Nationwide may limit subsequent purchase payments• Certain ownership changes and assignments could terminate the benefit• Determining life must be between 45 and 85 at application• Determining life cannot be changed• Restrictions exist on the parties named to the contract• Excess Adviser Fees will negatively impact the benefit
Name of Benefit [Text Block]	Nationwide Lifetime Income Rider Plus Accelerated Advisory
Nationwide Advisory Retirement Income Annuity | JointOptionfortheNationwideLifetimeIncomeRiderPlusAcceleratedAdvisoryChargeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.30%
Offered Starting [Date]	Nov. 13, 2023
Name of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated Advisory
Purpose of Benefit [Text Block]	Extension of guaranteed lifetime income stream for spouse
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.30%
Brief Restrictions / Limitations [Text Block]	• Available for contracts with applications signed on or after November 13, 2023• Only available if the Nationwide Lifetime Income Rider Plus Accelerated Advisory option is elected• Must be elected at application• Limitations on revocability• Not available for beneficially owned contracts• Not available for Charitable Remainder Trusts• Only available to Contract Owner’s spouse• Both spouses must be between 45 and 85 at application• Restrictions exist on the parties named to the contractName of BenefitPurposeMaximum FeeCurrent FeeBrief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated Advisory
Nationwide Advisory Retirement Income Annuity | Pro4OptionMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.55%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.55%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.45%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Pro 4 option is equal to 0.45% of the Current Income Benefit Base.
Name of Benefit [Text Block]	Pro 4 Option
Purpose of Benefit [Text Block]	Guaranteed lifetime income stream
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.55%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.55%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.45%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Pro 4 option is equal to 0.45% of the Current Income Benefit Base.
Brief Restrictions / Limitations [Text Block]	• May not be elected if another living benefit is elected• Must be elected at application• Election is irrevocable• Not available for beneficially owned contracts• Investment limitations• Current charge could change• Nationwide may limit subsequent purchase payments• Certain ownership changes and assignments could terminate the benefit• Determining life must be 85 or younger at application• Determining life cannot be changed• Restrictions exist on the parties named to the contract• Excess Adviser Fees will negatively impact the benefit
Name of Benefit [Text Block]	Pro 4 Option
Nationwide Advisory Retirement Income Annuity | JointOptionforthePro4OptionMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.15%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.15%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.15%
Name of Benefit [Text Block]	Joint Option for the Pro 4 Option
Purpose of Benefit [Text Block]	Extension of guaranteed lifetime income stream for spouse
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.15%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.15%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.15%
Brief Restrictions / Limitations [Text Block]	• Only available if the Pro 4 Option is elected• Must be elected at application• Limitations on revocability• Not available for beneficially owned contracts• Not available for Charitable Remainder Trusts• Only available to Contract Owner’s spouse• Both spouses must be 85 or younger at application• Restrictions exist on the parties named to the contract
Name of Benefit [Text Block]	Joint Option for the Pro 4 Option
Nationwide Advisory Retirement Income Annuity | RetirementIncomeDeveloperOptionMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.25%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.25%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.80%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Retirement Income Developer option is equal to 0.80% of the Current Income Benefit Base.
Name of Benefit [Text Block]	Retirement Income Developer Option
Purpose of Benefit [Text Block]	Guaranteed lifetime income stream
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.25%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.25%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.80%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Retirement Income Developer option is equal to 0.80% of the Current Income Benefit Base.
Brief Restrictions / Limitations [Text Block]	• No longer available for election• May not be elected if another living benefit is elected• Must be elected at application• Election is irrevocable• Not available for beneficially owned contracts• Investment limitations• Current charge could change• Nationwide may limit subsequent purchase payments• Certain ownership changes and assignments could terminate the benefit• Determining life must be 85 or younger at application• Determining life cannot be changed• Restrictions exist on the parties named to the contract• Excess Adviser Fees will negatively impact the benefitName of BenefitPurposeMaximum FeeCurrent FeeBrief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Retirement Income Developer Option
Operation of Benefit [Text Block]	Retirement Income Developer Option After the Contract Owner reaches age 59½ (or if the Joint Option is elected, the date the younger spouse reaches age 59½), the Retirement Income Developer option provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking Early Withdrawals, Excess Withdrawals, a Non-Lifetime Withdrawal, or Excess Adviser Fees and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be 85 or younger at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint Annuitant has been elected, the determining life will be that of the younger Annuitant. The determining life may not be changed. Availability Retirement Income Developer is not available for election with applications signed on or after November 30, 2020. The Retirement Income Developer option is available under the contract at the time of application. The Retirement Income Developer option may not be elected if the Nationwide Life Income Rider Advisory option or Pro 4 option is elected. is elected. Once elected, the Retirement Income Developer option is irrevocable. The Retirement Income Developer option is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the Retirement Income Developer option is elected, then the spouse may keep the Retirement Income Developer option and the RMD privilege discussed later in this section. All other beneficially owned contracts will not receive the benefit of the RMD privilege discussed later in this section. The Retirement Income Developer option may not be elected if the Nationwide L.inc Rider Advisory option or Pro 4 option is elected. Retirement Income Developer Charge In exchange for this Lifetime Withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.25% of the Current Income Benefit Base. The current charge for the Retirement Income Developer option is 0.80% of the Current Income Benefit Base. The current charge associated with the Retirement Income Developer option will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.25% of the Current Income Benefit Base. The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the Retirement Income Developer option charge will not negatively impact calculations associated with other benefits elected or available under the contract. Investment Restrictions Election of the Retirement Income Developer option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract, or if the Custom Choice Asset Rebalancing Service is elected, all underlying mutual funds currently available in the contract are permitted subject to applicable allocation limitations of Custom Choice. For the list of investment options available, see Appendix A: Underlying Mutual Funds Available Under the Contract. Allocation requests to investment options other than those listed in the Appendix A: Underlying Mutual Funds Available Under the Contract section will not be honored; they will be treated as though no allocation request was submitted. Dollar Cost Averaging programs for the Retirement Income Developer option are not available (see Dollar Cost Averaging). Transfers Among Permitted Investment Options The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Choice Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Choice Asset Rebalancing Service to the permitted investment options, and vice versa. Subsequent Purchase Payments Currently, subsequent purchase payments are permitted under the Retirement Income Developer option as long as the Contract Value is greater than $0. Any subsequent purchase payments will increase the Current Income Benefit Base by the amount of the purchase payment submitted. Nationwide reserves the right to reject subsequent purchase payments in the event subsequent purchase payments create a financial risk that Nationwide is unwilling to bear. This reservation of right may limit the amount a Contract Owner can invest in the contract. Contract Owners should consider this reservation of right when making the initial purchase payment. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment will be immediately returned to the Contract Owner in the same form in which it was received. If Nationwide exercises the right to refuse a purchase payment, and then subsequently decides that it will accept purchase payments again, Nationwide will so inform Contract Owners via U.S. mail unless the Contract Owner has elected electronic delivery. Generally, Nationwide may invoke this right in times of economic instability, whether to the economy generally or Nationwide in particular. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base for the Retirement Income Developer option will equal the highest Contract Value on any Contract Anniversary (unless the Contract Owner cancels the automatic reset feature as described in Reset Opportunities) adjusted by the following: (1)Additional Purchase Payments: Purchase payments submitted after the initial purchase payment will result in an immediate increase to the Current Income Benefit Base equal to the dollar amount of the additional purchase payment(s).(2)Early Withdrawals: Early Withdrawals (i.e. withdrawals taken before the Contract Owner reaches age 59½, or if the Joint Option is elected, the date the younger spouse reaches age 59½) will result in a decrease to the Current Income Benefit Base. The amount of that decrease will be the greater of (a) or (b), where:(a) = the gross dollar amount of the Early Withdrawal; and (b) = a figure representing the proportional amount of the Early Withdrawal as determined by the following formula:
Gross dollar amount of the Early Withdrawal	X	Current Income Benefit Base prior to the Early Withdrawal
Contract Value prior to the Early Withdrawal
In situations where the Contract Value exceeds the existing Current Income Benefit Base, Early Withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, Early Withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base. (3)Non-Lifetime Withdrawal: A Non-Lifetime Withdrawal (described herein) will result in a decrease to the Current Income Benefit Base. The amount of that decrease will be a figure representing the proportional amount of the Non-Lifetime Withdrawal, as determined by the following formula:
Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value
(4)Adviser Fees: Standard Adviser Fees do not reduce the Current Income Benefit Base. Standard Adviser Fees and Excess Adviser Fees withdrawn from the contract prior to the first Lifetime Withdrawal reduce the Contract Value by the gross dollar amount of the surrender. Excess Adviser Fees withdrawn from the contract prior to the first Lifetime Withdrawal will result in a decrease to the Current Income Benefit Base. The reduction to the Current Income Benefit Base as a result of Excess Adviser Fees could reduce the benefit significantly and by substantially more than the amount of the Excess Adviser Fees withdrawn. Contract Owners should discuss the impact of Excess Adviser Fees with their investment adviser prior to taking Excess Withdrawals from the contract. The amount of that decrease will be the greater of (a) or (b), where: (a) = the gross dollar amount of the Excess Adviser Fee; and (b) = a figure representing the proportional amount of the Excess Adviser Fee as determined by the following formula:
Gross dollar amount of the Excess Adviser Fee	X	Current Income Benefit Base prior to the Excess Adviser Fee
Contract Value (reduced by the Standard Adviser Fees withdrawn)
If at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Lifetime Withdrawal Amount will be calculated using the Current Income Benefit Base as of the date the Contract Value fell to $0. Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
Example:
Mr. J purchased a contract with the Retirement Income Developer option at the age of 55.
He decides to start taking income at the age of 65. The Retirement Income Developer option will pay Mr. J lifetime income based on the Lifetime Withdrawal Percentage applied to the annual step up amount, which is the highest Contract Value on any Contract
Anniversary. If Mr. J’s Lifetime Withdrawal Percentage was 5% and his highest anniversary
Contract Value was $300,000, then his lifetime income would be $15,000 ($300,000 x 5%)
annually.

Impact of Excess Adviser Fees: Now assume Mr. J, immediately before starting income, took a Standard Adviser Fee = $4,500 and an Excess Adviser Fee = $1,500. At the time the advisory fees were taken, his Contract Value = $290,000 and Income Benefit Base =
$300,000. Therefore, the decrease to his Current Income Benefit Base is $1,576, which is the greater of (a) $1,500, and (b) [1,500 / (290,000 - 4,500)] x 300,000 or $1,576. As a
result, his lifetime income would instead be $14,921 [($300,000 - 1,576) x 5%] annually.

Non-Lifetime Withdrawal After the first Contract Anniversary and before the Withdrawal Start Date, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the Retirement Income Developer option. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage. A Non-Lifetime Withdrawal will reduce the Contract Value by the gross dollar amount of the amount withdrawn. A Non-Lifetime Withdrawal will reduce the Current Income Benefit Base by the proportional amount of the withdrawal, and consequently, the Lifetime Withdrawal Amount, as described in the Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal in the Retirement Income Developer Option provision. A request for a Non-Lifetime Withdrawal must be made in writing and specify that it is for a Non-Lifetime Withdrawal. If the Contract Owner requests a withdrawal without specifying it is for a Non-Lifetime Withdrawal, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal. A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals. Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees, and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate. Standard Adviser Fees and Excess Adviser Fees To the extent permitted by applicable law, the Contract Owner may take withdrawals to pay investment advisory fees. To do so, the investment adviser and Contract Owner must provide authorization to Nationwide by contacting the Service Center. Withdrawals for Standard Adviser Fees and Excess Adviser Fees reduce the Contract Value by the gross dollar amount withdrawn. Standard Adviser Fees will not reduce the Current Income Benefit Base. Excess Adviser Fees will reduce the Current Income Benefit base as described in Determination of Income Benefit Base Prior to First Lifetime Withdrawal in the Retirement Income Developer Option provision. For information on the tax consequences of Standard Adviser Fee and Excess Adviser Fee withdrawals, please see Appendix C: Contract Types and Tax Information. Once the Contract Value is zero, withdrawals for Standard Adviser Fees or Excess Adviser Fees are no longer permitted. Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees, and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate. Lifetime Withdrawals On the Withdrawal Start Date, the Contract Owner may begin taking the lifetime income benefit by taking a withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal or takes Standard Adviser Fees and/or Excess Adviser Fees, the first withdrawal after the Withdrawal Start Date constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization. At the time of the first Lifetime Withdrawal, the Current Income Benefit Base is locked in and will not change unless one or more of the following specified events occurs: (1)the Contract Owner takes Excess Withdrawals or Excess Adviser Fees (both discussed later in this provision);(2)a reset opportunity occurs (discussed later in this provision); or(3)the Contract Owner submits additional purchase payments. As long as the Retirement Income Developer option is in effect, additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment accepted, and any resulting increase in the Lifetime Withdrawal Amount will be available in full (not prorated) in the calendar year of the purchase payment. For any such increase, the Contract Owner may elect to set up Systematic Withdrawals or separate withdrawals.The Lifetime Withdrawal Percentage is determined based on the age of the determining life at the time of the first Lifetime Withdrawal (or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal). The currently applicable Lifetime Withdrawal Percentages for Retirement Income Developer are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus. In order to receive the current Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such rates are applicable. Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Lifetime Withdrawal Percentages for contracts once issued. Contract Owners should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center and are also available on the SEC’s EDGAR system at www.sec.gov (file number: 333-227783). For contracts with applications signed prior to the date of this prospectus, see Appendix D: Historical Rates, Periods, and Percentages. For contracts that elect the Joint Option for the Retirement Income Developer option, the Lifetime Withdrawal Percentages will likely be less than the Lifetime Withdrawal Percentages for the Retirement Income Developer option. At the time of the first Lifetime Withdrawal and for each calendar year thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that calendar year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract during the calendar year without reducing the Current Income Benefit Base. If the contract is issued in the same calendar year as the first Lifetime Withdrawal, then the Lifetime Withdrawal Amount for the first calendar year will be prorated based upon the number of calendar days from the date the contract was issued to the end of the calendar year (December 31). If the first Lifetime Withdrawal occurs in any year other than the calendar year in which the contract was issued, the Lifetime Withdrawal Amount will not be prorated. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the death of the determining life (or if the Joint Option for the Retirement Income Developer option is elected, the death of the last survivor of the determining life and spouse of the determining life) or annuitization. The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made in writing to the Service Center. Each calendar year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous calendar year's Lifetime Withdrawal Amount in a subsequent calendar year without causing an Excess Withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit. Note: The Internal Revenue Code requires that IRAs, SEP IRAs, and Simple IRAs begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 73 (age 72 if born after June 30, 1949 and before January 1, 1951, or age 70½ if born before July 1, 1949). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information. Impact of Excess Withdrawals after the first Lifetime Withdrawal After the first Lifetime Withdrawal, the Contract Owner is permitted to take an Excess Withdrawal provided that the Contract Value is greater than $0. Excess Withdrawals immediately reduce the Contract Value and the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent calendar years. In the event of Excess Withdrawals, the Current Income Benefit Base will be reduced by the greater of: (1)the gross dollar amount of the Excess Withdrawal; or(2)a figure representing the proportional amount of the Excess Withdrawal, as determined by the following formula:
Gross dollar amount of the Excess Withdrawal	X	Current Income Benefit Base prior to the Excess Withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, Excess Withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, Excess Withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base. Once the Contract Value falls to $0, the Contract Owner is no longer permitted to take Excess Withdrawals. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract. Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees, and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate. Withdrawal of Adviser Fees after the First Lifetime Withdrawal After the first Lifetime Withdrawal, the Contract Owner is permitted to take withdrawals to pay investment advisory fees provided that the Contract Value is greater than $0. Standard Adviser Fees reduce the Contract Value but not the Current Income Benefit Base. Excess Adviser Fees immediately reduce the Contract Value and the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount. The reduction to the Current Income Benefit Base as a result of Excess Adviser Fees could reduce the benefit significantly and by substantially more than the amount of the Excess Adviser Fees withdrawn. Contract Owners should discuss the impact of Excess Adviser Fees with their investment adviser prior to taking Excess Withdrawals from the contract. Excess Adviser Fees will reduce the Current Income Benefit Base by the greater of: (1)the gross dollar amount of the Excess Adviser Fees; or(2)a figure representing the proportional amount of the Excess Adviser Fees, as determined by the following formula:
Gross dollar amount of the Excess Adviser Fee	X	Current Income Benefit Base prior to the Excess Adviser Fee
Contract Value (reduced by the Standard Adviser Fees withdrawn)
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to take Standard Adviser Fees or Excess Adviser Fees. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract. Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees, and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate. RMD Privilege Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to take Excess Withdrawals without reducing the Current Income Benefit Base if such Excess Withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. The RMD privilege is not available in the calendar year of the date the contract is issued. In order to qualify for the RMD privilege, the Contract Owner must: (1)be at least 73 (age 72 if born after June 30, 1949 and before January 1, 1951, or age 70½ if born before July 1, 1949) as of the date of the request;(2)own the contract as an IRA, SEP IRA, or Simple IRA; and(3)submit a completed administrative form in advance of the withdrawal to the Service Center.While exercising the RMD privilege, the Contract Owner is permitted to withdraw investment advisory fees provided that the Contract Value is greater than $0. Withdrawals of Standard Adviser Fees will not reduce the Current Income Benefit Base. Withdrawals of Excess Adviser Fees will reduce the Current Income Benefit Base as described in Withdrawal of Adviser Fees after the First Lifetime Withdrawal. Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any Excess Withdrawal will reduce the remaining Current Income Benefit Base. Reset Opportunities Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. After the first Lifetime Withdrawal, any increase in the Lifetime Withdrawal Amount as a result of a reset will be available in full (not prorated) in the calendar year of the reset. The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made in writing to the Service Center. This automatic reset will continue until Nationwide changes either the current charge for or the list of permitted investment options associated with the Retirement Income Developer option. Changes associated with the Custom Choice Asset Rebalancing Service will not impact the automatic reset. In the event the current charge or the list of permitted investment options of the Retirement Income Developer option changes after the first Lifetime Withdrawal, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination via U.S. mail unless the Contract Owner has elected electronic delivery. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the Retirement Income Developer option; and instructions on how to communicate an election to reset the benefit base. If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the Retirement Income Developer option will not change (as applicable to that particular contract). Contract Owners may cancel the automatic reset feature of the Retirement Income Developer option by notifying Nationwide as to such election. Annuitization If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the Retirement Income Developer option will terminate. Death of Determining Life For contracts with no Joint Option for the Retirement Income Developer option, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed in accordance with the Required Distributions section of Appendix C: Contract Types and Tax Information. For contracts with the Joint Option for the Retirement Income Developer option, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the Retirement Income Developer option which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and Spousal Protection Feature, if applicable. Tax Treatment Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the Retirement Income Developer option is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows: First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal represents the gain in the contract and the portion of the Lifetime Withdrawal reported as a taxable distribution. Where the gain in the contract exceeds the Lifetime Withdrawal, the full amount of the Lifetime Withdrawal will be reported as a taxable distribution. Consult a qualified tax advisor.Automatic Termination of Retirement Income Developer Upon termination of the Retirement Income Developer option, Nationwide will no longer assess the charge associated with this option, and all benefits associated with the Retirement Income Developer option will terminate. In the following instances, the Retirement Income Developer option will automatically terminate: (1)a full surrender of the contract;(2)when Early Withdrawals, Excess Withdrawals, a Non-Lifetime Withdrawal, or Excess Adviser Fees reduce the Current Income Benefit Base to $0;(3)on the Annuitization Date;(4)upon the death of the determining life for contracts with no Joint Option; or(5)where permitted under state law, while the Contract Owner is living, upon an assignment or change in ownership of the Contract, except as follows:(a)the new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., an individual ownership changed to the Contract Owner’s personal revocable or irrevocable trust; an individual ownership changed to the Contract Owner’s spouse’s revocable or irrevocable trust; an individual ownership changed to a court appointed guardian or conservator representing the Contract Owner; under the Joint Option if only one spouse is named as the Contract Owner, a change in ownership to the Contract Owner’s spouse; etc.);(b)ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;(c)the assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or(d)the change is merely the removal of a Contract Owner where the contract is jointly owned.Nationwide will provide notice to Contract Owners prior to processing a change in ownership or assignment that will automatically terminate the Retirement Income Developer option. Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their investment advisor or financial professional to determine how the changes impact the benefit associated with the Retirement Income Developer option.Other Important Considerations The Retirement Income Developer option is designed for those intending to take Lifetime Withdrawals. The benefit of this option will be reduced, potentially significantly, if the Contract Owner takes Early Withdrawals, Excess Withdrawals, a Non-Lifetime Withdrawal, or Excess Adviser Fees. Other important considerations include the following: •The chance of outliving Contract Value and receiving Lifetime Withdrawals from Nationwide is reduced due to the investment restrictions imposed on the Retirement Income Developer option.•If the Contract Value is greater than $0, then Lifetime Withdrawals are paid from the Contract Owner's Contract Value.•If the Contract Value is equal to $0, then Lifetime Withdrawals are paid from Nationwide's General Account.•Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability.
Nationwide Advisory Retirement Income Annuity | JointOptionfortheRetirementIncomeDeveloperOptionMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.15%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.15%
Name of Benefit [Text Block]	Joint Option for the Retirement Income Developer Option
Purpose of Benefit [Text Block]	Extension of guaranteed lifetime income stream for spouse
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.15%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.15%
Brief Restrictions / Limitations [Text Block]	• No longer available for election• Only available if the Retirement Income Developer Option is elected• Must be elected at application• Limitations on revocability• Not available for beneficially owned contracts• Not available for Charitable Remainder Trusts• Only available to Contract Owner’s spouse• Both spouses must be 85 or younger at application• Restrictions exist on the parties named to the contract
Name of Benefit [Text Block]	Joint Option for the Retirement Income Developer Option
Operation of Benefit [Text Block]	Joint Option for the Retirement Income Developer Option The Joint Option is no longer available. At the time the Retirement Income Developer option is elected, the Contract Owner may elect the Joint Option for the Retirement Income Developer option ("Joint Option"). The Joint Option is not available for contracts issued as Charitable Remainder Trusts. The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, Lifetime Withdrawals, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the Retirement Income Developer Option will be that of the younger spouse.
Example:
At the time of application, Ms. J purchased the Joint Option for the Retirement Income
Developer Option. She began taking Lifetime Withdrawals when she was 62. Three years later, Ms. J passed away. Mr. J, Ms. J’s surviving spouse, is entitled to continue to receive the same Lifetime Withdrawals for the duration of his lifetime. At Mr. J’s death, the contract will terminate.

Nationwide will assess an annual charge for the Joint Option of 0.15% of the Current Income Benefit Base. This charge is in addition to the charge for the Retirement Income Developer option. The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. If the Contract Owner elects the Joint Option, Nationwide will likely reduce the Lifetime Withdrawal Percentages associated with the Retirement Income Developer option. The currently applicable Lifetime Withdrawal Percentages for the Joint Option are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus. In order to receive the current Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such rates are applicable. Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Lifetime Withdrawal Percentages for contracts once issued. Contract Owners should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center and are also available on the SEC’s EDGAR system at www.sec.gov (file number: 333-227783). For contracts with applications signed prior to the date of this prospectus, see Appendix D: Historical Rates, Periods, and Percentages. To be eligible for the Joint Option, the following conditions must be met: (1)Both spouses must be age 85 or younger at the time of application;(2)Both spouses must be at least age 59 ½ before either spouse is eligible to begin Lifetime Withdrawals;(3)If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;(4)One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;(5)Both spouses must be named as primary beneficiaries;(6)No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and(7)If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).Note: The Joint Option is distinct from the Spousal Protection Feature associated with the optional death benefit. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the Retirement Income Developer option. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the optional death benefit. Marriage Termination If, prior to taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. In addition, the likely reduction to the Lifetime Withdrawal Percentages will no longer apply and the Lifetime Withdrawal Percentages will be those that would have applied if the Joint Option had never been elected. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse. If, after taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract. Risks Associated with Electing the Joint Option There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if: (1)the Contract Owner’s spouse (Co-Annuitant) dies before him/her;(2)the contract is annuitized;(3)after the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or(4)the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Nationwide Advisory Retirement Income Annuity | NationwideLifetimeIncomeRiderAdvisoryOptionMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.20%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Nationwide Lifetime Income Rider Advisory option is equal to 1.20% of the Current Income Benefit Base.
Offered Starting [Date]	Nov. 13, 2023
Name of Benefit [Text Block]	Nationwide Lifetime Income Rider Advisory Option
Purpose of Benefit [Text Block]	Guaranteed lifetime income stream
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.50%
Optional Benefit Expense (of Other Amount), Current [Percent]	1.20%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Nationwide Lifetime Income Rider Advisory option is equal to 1.20% of the Current Income Benefit Base.
Brief Restrictions / Limitations [Text Block]	• No longer available for election for contracts with applications signed on or after November 13, 2023• May not be elected if another living benefit is elected• Must be elected at application• Election is irrevocable• Not available for beneficially owned contracts• Investment limitations• Current charge could change• Dollar Cost Averaging programs are not available• Nationwide may limit subsequent purchase payments• Certain ownership changes and assignments could terminate the benefit• Determining life must be between 45 and 85 at application• Determining life cannot be changed• Restrictions exist on the parties named to the contract• Excess Adviser Fees will negatively impact the benefit
Name of Benefit [Text Block]	Nationwide Lifetime Income Rider Advisory Option
Operation of Benefit [Text Block]	Nationwide Lifetime Income Rider Advisory Option The Nationwide L.inc Rider Advisory option provides for Lifetime Withdrawals, up to a certain amount each calendar year, even after the Contract Value is $0, provided the Contract Owner does not deplete the Current Income Benefit Base by taking Excess Withdrawals, Excess Adviser Fees, or through a Non-Lifetime Withdrawal and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for the purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint Annuitant has been elected, the determining life shall be that of the primary Annuitant as named on the application. The determining life may not be changed. Availability The Nationwide Lifetime Income Rider Advisory Option is not available for election for contracts with applications signed on or after November 13, 2023. The Nationwide L.inc Rider Advisory option is only available under the contract at the time of application. Once elected, the Nationwide L.inc Rider Advisory option is irrevocable. The Nationwide L.inc Rider Advisory option is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the Nationwide L.inc Rider Advisory option has been elected, then the spouse may keep the Nationwide L.inc Rider Advisory option and the RMD privilege discussed later in this section. All other beneficially owned contracts will not receive the benefit of the RMD privileged discussed later in this section. The Nationwide L.inc Rider Advisory option may not be elected if the Retirement Income Developer option or Pro 4 option is elected. is elected. The Nationwide Lifetime Income Rider Advisory Option Charge In exchange for this Lifetime Withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. Currently, the charge for the Nationwide L.inc Rider Advisory option is 1.20% of the Current Income Benefit Base. The current charge will not change, except possibly upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base. The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as Nationwide L.inc Rider Advisory option rider charge will not negatively impact calculations associated with the other benefits elected or available under the contract. Investment Restrictions Election of the Nationwide L.inc Rider Advisory option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available under the contract, or if the Custom Choice Asset Rebalancing Service is elected, all underlying mutual funds currently available in the contract are permitted subject to the applicable allocation limitations of Custom Choice. For the list of available investment options, see Appendix A: Underlying Mutual Funds Available Under the Contract. Allocation requests to investment options other than those listed in the Appendix A: Underlying Mutual Funds Available Under the Contract section will not be honored. They will be treated as though no allocation request was submitted. Dollar Cost Average programs for the Nationwide L.inc Rider Advisory option are not available (see Dollar Cost Averaging provision). Transfers Amount Permitted Investment Options The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Choice Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Choice Asset Rebalancing Service to the permitted investment options, and vice versa. Subsequent Purchase Payments Currently, subsequent purchase payments are permitted under the Nationwide L.inc Rider Advisory option as long as the Contract Value is greater than $0. Any subsequent purchase payments will increase the Current Income Benefit Base by the amount of the purchase payment submitted. Nationwide reserves the right to reject subsequent purchase payments in the event subsequent purchase payments create a financial risk that Nationwide is unwilling to bear. This reservation of right may limit the amount that a Contract Owner can invest in the contract. Contract Owners should consider this reservation when making the initial purchase payment. If Nationwide exercises this right to refuse purchase payments, the entire purchase payment will be immediately returned to the Contract Owner in the same form in which it was received. If Nationwide exercises the right to refuse a purchase payment, and then subsequently decides that it will accept purchase payments again, Nationwide will so inform Contract Owners via U.S. mail unless the Contract Owner has elected electronic delivery. Generally, Nationwide may invoke this right in times of economic instability, whether to the economy generally or Nationwide in particular. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, reset opportunities, Excess Withdrawals, Excess Adviser Fees, and a Non-Lifetime Withdrawal, as applicable, as described below. The Roll-up Interest Rate and Roll-up Crediting Period (discussed herein) are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus. In order to receive the current Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages stated in the Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such rates are applicable. The Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages for contracts once issued. Contract Owners should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center and are also available on the SEC’s EDGAR system at www.sec.gov (file number: 333-227783). For contracts with applications signed prior to the date of this prospectus, see Appendix D: Historical Rates, Periods, and Percentages. Unless the Contract Owner cancels the automatic reset feature as described in the Reset Opportunities in the Nationwide Lifetime Income Rider Advisory provision, and provided no withdrawals are taken from the contract, the Current Income Benefit Base for the Nationwide L.inc Rider Advisory option will equal the greater of: (1)Highest Contract Value: the highest Contract Value on any Contract Anniversary plus purchase payments accepted after that Contract Anniversary, as adjusted for certain withdrawal transactions described below; or(2)Roll-up Value: the roll-up amount, which is equal to the sum for the following calculations, as adjusted for certain withdrawal transactions described below:(a)Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus the Roll-up Interest Rate based on the Original Income Benefit Base for each Contract Anniversary, up to and including the Contract Anniversary after the Roll-up Crediting Period; plus(b)Subsequent Purchase Payments with Roll-up: any purchase payments submitted and applied after the contract issuance and before the Contract Anniversary after the Roll-up Crediting Period, increased by simple interest at the Roll-up Interest Rate each year from the date the subsequent purchase payments are applied through the Contract Anniversary after the Roll-up Crediting Period; plus(c)Subsequent Purchase Payments with No Roll-Up: any purchase payments submitted and applied after the Contract Anniversary after the Roll-Up Crediting Period.If at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Lifetime Withdrawal Amount will be calculated using the Current Income Benefit Base as of the date the Contract Value fell to $0. Certain withdrawals will result in adjustments to the Highest Contract Value and Roll-up Value in determining the Current Income Benefit Base, as described below. Generally, in situations where the Contract Value exceeds the existing Current Income Benefit Base, Excess Adviser Fees and a Non-Lifetime Withdrawal will typically result in a dollar amount reduction to the Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, Excess Adviser Fees and a Non-Lifetime Withdrawal will typically result in a proportional reduction to the Current Income Benefit Base. Nationwide reserves the right to determine the order in which withdrawal requests are processed. Specifically, adjustments to the Highest Contract Value and Roll-up Value are calculated as follows: (1)Adviser Fees. Standard Adviser Fees do not reduce the Current Income Benefit Base. Standard Adviser Fees and Excess Adviser Fees withdrawn from the contract prior to the first Lifetime Withdrawal reduce the Contract Value by the gross dollar amount of the surrender. Excess Adviser Fees withdrawn from the contract prior to the first Lifetime Withdrawal will result in a decrease to the Current Income Benefit Base. The reduction to the Current Income Benefit Base as a result of Excess Adviser Fees could reduce the benefit significantly and by substantially more than the amount of the Excess Adviser Fees withdrawn. Contract Owners should discuss the impact of Excess Adviser Fees with their investment adviser prior to taking Excess Withdrawals from the contract. The reduction to the Current Income Benefit Base will equal the greater of:(a)Highest Contract Value: the Highest Contract Value reduced by the greater of (x) or (y), where:(x) = the gross dollar amount of the Excess Adviser Fee; and (y) = a figure representing the proportional amount of the Excess Adviser Fee, as determined by the following formula:
Reduction to Highest Contract Value	=	Gross dollar amount of Excess Adviser Fee	X	Highest Contract Value in effect prior to the Excess Adviser Fee
Contract Value (reduced by the dollar amount of the Standard Adviser Fee)
or (b)Roll-up Value: the Roll-up Value is reduced by a figure representing the proportional amount of the Excess Adviser Fee, as determined by the following formula:
Reduction to Roll-up Value	=	Gross dollar amount of Excess Adviser Fee	X	Roll-up Value in effect prior to the Excess Adviser Fee
Contract Value (reduced by the dollar amount of the Standard Adviser Fee)
(2)Non-Lifetime Withdrawal. A Non-Lifetime Withdrawal will result in a decrease to the Current Income Benefit Base. The reduction to the Current Income Benefit Base will equal the greater of:(a)Highest Contract Value: the Highest Contract Value reduced by a figure representing the proportional amount of the Non-Lifetime Withdrawal, as determined by the following formula:
Reduction to Highest Contract Value	=	Gross Dollar Amount of the Non-Lifetime Withdrawal	X	Highest Contract Value in effect prior to the Non-Lifetime Withdrawal
Contract Value (prior to the Non-Lifetime Withdrawal)
or (b)Roll-Up Value: the Roll-up Value is reduced by a figure representing the proportional amount of the Non-Lifetime Withdrawal, as determined by the following formula:
Reduction to Roll-up Value	=	Gross Dollar Amount of the Non-Lifetime Withdrawal	X	Roll-up Value in effect prior to the Non-Lifetime Withdrawal
Contract Value (prior to the Non-Lifetime Withdrawal)
Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees, and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
Example:
For an example of how the Income Benefit Base, Excess Adviser Fees, and the Non-
Lifetime Withdrawal features of the Nationwide Lifetime Income Advisory Option are
calculated, see Appendix E: Nationwide Lifetime Income Rider Advisory Option’s Non-
Lifetime Withdrawal and Excess Adviser Fee Examples.

Standard Adviser Fees and Excess Adviser Fees To the extent permitted by applicable law, the Contract Owner may take withdrawals to pay investment advisory fees. To do so, the investment adviser and Contract Owner must provide authorization to Nationwide by contacting the Service Center. Withdrawals for Standard Adviser Fees and Excess Adviser Fees reduce the Contract Value by the gross dollar amount withdrawn. Standard Adviser Fees will not reduce the Current Income Benefit Base. Excess Adviser Fees will reduce the Current Income Benefit base as described in Determination of Income Benefit Base Prior to First Lifetime Withdrawal in the Nationwide Lifetime Income Rider Advisory Option provision. For information on the tax consequences of Standard Adviser Fee and Excess Adviser Fee withdrawals, please see Appendix C: Contract Types and Tax Information. Once the Contract Value is zero, withdrawals for Standard Adviser Fees or Excess Adviser Fees are no longer permitted. Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees, and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate. Non-Lifetime Withdrawal After the first Contract Anniversary, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the Nationwide L.inc Rider Advisory option. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage and will not stop the Roll-up Interest Rate. However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years in accordance with the Determination of Income Benefit Base Prior to First Lifetime Withdrawal in the Nationwide Lifetime Income Rider Advisory Option provision. As with all withdrawals, a Non-Lifetime Withdrawal will reduce the Contract Value and death benefit. A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals. All Non-Lifetime Withdrawal requests must be submitted in writing and specify that the withdrawal is a Non-Lifetime Withdrawal. If the Contract Owner requests a withdrawal without specifying that it is a Non-Lifetime Withdrawal, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal. Lifetime Withdrawals At any time after the Nationwide L.inc Rider Advisory option is elected, the Contract Owner may begin taking the lifetime income benefit by taking a withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, Standard Adviser Fees, and/or Excess Adviser Fees, the first withdrawal constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization. At the time of the first Lifetime Withdrawal, the Roll-up Interest Rate terminates, and the Current Income Benefit Base is locked in and will not change unless one or more of the following specified events occurs: (1)the Contract Owner takes Excess Withdrawals or Excess Adviser Fees (both discussed later in this provision);(2)a reset opportunity occurs (discussed later in this provision); or(3)the Contract Owner submits additional purchase payments. As long as the Nationwide L.inc Rider Advisory option is in effect, additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment accepted, and any resulting increase in the Lifetime Withdrawal Amount will be available in full (not prorated) in the calendar year of the purchase payment. For any such increase, the Contract Owner may elect to set up Systematic Withdrawals or separate withdrawals. The Lifetime Withdrawal Percentage is determined based on the age of the determining life (or if the Joint Option for the Nationwide L.inc Rider Advisory option is elected, the age of the younger of the determining life or spouse of the determining life) at the time of the first Lifetime Withdrawal. The Lifetime Withdrawal Percentages are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. For Contracts that elect the Joint Option for the Nationwide L.inc Rider Advisory option, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages for the Nationwide L.inc Rider Advisory option. At the time of the first Lifetime Withdrawal and for each calendar year thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that calendar year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract during the calendar year without reducing the Current Income Benefit Base. If the contract is issued in the same calendar year as the first Lifetime Withdrawal, then the Lifetime Withdrawal Amount for the first calendar year will be prorated based upon the number of calendar days from the date the contract was issued to the end of the calendar year (December 31st). If the first Lifetime Withdrawal occurs in any year other than the calendar year in which the contract was issued, the Lifetime Withdrawal Amount will not be prorated. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the death of the determining life (or if the Joint Option for the Nationwide L.inc Rider Advisory option is elected, the death of the last survivor of the determining life and the spouse of the determining life) or annuitization. The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made in writing to the Service Center. Each calendar year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous calendar year’s Lifetime Withdrawal Amount in a subsequent calendar year without causing an Excess Withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit. Note: The Internal Revenue Code requires that IRAs, SEP IRAs, and Simple IRAs begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 73 (age 72 if born after June 30, 1949 and before January 1, 1951, or age 70½ if born before July 1, 1949). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information. Impact of Withdrawals after the first Lifetime Withdrawal After the first Lifetime Withdrawal, the Contract Owner is permitted to withdraw Standard Adviser Fees, Excess Adviser Fees, and Excess Withdrawals provided that the Contract Value is greater than $0. Excess Withdrawals and Excess Adviser Fees immediately reduce the Contract Value and Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for the current and subsequent calendar years. Nationwide reserves the right to determine the order in which withdrawal requests are processed. (1)Adviser Fees. Standard Adviser Fees and Excess Adviser Fees withdrawn from the contract after the first Lifetime Withdrawal reduce the Contract Value by the gross dollar amount of the surrender. Standard Adviser Fees do not reduce the Current Income Benefit Base. The reduction to the Current Income Benefit Base as a result of Excess Adviser Fees could reduce the benefit significantly and by substantially more than the amount of the Excess Adviser Fees withdrawn. Contract Owners should discuss the impact of Excess Adviser Fees with their investment adviser prior to taking Excess Withdrawals from the contract. The reduction to the Current Income Benefit Base will equal the greater of (a) or (b), where:(a)= the gross dollar amount of the Excess Adviser Fee; and(b)= a figure representing the proportional amount of the Excess Adviser Fee, as determined by the following formula:
Reduction to Current Income Benefit Base	=	Gross Dollar Amount of the Excess Adviser Fee	X	Current Income Benefit Base in effect prior to Excess Adviser Fee
Contract Value (reduced by the amount of the Standard Adviser Fee withdrawn)
(2)Excess Withdrawal. Excess Withdrawals will result in a reduction to the Current Income Benefit Base equal the greater of (a) or (b), where:(a)= the gross dollar amount of the Excess Withdrawal; and(b)= a figure representing the proportional amount of the Excess Withdrawal, as determined by the following formula:
Reduction to Current Income Benefit Base	=	Gross Dollar Amount of the Excess Withdrawal	X	Current Income Benefit Base in effect prior to Excess Withdrawal
Contract Value (reduced by the dollar amount of the Lifetime Withdrawal Amount withdrawn)
Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees, and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate. RMD Privilege Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to take Excess Withdrawals without reducing the Current Income Benefit Base if such Excess Withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. The RMD privilege is not available in the calendar year of the date the contract is issued. In order to qualify for the RMD privilege, the Contract Owner must: (1)be at least 73 (age 72 if born after June 30, 1949 and before January 1, 1951, or age 70½ if born before July 1, 1949) as of the date of the request;(2)own the contract as an IRA, SEP IRA, or Simple IRA; and(3)submit a completed administrative form in advance of the withdrawal to the Service Center.While exercising the RMD privilege, the Contract Owner is permitted to withdraw investment advisory fees provided that the Contract Value is greater than $0. Withdrawals of Standard Adviser Fees will not reduce the Current Income Benefit Base. Withdrawals of Excess Adviser Fees will reduce the Current Income Benefit Base as described in Withdrawal of Adviser Fees after the First Lifetime Withdrawal. Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any Excess Withdrawal will reduce the remaining Current Income Benefit Base. Reset Opportunities Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. Any increase in the Lifetime Withdrawal Amount as a result of a reset will be available in full (not prorated) in the calendar year of the reset. The Contract Owner can elect to set up Systemic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made in writing to the Service Center. This automatic reset will continue until either the current charge for, or the list of permitted investment options associated with the Nationwide L.inc Rider Advisory option changes. Changes associate with the Custom Choice Asset Rebalancing Service will not impact the automatic reset. In the event the current charge for, or the list of permitted investment options of the Nationwide L.inc Rider Advisory option changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination via U.S. mail unless the Contract Owner has elected electronic delivery. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the Nationwide L.inc Rider Advisory option; and instructions on how to communicate an election to reset the benefit base. If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the Nationwide L.inc Rider Advisory option will not change (as applicable to that particular contract). Contract Owners may cancel the automatic reset feature of the Nationwide L.inc Rider Advisory option by notifying Nationwide as to such election. Annuitization If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the Nationwide L.inc Rider Advisory option will terminate. Death of Determining Life For contracts with no Joint Option for the Nationwide L.inc Rider Advisory option, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed in accordance with the Required Distributions section of Appendix C: Contract Types and Tax Information. For contracts with the Joint Option for the Nationwide L.inc Rider Advisory option, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the Nationwide L.inc Rider Advisory option which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Death Benefit Feature, if applicable. Tax Treatment Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the Nationwide L.inc Rider Advisory option is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows: First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal represents the gain in the contract and the portion of the Lifetime Withdrawal reported as a taxable distribution. Where the gain in the contract exceeds the Lifetime Withdrawal, the full amount of the Lifetime Withdrawal will be reported as a taxable distribution. Consult a qualified tax advisor.Automatic Termination of the Nationwide Lifetime Income Rider Advisory Option Upon termination of the Nationwide L.inc Rider Advisory option, Nationwide will no longer assess the charge associated with this option, and all benefits associated with the Nationwide L.inc Rider Advisory option will terminate. In the following instances, the Nationwide L.inc Rider Advisory option will automatically terminate: (1)A full surrender of the contract(2)When an Excess Surrender, Excess Adviser Fee, or Non-Lifetime Withdrawal reduces the Current Income Benefit Base to to $0;(3)On the Annuitization Date;(4)Upon the death of the determining life, or if the Joint Option is elected, the death of the last survivor of the determining life and the spouse of the determining life; or(5)Where permitted under state law, while the Contract Owner is living, upon an assignment or change in ownership of the Contract, except as follows:(a)The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., an individual ownership changed to the Contract Owner’s personal revocable or irrevocable trust; an individual ownership changed to the Contract Owner’s spouse’s revocable or irrevocable trust; an individual ownership changed to a court appointed guardian or conservator representing the Contract Owner; under the Joint Option if only one spouse is named as the Contract Owner, a change in ownership to the Contract Owner’s spouse; etc.);(b)Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;(c)The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or(d)The change is merely the removal of a Contract Owner where the contract is jointly owned.Nationwide will provide notice to Contract Owners prior to processing a change in ownership or assignment that will automatically terminate the Nationwide L.inc Rider Advisory option. Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their investment advisor or financial professional to determine how the changes impact the benefit associated with the Nationwide L.inc Rider Advisory option.Other Important Considerations The Nationwide L.inc Rider Advisory option is designed for those intending to take Lifetime Withdrawals. The benefit of this option will be reduced, potentially significantly, if the Contract Owner takes Excess Withdrawals, a Non-Lifetime Withdrawal, or Excess Adviser Fees. Other important considerations include the following: •The chance of outliving Contract Value and receiving Lifetime Withdrawals from Nationwide is reduced due to the investment restrictions imposed on the Nationwide L.inc Rider Advisory option.•If the Contract Value is greater than $0, then Lifetime Withdrawals are paid from the Contract Owner’s Contract Value.•If the Contract Value is equal to $0, then Lifetime Withdrawals are paid form Nationwide’s General Account.•Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability.
Nationwide Advisory Retirement Income Annuity | JointOptionfortheNationwideLifetimeIncomeRiderAdvisoryOptionMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.30%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Advisory option is equal to 0.30% of the Current Income Benefit Base.
Offered Starting [Date]	Nov. 13, 2023
Name of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Rider Advisory Option
Purpose of Benefit [Text Block]	Extension of guaranteed lifetime income stream for spouse
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.30%
Optional Benefit Expense, Footnotes [Text Block]	Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Advisory option is equal to 0.30% of the Current Income Benefit Base.
Brief Restrictions / Limitations [Text Block]	• No longer available for election for contracts with applications signed on or after November 13, 2023• Only available if the Nationwide Lifetime Income Rider Advisory Option is elected• Must be elected at application• Limitations on revocability• Not available for beneficially owned contracts• Not available for Charitable Remainder Trusts• Only available to Contract Owner’s spouse• Both spouses must be between 45 and 85 at application• Restrictions exist on the parties named to the contract
Name of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Rider Advisory Option
Operation of Benefit [Text Block]	Joint Option for the Nationwide Lifetime Income Rider Advisory Option The Joint Option for the Nationwide Lifetime Income Rider Advisory Option is not available for election for contracts with applications signed on or after November 13, 2023. At the time the Nationwide L.inc Rider Advisory option is elected, the Contract Owner may elect the Joint Option for the Nationwide L.inc Rider Advisory option ("Joint Option"). The Joint Option is not available for contracts issued as Charitable Remainder Trusts. The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, Lifetime Withdrawals, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the Nationwide L.inc Rider Advisory option will be that of the younger spouse.
Example:
At the time of application, Ms. J purchased the Joint Option for the Nationwide Lifetime
Income Rider Advisory Option. She began taking Lifetime Withdrawals when she was 62.
Three years later, Ms. J passed away. Mr. J, Ms. J’s surviving spouse, is entitled to continue to receive the same Lifetime Withdrawals for the duration of his lifetime. At Mr. J’s death, the contract will terminate.

Nationwide will assess an annual charge for the Joint Option not to exceed 0.40% of the Current Income Benefit Base. Currently, the charge for the Nationwide L.inc Rider Advisory Joint Option is 0.30% of the Current Income Benefit Base. The current charge will not change, except possibly upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 0.40% of the Current Income Benefit Base. The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. If the Contract Owner elects the Joint Option, Nationwide will likely reduce the Lifetime Withdrawal Percentages associated with the Nationwide L.inc Rider Advisory option. This charge is in addition to the charge for the Nationwide L.inc Rider Advisory option. The currently applicable Roll-up Interest Rate and Roll-up Crediting Period, and Lifetime Withdrawal Percentages for the Joint Option are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus. In order to receive the current Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages stated in the Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such rates will be applicable. The Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages for contracts once issued. Contract Owners should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center and are also available on the SEC’s EDGAR system at www.sec.gov (file number: 333-227783). For contracts with applications signed prior to the date of this prospectus, see Appendix D: Historical Rates, Periods, and Percentages. To be eligible for the Joint Option, the following conditions must be met: (1)Both spouses must be between 45 and 85 years old at the time of application;(2)Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 591/2 unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);(3)If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;(4)One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;(5)Both spouses must be named as primary beneficiaries;(6)No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and(7)If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).Note: The Joint Option is distinct from the Spousal Protection Feature associated with the optional death benefit. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the Nationwide L.inc Rider Advisory option. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the optional death benefit. Marriage Termination If, prior to taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. In addition, the likely reduction to the Lifetime Withdrawal Percentages will no longer apply and the Lifetime Withdrawal Percentages will be those that would have applied if the Joint Option had never been elected. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse. If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract. Risks Associated with Electing the Joint Option There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if: (1)the Contract Owner’s spouse (Co-Annuitant) dies before him/her;(2)the contract is annuitized;(3)after the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or(4)the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.Pro 4 Option After the Contract Owner reaches age 59½ (or if the Joint Option is elected, the date the younger spouse reaches age 59½), the Pro 4 option provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking Early Withdrawals, Excess Withdrawals, a Non-Lifetime Withdrawal, or Excess Adviser Fees and does not make certain assignments or Contract Owner changes. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be 85 or younger at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint Annuitant has been elected, the determining life will be that of the younger Annuitant. The determining life may not be changed. Availability The Pro 4 option is available under the contract at the time of application. The Pro 4 option may not be elected if the Nationwide Lifetime Income Rider Plus Core Advisory, Nationwide Lifetime Income Rider Plus Accelerated Advisory, Nationwide L.inc Rider Advisory option, or Retirement Income Developer Option is elected. Once elected, the Pro 4 option is irrevocable. The Pro 4 option is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the Pro 4 option is elected, then the spouse may keep the Pro 4 option and the RMD privilege discussed later in this section. All other beneficially owned contracts will not receive the benefit of the RMD privilege discussed later in this section. Pro 4 Charge In exchange for this Lifetime Withdrawal benefit, Nationwide will assess an annual charge not to exceed 0.55% of the Current Income Benefit Base. The current charge for the Pro 4 option is 0.45% of the Current Income Benefit Base. Once a contract has been issued, the current charge associated with the Pro 4 option will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 0.55% of the Current Income Benefit Base. The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the Pro 4 option charge will not negatively impact calculations associated with other benefits elected or available under the contract. Investment Restrictions Election of the Pro 4 option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract, or if the Custom Choice Asset Rebalancing Service is elected, all underlying mutual funds currently available in the contract are permitted subject to applicable allocation limitations of Custom Choice. For information on the investment restrictions and the list of investment options available, see Appendix A: Underlying Mutual Funds Available Under the Contract. Allocation requests to investment options other than those listed in the Appendix A: Underlying Mutual Funds Available Under the Contract section will not be honored; they will be treated as though no allocation request was submitted. Dollar Cost Averaging programs for the Pro 4 option are not available, see Dollar Cost Averaging. Transfers Among Permitted Investment Options The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Choice Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Choice Asset Rebalancing Service to the permitted investment options, and vice versa. Subsequent Purchase Payments Currently, subsequent purchase payments are permitted under the Pro 4 option as long as the Contract Value is greater than $0. Any subsequent purchase payments will increase the Current Income Benefit Base by the amount of the purchase payment submitted. Nationwide reserves the right to reject subsequent purchase payments in the event subsequent purchase payments create a financial risk that Nationwide is unwilling to bear. This reservation of right may limit the amount a Contract Owner can invest in the contract. Contract Owners should consider this reservation of right when making the initial purchase payment. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment will be immediately returned to the Contract Owner in the same form in which it was received. If Nationwide exercises the right to refuse a purchase payment, and then subsequently decides that it will accept purchase payments again, Nationwide will so inform Contract Owners via U.S. mail unless the Contract Owner has elected electronic delivery. Generally, Nationwide may invoke this right in times of economic instability, whether to the economy generally or Nationwide in particular. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base for the Pro 4 option will equal the highest Contract Value on any Contract Anniversary (unless the Contract Owner cancels the automatic reset feature as described in Reset Opportunities) adjusted by the following: (1)Additional Purchase Payments: Purchase payments submitted after the initial purchase payment will result in an immediate increase to the Current Income Benefit Base equal to the dollar amount of the additional purchase payment(s).(2)Early Withdrawals: Early Withdrawals (i.e. withdrawals taken before the Contract Owner reaches age 59½, or if the Joint Option is elected, the date the younger spouse reaches age 59½) will result in a decrease to the Current Income Benefit Base. The amount of that decrease will be the greater of (a) or (b), where:(a) = the gross dollar amount of the Early Withdrawal; and (b) = a figure representing the proportional amount of the Early Withdrawal as determined by the following formula:
Gross dollar amount of the Early Withdrawal	X	Current Income Benefit Base prior to the Early Withdrawal
Contract Value prior to the Early Withdrawal
In situations where the Contract Value exceeds the existing Current Income Benefit Base, Early Withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, Early Withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base. Note: The Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 591/2, unless certain exceptions are met, see Appendix C: Contract Types and Tax Information. (3)Non-Lifetime Withdrawal: A Non-Lifetime Withdrawal (described herein) will result in a decrease to the Current Income Benefit Base. The amount of that decrease will be a figure representing the proportional amount of the Non-Lifetime Withdrawal, as determined by the following formula:
Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value
(4)Adviser Fees: Standard Advisor Fees do not reduce the Current Income Benefit Base. Standard Adviser Fees and Excess Adviser Fees withdrawn from the contract prior to the first Lifetime Withdrawal reduce the Contract Value by the gross dollar amount of the surrender. Excess Adviser Fees withdrawn from the contract prior to the first Lifetime Withdrawal will result in a decrease to the Current Income Benefit Base. The reduction to the Current Income Benefit Base as a result of Excess Adviser Fees could reduce the benefit significantly and by substantially more than the amount of the Excess Adviser Fees withdrawn. Contract Owners should discuss the impact of Excess Adviser Fees with their investment adviser prior to taking Excess Withdrawals from the contract. The amount of that decrease will be the greater of (a) or (b), where:(a) = the gross dollar amount of the Excess Adviser Fee; and (b) = a figure representing the proportional amount of the Excess Adviser Fee as determined by the following formula:
Gross dollar amount of the Excess Adviser Fee	X	Current Income Benefit Base prior to the Excess Adviser Fee
Contract Value (reduced by the Standard Adviser Fees withdrawn)
If at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted, and no further benefit base calculations will be made. The Lifetime Withdrawal Amount will be calculated using the Current Income Benefit Base as of the date the Contract Value fell to $0. Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will automatically terminate.
Example:
Mr. J purchased a contract with the Pro 4 option at the age of 55. He decides to start taking income at the age of 65. The Pro 4 option will pay Mr. J lifetime income based on the
Lifetime Withdrawal Percentage applied to the annual step up amount, which is the highest
Contract Value on any Contract Anniversary. If Mr. J’s Lifetime Withdrawal Percentage was
4% and his highest anniversary Contract Value was $300,000, then his lifetime income would be $12,000 ($300,000 x 4%) annually.

Impact of Excess Adviser Fees: Now assume Mr. J, immediately before starting income, took a Standard Adviser Fee = $4,500 and an Excess Adviser Fee = $1,500. At the time the advisory fees were taken, his Contract Value = $290,000 and Income Benefit Base =
$300,000. Therefore, the decrease to his Current Income Benefit Base is $1,576, which is the greater of (a) $1,500, and (b) [1,500 / (290,000 - 4,500)] x 300,000 or $1,576. As a
result, his lifetime income would instead be $11,937 [($300,000 - 1,576) x 4%] annually.

Non-Lifetime Withdrawal After the first Contract Anniversary and before the Withdrawal Start Date, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the Pro 4 option. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage. A Non-Lifetime Withdrawal will reduce the Contract Value by the gross dollar amount of the amount withdrawn. A Non-Lifetime Withdrawal will reduce the Current Income Benefit Base by the proportional amount of the withdrawal, and consequently, the Lifetime Withdrawal Amount, as described in the Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal in the Pro 4 Option provision. A request for a Non-Lifetime Withdrawal must be made in writing and specify that it is for a Non-Lifetime Withdrawal. If the Contract Owner requests a withdrawal without specifying it is for a Non-Lifetime Withdrawal, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal. A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals. Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees, and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will automatically terminate. Note: The Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 591/2, unless certain exceptions are met, see Appendix C: Contract Types and Tax Information. Standard Adviser Fees and Excess Adviser Fees To the extent permitted by applicable law, the Contract Owner may take withdrawals to pay investment advisory fees. To do so, the investment adviser and Contract Owner must provide authorization to Nationwide by contacting the Service Center. Withdrawals for Standard Adviser Fees and Excess Adviser Fees reduce the Contract Value by the gross dollar amount withdrawn. Standard Adviser Fees will not reduce the Current Income Benefit Base. Excess Adviser Fees will reduce the Current Income Benefit base as described in Determination of Income Benefit Base Prior to First Lifetime Withdrawal in the Pro 4 Option provision. For information on the tax consequences of Standard Adviser Fee and Excess Adviser Fee withdrawals, please see Appendix C: Contract Types and Tax Information. Once the Contract Value is zero, withdrawals for Standard Adviser Fees or Excess Adviser Fees are no longer permitted. Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees, and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will automatically terminate. Lifetime Withdrawals On the Withdrawal Start Date, the Contract Owner may begin taking the lifetime income benefit by taking a withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal or takes Standard Adviser Fees and/or Excess Adviser Fees, the first withdrawal after the Withdrawal Start Date constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization. At the time of the first Lifetime Withdrawal, the Current Income Benefit Base is locked in and will not change unless one or more of the following specified events occurs: (1)the Contract Owner takes Excess Withdrawals or Excess Adviser Fees (both discussed later in this provision);(2)a reset opportunity occurs (discussed later in this provision); or(3)the Contract Owner submits additional purchase payments. As long as the Pro 4 option is in effect, additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment accepted, and any resulting increase in the Lifetime Withdrawal Amount will be available in full (not prorated) in the calendar year of the purchase payment. For any such increase, the Contract Owner may elect to set up Systematic Withdrawals or separate withdrawals.The Lifetime Withdrawal Percentage is determined based on the age of the determining life at the time of the first Lifetime Withdrawal (or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal). The currently applicable Lifetime Withdrawal Percentages for Pro 4 are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus. In order to receive the current Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such rates are applicable. Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Lifetime Withdrawal Percentages for contracts once issued. Contract Owners should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center and are also available on the SEC’s EDGAR system at www.sec.gov (file number: 333-227783). For contracts with applications signed prior to the date of this prospectus, see Appendix D: Historical Rates, Periods, and Percentages. For contracts that elect the Joint Option for the Pro 4 option, the Lifetime Withdrawal Percentages will likely be less than the Lifetime Withdrawal Percentages for the Pro 4 option. At the time of the first Lifetime Withdrawal and for each calendar year thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that calendar year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract during the calendar year without reducing the Current Income Benefit Base. If the contract is issued in the same calendar year as the first Lifetime Withdrawal, then the Lifetime Withdrawal Amount for the first calendar year will be prorated based upon the number of calendar days from the date the contract was issued to the end of the calendar year (December 31). If the first Lifetime Withdrawal occurs in any year other than the calendar year in which the contract was issued, the Lifetime Withdrawal Amount will not be prorated. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the death of the determining life (or if the Joint Option for the Pro 4 option is elected, the death of the last survivor of the determining life and spouse of the determining life) or annuitization. The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made in writing to the Service Center. Each calendar year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous calendar year's Lifetime Withdrawal Amount in a subsequent calendar year without causing an Excess Withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit. Note: The Internal Revenue Code requires that IRAs, SEP IRAs, and Simple IRAs begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 73 (age 72 if born after June 30, 1949 and before January 1, 1951, or age 70½ if born before July 1, 1949). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information. Impact of Excess Withdrawals after the first Lifetime Withdrawal After the first Lifetime Withdrawal, the Contract Owner is permitted to take an Excess Withdrawal provided that the Contract Value is greater than $0. Excess Withdrawals immediately reduce the Contract Value and the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent calendar years. In the event of Excess Withdrawals, the Current Income Benefit Base will be reduced by the greater of: (1)the gross dollar amount of the Excess Withdrawal; or(2)a figure representing the proportional amount of the Excess Withdrawal, as determined by the following formula:
Gross dollar amount of the Excess Withdrawal	X	Current Income Benefit Base prior to the Excess Withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, Excess Withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, Excess Withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base. Once the Contract Value falls to $0, the Contract Owner is no longer permitted to take Excess Withdrawals. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract. Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees, and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will automatically terminate. Withdrawal of Adviser Fees after the First Lifetime Withdrawal After the first Lifetime Withdrawal, the Contract Owner is permitted to take withdrawals to pay investment advisory fees provided that the Contract Value is greater than $0. Standard Adviser Fees reduce the Contract Value but not the Current Income Benefit Base. Excess Adviser Fees immediately reduce the Contract Value and the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount. The reduction to the Current Income Benefit Base as a result of Excess Adviser Fees could reduce the benefit significantly and by substantially more than the amount of the Excess Adviser Fees withdrawn. Contract Owners should discuss the impact of Excess Adviser Fees with their investment adviser prior to taking Excess Withdrawals from the contract. Excess Adviser Fees will reduce the Current Income Benefit Base by the greater of: (1)the gross dollar amount of the Excess Adviser Fees; or(2)a figure representing the proportional amount of the Excess Adviser Fees, as determined by the following formula:
Gross dollar amount of the Excess Adviser Fee	X	Current Income Benefit Base prior to the Excess Adviser Fee
Contract Value (reduced by the Standard Adviser Fees withdrawn)
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to take Standard Adviser Fees or Excess Adviser Fees. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract. Note: If the Contract Value falls to $0 as a result of an Excess Withdrawal, Excess Adviser Fees, and/or a Non-Lifetime Withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will automatically terminate. RMD Privilege Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to take Excess Withdrawals without reducing the Current Income Benefit Base if such Excess Withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. The RMD privilege is not available in the calendar year of the date the contract is issued. In order to qualify for the RMD privilege, the Contract Owner must: (1)be at least 73 (age 72 if born after June 30, 1949 and before January 1, 1951, or age 70½ if born before July 1, 1949) as of the date of the request;(2)own the contract as an IRA, SEP IRA, or Simple IRA; and(3)submit a completed administrative form in advance of the withdrawal to the Service Center.While exercising the RMD privilege, the Contract Owner is permitted to withdraw investment advisory fees provided that the Contract Value is greater than $0. Withdrawals of Standard Adviser Fees will not reduce the Current Income Benefit Base. Withdrawals of Excess Adviser Fees will reduce the Current Income Benefit Base as described in Withdrawal of Adviser Fees after the First Lifetime Withdrawal. Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any Excess Withdrawal will reduce the remaining Current Income Benefit Base. Reset Opportunities Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. After the first Lifetime Withdrawal, any increase in the Lifetime Withdrawal Amount as a result of a reset will be available in full (not prorated) in the calendar year of the reset. The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made in writing to the Service Center. This automatic reset will continue until Nationwide changes either the current charge for or the list of permitted investment options associated with the Pro 4 option. Changes associated with the Custom Choice Asset Rebalancing Service will not impact the automatic reset. In the event the current charge or the list of permitted investment options of the Pro 4 option changes after the first Lifetime Withdrawal, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination via U.S. mail unless the Contract Owner has elected electronic delivery. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the Pro 4 option; and instructions on how to communicate an election to reset the benefit base. If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the Pro 4 option will not change (as applicable to that particular contract). Contract Owners may cancel the automatic reset feature of the Pro 4 option by notifying Nationwide as to such election. Annuitization If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the Pro 4 option will terminate. Death of Determining Life For contracts with no Joint Option for the Pro 4 option, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed in accordance with the Required Distributions section of Appendix C: Contract Types and Tax Information. For contracts with the Joint Option for the Pro 4 option, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the Pro 4 option which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and Spousal Protection Feature, if applicable. Tax Treatment Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the Pro 4 option is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows: First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal represents the gain in the contract and the portion of the Lifetime Withdrawal reported as a taxable distribution. Where the gain in the contract exceeds the Lifetime Withdrawal, the full amount of the Lifetime Withdrawal will be reported as a taxable distribution. Consult a qualified tax advisor. Automatic Termination of Pro 4 Upon termination of the Pro 4 option, Nationwide will no longer assess the charge associated with this option, and all benefits associated with the Pro 4 option will terminate. In the following instances, the Pro 4 option will automatically terminate: (1)a full surrender of the contract;(2)when Early Withdrawals, Excess Withdrawals, a Non-Lifetime Withdrawal, or Excess Adviser Fees reduce the Current Income Benefit Base to $0;(3)on the Annuitization Date;(4)upon the death of the determining life for contracts with no Joint Option; or(5)where permitted under state law, while the Contract Owner is living, upon an assignment or change in ownership of the Contract, except as follows:(a)the new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., an individual ownership changed to the Contract Owner’s personal revocable or irrevocable trust; an individual ownership changed to the Contract Owner’s spouse’s revocable or irrevocable trust; an individual ownership changed to a court appointed guardian or conservator representing the Contract Owner; under the Joint Option if only one spouse is named as the Contract Owner, a change in ownership to the Contract Owner’s spouse; etc.);(b)ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;(c)the assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or(d)the change is merely the removal of a Contract Owner where the contract is jointly owned.Nationwide will provide notice to Contract Owners prior to processing a change in ownership or assignment that will automatically terminate the Pro 4 option. Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their investment advisor or financial professional to determine how the changes impact the benefit associated with the Pro 4 option. Other Important Considerations The Pro 4 option is designed for those intending to take Lifetime Withdrawals. The benefit of this option will be reduced, potentially significantly, if the Contract Owner takes Early Withdrawals, Excess Withdrawals, a Non-Lifetime Withdrawal, or Excess Adviser Fees. Other important considerations include the following: •The chance of outliving Contract Value and receiving Lifetime Withdrawals from Nationwide is reduced due to the investment restrictions imposed on the Pro 4 option.•If the Contract Value is greater than $0, then Lifetime Withdrawals are paid from the Contract Owner’s Contract Value.•If the Contract Value is equal to $0, then Lifetime Withdrawals are paid from Nationwide’s General Account.•Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability.Joint Option for the Pro 4 Option At the time the Pro 4 option is elected, the Contract Owner may elect the Joint Option for the Pro 4 option ("Joint Option"). The Joint Option is not available for contracts issued as Charitable Remainder Trusts. The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, Lifetime Withdrawals, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the Pro 4 Option will be that of the younger spouse.
Example:
At the time of application, Ms. J purchased the Joint Option for the Pro 4 option. She began taking Lifetime Withdrawals when she was 62. Three years later, Ms. J passed away. Mr. J,
Ms. J’s surviving spouse, is entitled to continue to receive the same Lifetime Withdrawals for the duration of his lifetime. At Mr. J’s death, the contract will terminate.

Nationwide will assess an annual charge for the Joint Option of 0.15% of the Current Income Benefit Base. This charge is in addition to the charge for the Pro 4 option. The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. If the Contract Owner elects the Joint Option, Nationwide will likely reduce the Lifetime Withdrawal Percentages associated with the Pro 4 option. The currently applicable Lifetime Withdrawal Percentages for the Joint Option are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus. In order to receive the current Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such rates are applicable. Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Lifetime Withdrawal Percentages for contracts once issued. Contract Owners should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center and are also available on the SEC’s EDGAR system at www.sec.gov (file number: 333-227783). For contracts with applications signed prior to the date of this prospectus, see Appendix D: Historical Rates, Periods, and Percentages. To be eligible for the Joint Option, the following conditions must be met: (1)Both spouses must be age 85 or younger at the time of application;(2)Both spouses must be at least age 59 ½ before either spouse is eligible to begin Lifetime Withdrawals;(3)If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;(4)One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;(5)Both spouses must be named as primary beneficiaries;(6)No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and(7)If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).Note: The Joint Option is distinct from the Spousal Protection Feature associated with the optional death benefit. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the Pro 4 option. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the optional death benefit. Marriage Termination If, prior to taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. In addition, the likely reduction to the Lifetime Withdrawal Percentages will no longer apply and the Lifetime Withdrawal Percentages will be those that would have applied if the Joint Option had never been elected. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse. If, after taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract. Risks Associated with Electing the Joint Option There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if: (1)the Contract Owner’s spouse (Co-Annuitant) dies before him/her;(2)the contract is annuitized;(3)after the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or(4)the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Nationwide Advisory Retirement Income Annuity | ReturnofPremiumDeathBenefitOptionwithSpousalProtectionMember
Prospectus:
Operation of Benefit [Text Block]	The Return of Premium Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse (see Spousal Protection Feature).
Nationwide Advisory Retirement Income Annuity | SpousalProtectionFeatureMember
Prospectus:
Operation of Benefit [Text Block]	Spousal Protection Feature The Return of Premium Death Benefit Option includes a Spousal Protection Feature at no additional charge. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:(1)One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;(2)The spouses must be Co-Annuitants;(3)Both spouses must be age 85 or younger at the time the contract is issued; however, if a death benefit option is elected, both spouses must meet the age requirements for the respective death benefit option at the time of application;(4)Both spouses must be named as beneficiaries;(5)No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;(6)If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and(7)If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant. If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse. The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their investment adviser or financial professional to determine how the changes impact the Spousal Protection Feature.
Calculation Method of Benefit [Text Block]
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. Her death benefit contains the Spousal Protection Feature. The death benefit on Ms. P’s contract equals $24,000.
Ms. P was married to Mr. P at the time of her death. Under the Spousal Protection Feature, assuming all conditions were met, Mr. P has the option, instead of receiving the $24,000 death benefit, to continue the contract as if it were his own. If he elects to do so, the
Contract Value, if it is lower than $24,000, will be adjusted to equal the $24,000 death benefit. From that point forward, the contract will be his and all provisions of the contract apply. Upon Mr. P’s death, his beneficiary will then receive a death benefit equal to the elected death benefit under the contract.

Nationwide Advisory Retirement Income Annuity | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Death benefit upon death of Annuitant prior to Annuitization
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Certain ownership changes and assignments could reduce the death benefit• Nationwide may limit purchase payments to $1,000,000
Name of Benefit [Text Block]	Standard Death Benefit
Operation of Benefit [Text Block]	If the Annuitant dies prior to the Annuitization Date, the death benefit will equal the Contract Value. Death BenefitDeath of Contract Owner If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner. A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information.Death of Annuitant If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit. If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.Death of Contract Owner/Annuitant If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner. If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit. If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.Death Benefit Payment The recipient of the death benefit may elect to receive the death benefit: (1)in a lump sum;(2)as an annuity (see Annuity Payment Options); or(3)in any other manner permitted by law and approved by Nationwide.Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid. If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Calculation Method of Benefit [Text Block]
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She has elected the standard death benefit. On the date of Ms. P’s death, her Contract Value = $24,000. The death benefit for Ms. P’s contract will equal $24,000.

Death Benefit CalculationsAn applicant may elect either the standard death benefit (Return of Contract Value) or the optional death benefit that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.As indicated previously, the death benefit calculations discussed in this provision may not apply if the Contract Owner has been changed or the contract has been assigned.The value of each component of the death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date Nationwide receives: (1)proper proof of the Annuitant's death;(2)an election specifying the distribution method; and(3)any state required form(s).